UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 81121991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	1.15%	$ 1,000.00	$ 996.80	$ 5.79
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.41	$ 5.85

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
iShares Russell 2000 Value Index ETF	3.6	3.6
Utilities Select Sector SPDR ETF	3.3	0.0
iShares Russell 2000 Growth Index ETF	2.3	2.3
DJ Wilshire REIT ETF	2.2	1.4
iShares Russell Midcap Growth Index ETF	1.8	1.8
iShares Russell Midcap Value Index ETF	1.8	1.8
Foot Locker, Inc.	1.2	1.1
Comerica, Inc.	1.0	0.8
Raymond James Financial, Inc.	0.9	0.8
Cadence Design Systems, Inc.	0.8	0.5
	18.9
Top Five Market Sectors as of August 31, 2012
(Stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.6	14.6
Information Technology	14.9	15.3
Consumer Discretionary	12.3	13.0
Industrials	11.8	12.2
Health Care	8.5	7.8
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Common Stocks 78.6%	Common Stocks 79.2%
Mid-Cap Growth Funds 1.8%	Mid-Cap Growth Funds 1.8%
Mid-Cap Value Funds 1.8%	Mid-Cap Value Funds 1.8%
Small Growth Funds 2.3%	Small Growth Funds 2.3%
Small Value Funds 3.6%	Small Value Funds 3.6%
Sector Funds 5.5%	Sector Funds 1.4%
Short-Term Investments and Net Other Assets (Liabilities) 6.4%	Short-Term Investments and Net Other Assets (Liabilities) 9.9%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	3,195	$ 35,688
BorgWarner, Inc. (a)	450	30,951
Cooper Tire & Rubber Co.	1,170	23,388
Dana Holding Corp.	11,195	152,924
Tenneco, Inc. (a)	2,119	64,354
TRW Automotive Holdings Corp. (a)	2,210	96,599
Visteon Corp. (a)	2,300	105,846
		509,750
Distributors - 0.3%
LKQ Corp. (a)	1,530	57,742
Pool Corp.	1,876	73,896
		131,638
Diversified Consumer Services - 0.1%
Sotheby's Class A (Ltd. vtg.)	765	23,914
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc.	1,718	59,202
Choice Hotels International, Inc.	1,415	44,587
Darden Restaurants, Inc.	1,218	63,275
Domino's Pizza, Inc.	1,612	57,129
Dunkin' Brands Group, Inc.	1,775	51,706
Gaylord Entertainment Co. (a)	735	29,797
Hyatt Hotels Corp. Class A (a)	5,040	191,167
Interval Leisure Group, Inc.	1,385	25,553
Jack in the Box, Inc. (a)	2,584	67,417
Life Time Fitness, Inc. (a)	1,540	73,119
Marriott Vacations Worldwide Corp.	1,025	32,923
Penn National Gaming, Inc. (a)	2,416	94,925
Scientific Games Corp. Class A (a)	3,800	27,854
Six Flags Entertainment Corp.	1,125	62,134
Vail Resorts, Inc.	3,490	179,910
Wendy's Co.	4,500	19,215
Wyndham Worldwide Corp.	1,175	61,265
		1,141,178
Household Durables - 1.3%
Ethan Allen Interiors, Inc.	4,032	89,027
Jarden Corp.	1,075	51,955
M.D.C. Holdings, Inc.	6,760	234,437
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	836	$ 60,234
Ryland Group, Inc.	3,276	87,830
		523,483
Internet & Catalog Retail - 0.0%
Kayak Software Corp.	500	13,650
Leisure Equipment & Products - 0.3%
Brunswick Corp.	4,271	101,180
Media - 0.5%
Cablevision Systems Corp. - NY Group Class A	2,030	30,349
Interpublic Group of Companies, Inc.	5,900	62,776
Lions Gate Entertainment Corp. (a)	2,550	37,689
Regal Entertainment Group Class A	2,640	36,696
Scripps Networks Interactive, Inc. Class A	360	21,276
		188,786
Specialty Retail - 4.3%
ANN, Inc. (a)	2,090	74,362
Chico's FAS, Inc.	1,200	22,728
DSW, Inc. Class A	2,153	138,912
Five Below, Inc.	935	30,051
Foot Locker, Inc.	13,422	463,999
GNC Holdings, Inc.	5,105	198,329
Group 1 Automotive, Inc.	1,108	60,951
Monro Muffler Brake, Inc.	1,487	50,335
OfficeMax, Inc.	8,200	47,642
Pier 1 Imports, Inc.	7,650	141,372
RadioShack Corp.	2,400	5,832
Sally Beauty Holdings, Inc. (a)	1,300	35,750
The Children's Place Retail Stores, Inc. (a)	1,000	56,940
The Men's Wearhouse, Inc.	3,580	113,128
The Pep Boys - Manny, Moe & Jack	1,100	9,889
Tractor Supply Co.	988	94,334
Ulta Salon, Cosmetics & Fragrance, Inc.	470	44,180
Vitamin Shoppe, Inc. (a)	2,108	113,010
		1,701,744
Textiles, Apparel & Luxury Goods - 1.3%
Fifth & Pacific Companies, Inc. (a)	3,405	45,116
Hanesbrands, Inc. (a)	820	26,593
Maidenform Brands, Inc. (a)	2,254	50,016
PVH Corp.	2,635	247,427
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	1,951	$ 83,737
Under Armour, Inc. Class A (sub. vtg.) (a)	1,115	64,904
		517,793
TOTAL CONSUMER DISCRETIONARY		4,853,116
CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	1,325	39,127
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,970	64,892
		104,019
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	2,540	143,637
Fresh Market, Inc. (a)	595	34,343
Harris Teeter Supermarkets, Inc.	1,289	50,361
United Natural Foods, Inc. (a)	1,580	90,818
		319,159
Food Products - 0.8%
Annie's, Inc.	720	29,916
B&G Foods, Inc. Class A	3,052	89,332
Hain Celestial Group, Inc. (a)	1,820	125,562
Hillshire Brands Co.	410	10,689
Lancaster Colony Corp.	1,054	76,352
		331,851
Household Products - 0.1%
Energizer Holdings, Inc.	290	19,981
Personal Products - 0.5%
Herbalife Ltd.	1,600	77,424
Nu Skin Enterprises, Inc. Class A	2,892	119,989
		197,413
TOTAL CONSUMER STAPLES		972,423
ENERGY - 5.3%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	1,412	65,347
Dresser-Rand Group, Inc. (a)	1,264	63,984
Dril-Quip, Inc. (a)	930	65,137
Forum Energy Technologies, Inc.	680	16,096
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
ION Geophysical Corp. (a)	3,500	$ 22,855
Lufkin Industries, Inc.	812	42,565
Noble Corp.	2,425	92,490
Oil States International, Inc. (a)	2,060	161,174
OYO Geospace Corp. (a)	150	13,739
Pacific Drilling SA (a)	1,200	11,520
Patterson-UTI Energy, Inc.	2,199	33,403
Rowan Companies PLC (a)	580	20,404
SEACOR Holdings, Inc. (a)	1,150	98,912
Superior Energy Services, Inc. (a)	4,350	90,350
TETRA Technologies, Inc. (a)	4,300	27,563
Tidewater, Inc.	380	18,023
		843,562
Oil, Gas & Consumable Fuels - 3.1%
Berry Petroleum Co. Class A	1,836	67,638
Concho Resources, Inc. (a)	190	17,051
Denbury Resources, Inc. (a)	4,820	74,662
Energen Corp.	5,175	264,184
Energy XXI (Bermuda) Ltd.	1,410	46,375
HollyFrontier Corp.	3,950	159,146
Kodiak Oil & Gas Corp. (a)	2,155	19,266
Nordic American Tanker Shipping Ltd.	1,000	11,710
Oasis Petroleum, Inc. (a)	2,195	64,379
Pioneer Natural Resources Co.	1,540	149,934
Plains Exploration & Production Co. (a)	2,734	107,501
Range Resources Corp.	1,300	84,747
Resolute Energy Corp. (a)	5,011	45,299
Rosetta Resources, Inc. (a)	1,110	47,663
SM Energy Co.	1,005	47,466
Western Refining, Inc.	830	23,215
		1,230,236
TOTAL ENERGY		2,073,798
FINANCIALS - 15.6%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	1,227	144,320
FXCM, Inc. Class A	2,510	21,988
Greenhill & Co., Inc.	655	28,591
Invesco Ltd.	600	14,208
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Och-Ziff Capital Management Group LLC Class A	3,845	$ 30,337
Raymond James Financial, Inc.	10,155	357,456
Stifel Financial Corp. (a)	1,804	58,955
		655,855
Commercial Banks - 5.4%
BankUnited, Inc.	800	20,200
CIT Group, Inc. (a)	4,320	163,123
City National Corp.	200	10,270
Comerica, Inc.	12,825	393,856
East West Bancorp, Inc.	2,787	61,147
Fifth Third Bancorp	15,640	236,790
First Niagara Financial Group, Inc.	6,735	53,139
FirstMerit Corp.	2,540	39,853
Huntington Bancshares, Inc.	19,772	130,495
IBERIABANK Corp.	610	28,615
Investors Bancorp, Inc. (a)	7,580	130,149
KeyCorp	35,490	299,181
PrivateBancorp, Inc.	2,368	38,598
Prosperity Bancshares, Inc.	2,675	112,618
Regions Financial Corp.	30,025	208,974
SVB Financial Group (a)	1,740	100,903
TCF Financial Corp.	3,100	34,472
Texas Capital Bancshares, Inc. (a)	700	32,214
Umpqua Holdings Corp.	2,200	27,808
		2,122,405
Consumer Finance - 0.8%
DFC Global Corp. (a)	2,230	41,523
Discover Financial Services	4,540	175,834
SLM Corp.	6,475	101,981
		319,338
Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc.	1,780	24,600
Leucadia National Corp.	6,910	147,736
		172,336
Insurance - 2.6%
Arch Capital Group Ltd. (a)	1,025	40,908
Axis Capital Holdings Ltd.	1,500	51,105
Brown & Brown, Inc.	2,653	69,615
HCC Insurance Holdings, Inc.	1,767	58,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	8,450	$ 196,209
Platinum Underwriters Holdings Ltd.	600	23,844
Reinsurance Group of America, Inc.	1,000	58,740
Validus Holdings Ltd.	5,775	193,520
W.R. Berkley Corp.	2,970	111,019
White Mountains Insurance Group Ltd.	410	213,339
		1,016,751
Real Estate Investment Trusts - 4.2%
American Campus Communities, Inc.	1,040	48,485
American Capital Mortgage Investment Corp.	3,300	81,609
BioMed Realty Trust, Inc.	9,050	167,697
Brandywine Realty Trust (SBI)	13,575	165,615
Camden Property Trust (SBI)	460	31,938
CBL & Associates Properties, Inc.	7,300	156,001
Colonial Properties Trust (SBI)	3,000	65,760
Douglas Emmett, Inc.	2,990	71,730
DuPont Fabros Technology, Inc.	2,550	70,278
Equity Lifestyle Properties, Inc.	515	35,411
Extra Space Storage, Inc.	1,650	56,282
Hatteras Financial Corp.	1,205	34,933
Home Properties, Inc.	1,195	76,301
Kilroy Realty Corp.	1,100	51,931
Plum Creek Timber Co., Inc.	5,630	230,436
Post Properties, Inc.	1,060	54,113
Redwood Trust, Inc.	610	8,741
SL Green Realty Corp.	1,330	107,198
Sovran Self Storage, Inc.	690	39,227
Tanger Factory Outlet Centers, Inc.	760	25,498
Taubman Centers, Inc.	475	38,010
Two Harbors Investment Corp.	4,035	46,766
		1,663,960
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	3,140	93,007
Jones Lang LaSalle, Inc.	675	48,688
		141,695
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc.	340	$ 9,221
Northwest Bancshares, Inc.	3,800	45,904
		55,125
TOTAL FINANCIALS		6,147,465
HEALTH CARE - 8.5%
Biotechnology - 2.1%
Acorda Therapeutics, Inc. (a)	2,025	46,271
Alkermes PLC (a)	1,795	32,938
Amarin Corp. PLC ADR (a)	5,049	69,121
BioMarin Pharmaceutical, Inc. (a)	2,076	77,518
Cepheid, Inc. (a)	610	23,021
Cubist Pharmaceuticals, Inc. (a)	625	28,875
Genomic Health, Inc. (a)	420	14,473
Incyte Corp. (a)	5,659	113,237
Medivation, Inc. (a)	480	50,333
Merrimack Pharmaceuticals, Inc.	3,395	27,024
Myriad Genetics, Inc. (a)	2,688	67,173
Onyx Pharmaceuticals, Inc. (a)	690	49,625
Pharmacyclics, Inc. (a)	435	29,110
Seattle Genetics, Inc. (a)	2,619	69,508
Spectrum Pharmaceuticals, Inc. (a)	1,200	14,352
Synta Pharmaceuticals Corp. (a)	1,350	8,870
Theravance, Inc. (a)	1,525	40,672
United Therapeutics Corp. (a)	1,225	66,297
		828,418
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	1,455	49,397
HeartWare International, Inc. (a)	235	21,049
Insulet Corp. (a)	4,295	90,066
Mako Surgical Corp. (a)	560	9,229
Masimo Corp. (a)	2,307	50,939
Meridian Bioscience, Inc.	1,831	32,372
NuVasive, Inc. (a)	2,433	51,288
NxStage Medical, Inc. (a)	1,769	22,555
Sirona Dental Systems, Inc. (a)	5,116	271,864
Steris Corp.	1,888	64,645
Symmetry Medical, Inc. (a)	1,800	16,758
Thoratec Corp. (a)	1,814	61,476
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	1,285	$ 36,340
Wright Medical Group, Inc. (a)	470	9,729
		787,707
Health Care Providers & Services - 2.0%
Assisted Living Concepts, Inc. Class A	1,770	13,788
Catamaran Corp. (a)	656	57,170
Centene Corp. (a)	1,789	72,651
Chemed Corp.	1,364	90,065
Health Management Associates, Inc. Class A (a)	5,536	42,406
HMS Holdings Corp. (a)	1,721	59,306
MEDNAX, Inc. (a)	933	64,638
Patterson Companies, Inc.	590	20,042
PSS World Medical, Inc. (a)	1,711	36,940
Team Health Holdings, Inc. (a)	2,185	62,382
Universal American Spin Corp. (a)	6,860	62,083
Universal Health Services, Inc. Class B	1,305	52,135
VCA Antech, Inc. (a)	1,856	35,895
Wellcare Health Plans, Inc. (a)	1,820	103,176
		772,677
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,000	10,500
Computer Programs & Systems, Inc.	475	24,011
Greenway Medical Technologies	1,880	28,313
		62,824
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	3,500	13,335
Bruker BioSciences Corp. (a)	2,200	26,642
Cambrex Corp. (a)	2,000	24,360
Charles River Laboratories International, Inc. (a)	3,155	114,590
Covance, Inc. (a)	585	27,957
PAREXEL International Corp. (a)	2,726	78,482
PerkinElmer, Inc.	7,487	204,395
Techne Corp.	1,111	76,181
		565,942
Pharmaceuticals - 0.8%
Hospira, Inc. (a)	390	13,096
Jazz Pharmaceuticals PLC (a)	2,125	96,709
Medicis Pharmaceutical Corp. Class A	1,550	48,918
Optimer Pharmaceuticals, Inc. (a)	1,715	25,776
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Par Pharmaceutical Companies, Inc. (a)	180	$ 8,964
Questcor Pharmaceuticals, Inc. (a)	770	33,449
Salix Pharmaceuticals Ltd. (a)	2,133	93,767
Warner Chilcott PLC	300	4,086
		324,765
TOTAL HEALTH CARE		3,342,333
INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
AeroVironment, Inc. (a)	400	9,544
BE Aerospace, Inc. (a)	430	17,312
Ceradyne, Inc.	1,000	23,750
Esterline Technologies Corp. (a)	870	52,026
Hexcel Corp. (a)	2,778	62,977
Spirit AeroSystems Holdings, Inc. Class A (a)	8,930	222,000
Teledyne Technologies, Inc. (a)	500	32,255
Textron, Inc.	1,300	34,736
TransDigm Group, Inc. (a)	730	101,193
Triumph Group, Inc.	4,045	240,394
		796,187
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	4,060	209,090
Forward Air Corp.	1,704	57,288
Hub Group, Inc. Class A (a)	1,970	59,297
		325,675
Airlines - 0.2%
Copa Holdings SA Class A	500	38,815
US Airways Group, Inc. (a)	2,525	26,917
		65,732
Building Products - 0.4%
A.O. Smith Corp.	1,817	99,408
Armstrong World Industries, Inc.	795	34,956
Fortune Brands Home & Security, Inc. (a)	920	23,460
		157,824
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	1,500	46,845
Clean Harbors, Inc. (a)	890	48,407
Corrections Corp. of America	2,478	82,542
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp.	2,200	$ 37,620
HNI Corp.	2,425	67,221
Multi-Color Corp.	350	7,140
Tetra Tech, Inc. (a)	2,538	65,836
Waste Connections, Inc.	2,370	68,612
		424,223
Construction & Engineering - 0.3%
KBR, Inc.	4,710	127,594
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,024	65,700
AMETEK, Inc.	1,490	51,122
Encore Wire Corp.	3,890	110,165
Regal-Beloit Corp.	1,227	83,510
		310,497
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	890	46,583
Machinery - 3.5%
Actuant Corp. Class A	2,280	64,114
AGCO Corp. (a)	2,375	99,964
Barnes Group, Inc.	5,190	122,847
Colfax Corp. (a)	1,250	41,113
Commercial Vehicle Group, Inc. (a)	710	6,000
Crane Co.	1,298	49,311
ESCO Technologies, Inc.	900	31,887
Flowserve Corp.	180	22,979
ITT Corp.	1,100	21,890
Kennametal, Inc.	1,517	55,886
Lincoln Electric Holdings, Inc.	1,628	67,155
Lindsay Corp.	931	60,850
Manitowoc Co., Inc.	1,600	20,608
Navistar International Corp. (a)	900	19,782
Nordson Corp.	770	45,284
Pall Corp.	700	38,857
RBC Bearings, Inc. (a)	1,225	56,338
Snap-On, Inc.	975	67,685
SPX Corp.	870	55,593
Trinity Industries, Inc.	8,300	235,222
Twin Disc, Inc.	500	9,255
WABCO Holdings, Inc. (a)	1,042	61,186
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabtec Corp.	910	$ 71,107
Woodward, Inc.	1,265	44,186
		1,369,099
Marine - 0.1%
Danaos Corp. (a)	1,900	6,935
Matson, Inc.	950	21,556
		28,491
Professional Services - 0.2%
FTI Consulting, Inc. (a)	600	15,606
IHS, Inc. Class A (a)	420	47,897
		63,503
Road & Rail - 1.2%
AMERCO	1,025	95,376
Avis Budget Group, Inc. (a)	3,365	55,253
Genesee & Wyoming, Inc. Class A (a)	940	59,746
Hertz Global Holdings, Inc. (a)	10,300	146,054
Ryder System, Inc.	2,905	116,229
		472,658
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	1,025	41,697
Rush Enterprises, Inc. Class A (a)	2,010	34,250
United Rentals, Inc. (a)	6,170	199,353
Watsco, Inc.	909	68,593
WESCO International, Inc. (a)	1,575	91,004
		434,897
TOTAL INDUSTRIALS		4,622,963
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.1%
Acme Packet, Inc. (a)	1,100	20,999
ADTRAN, Inc.	1,230	24,957
Arris Group, Inc. (a)	2,800	38,164
Brocade Communications Systems, Inc. (a)	6,900	40,020
Ciena Corp. (a)	3,595	49,144
Finisar Corp. (a)	4,640	63,754
Infinera Corp. (a)	3,700	21,016
Juniper Networks, Inc. (a)	1,480	25,811
NETGEAR, Inc. (a)	2,495	91,242
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Palo Alto Networks, Inc.	115	$ 7,404
Procera Networks, Inc. (a)	1,220	25,852
Sierra Wireless, Inc. (a)	2,000	17,246
		425,609
Computers & Peripherals - 0.3%
3D Systems Corp. (a)	970	42,399
Diebold, Inc.	150	4,887
NCR Corp. (a)	1,260	28,211
Silicon Graphics International Corp. (a)	4,320	36,893
		112,390
Electronic Equipment & Components - 2.8%
Avnet, Inc. (a)	5,150	165,882
Cognex Corp.	1,473	53,161
CTS Corp.	1,700	16,745
Dolby Laboratories, Inc. Class A (a)	700	23,226
FEI Co.	2,100	112,791
Itron, Inc. (a)	800	34,688
Jabil Circuit, Inc.	4,250	96,815
Littelfuse, Inc.	1,129	57,906
Mercury Computer Systems, Inc. (a)	900	8,784
Molex, Inc. Class A (non-vtg.)	6,620	146,898
National Instruments Corp.	2,265	58,346
Plexus Corp. (a)	3,650	109,099
SYNNEX Corp. (a)	1,626	56,146
Tech Data Corp. (a)	1,590	77,242
Trimble Navigation Ltd. (a)	930	45,617
Universal Display Corp. (a)	1,000	40,370
		1,103,716
Internet Software & Services - 1.7%
Ancestry.com, Inc. (a)	1,343	41,740
Cornerstone OnDemand, Inc. (a)	2,095	56,167
CoStar Group, Inc. (a)	1,265	102,781
DealerTrack Holdings, Inc. (a)	3,874	107,271
Digital River, Inc. (a)	2,100	34,986
ExactTarget, Inc.	1,370	29,003
IAC/InterActiveCorp	795	41,213
Keynote Systems, Inc.	600	7,878
OpenTable, Inc. (a)	940	39,903
Responsys, Inc. (a)	1,810	17,358
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SPS Commerce, Inc. (a)	1,770	$ 61,862
ValueClick, Inc. (a)	9,293	151,104
		691,266
IT Services - 1.6%
Acxiom Corp. (a)	2,300	39,238
Alliance Data Systems Corp. (a)	985	135,585
Convergys Corp.	2,300	35,673
CoreLogic, Inc. (a)	2,000	49,200
DST Systems, Inc.	700	35,616
Fidelity National Information Services, Inc.	3,300	103,950
Gartner, Inc. Class A (a)	1,255	61,984
Genpact Ltd.	1,500	27,375
InterXion Holding N.V. (a)	1,975	37,703
Lender Processing Services, Inc.	1,800	50,526
Sapient Corp.	1,610	16,277
VeriFone Systems, Inc. (a)	875	30,398
		623,525
Semiconductors & Semiconductor Equipment - 2.7%
Avago Technologies Ltd.	400	14,628
Ceva, Inc. (a)	700	11,284
Cirrus Logic, Inc. (a)	430	17,918
Cymer, Inc. (a)	1,199	67,983
Cypress Semiconductor Corp.	3,455	40,113
Ezchip Semiconductor Ltd. (a)	915	30,936
FormFactor, Inc. (a)	2,500	12,725
Freescale Semiconductor Holdings I Ltd. (a)	1,690	16,917
Lam Research Corp. (a)	1,569	53,550
M/A-COM Technology Solutions, Inc.	570	6,566
Mellanox Technologies Ltd. (a)	610	69,778
Microsemi Corp. (a)	2,952	58,774
MKS Instruments, Inc.	1,943	52,675
Monolithic Power Systems, Inc. (a)	1,190	25,656
NXP Semiconductors NV (a)	1,000	23,320
ON Semiconductor Corp. (a)	5,185	32,303
Peregrine Semiconductor Corp.	1,475	23,453
Power Integrations, Inc.	1,554	53,831
Semtech Corp. (a)	2,248	55,121
Skyworks Solutions, Inc. (a)	7,450	226,927
Spansion, Inc. Class A	1,800	20,574
Teradyne, Inc. (a)	3,814	59,575
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultratech, Inc. (a)	850	$ 28,033
Volterra Semiconductor Corp. (a)	2,133	50,829
		1,053,469
Software - 4.7%
Accelrys, Inc. (a)	2,500	19,225
Allot Communications Ltd. (a)	900	23,778
ANSYS, Inc. (a)	1,062	74,021
Aspen Technology, Inc. (a)	4,960	120,925
BMC Software, Inc. (a)	520	21,528
Bottomline Technologies, Inc. (a)	620	13,913
BroadSoft, Inc. (a)	1,290	46,711
Cadence Design Systems, Inc. (a)	23,429	309,263
Check Point Software Technologies Ltd. (a)	600	27,654
CommVault Systems, Inc. (a)	1,738	87,630
Compuware Corp. (a)	1,440	14,400
Comverse Technology, Inc. (a)	2,700	16,200
Eloqua, Inc.	1,085	15,179
Fair Isaac Corp.	1,813	77,433
Fortinet, Inc. (a)	1,870	49,574
Informatica Corp. (a)	1,977	64,450
Interactive Intelligence Group, Inc. (a)	1,539	45,493
Jive Software, Inc.	3,020	45,572
Manhattan Associates, Inc. (a)	2,754	139,297
MICROS Systems, Inc. (a)	2,470	125,130
MicroStrategy, Inc. Class A (a)	461	57,860
NICE Systems Ltd. sponsored ADR (a)	1,215	38,005
Opnet Technologies, Inc.	610	19,044
Parametric Technology Corp. (a)	2,263	48,089
QLIK Technologies, Inc. (a)	1,650	34,898
Quest Software, Inc. (a)	292	8,161
Rovi Corp. (a)	1,630	25,004
SeaChange International, Inc. (a)	2,100	17,136
SolarWinds, Inc. (a)	2,946	161,676
Tangoe, Inc. (a)	2,405	38,961
Verint Systems, Inc. (a)	1,300	37,219
Websense, Inc. (a)	2,323	35,728
		1,859,157
TOTAL INFORMATION TECHNOLOGY		5,869,132
Common Stocks - continued
	Shares	Value
MATERIALS - 4.9%
Chemicals - 2.3%
Albemarle Corp.	570	$ 31,196
Ashland, Inc.	2,115	155,727
Cabot Corp.	3,190	111,108
Chemtura Corp. (a)	2,000	33,060
Cytec Industries, Inc.	2,375	162,616
Georgia Gulf Corp.	220	8,721
Innospec, Inc. (a)	890	27,999
Intrepid Potash, Inc. (a)	6,540	146,692
Olin Corp.	2,760	59,147
PolyOne Corp.	3,110	49,076
Rockwood Holdings, Inc.	2,247	106,373
Tronox Ltd. Class A	600	15,474
		907,189
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	370	28,261
Containers & Packaging - 0.8%
Aptargroup, Inc.	670	33,936
Ball Corp.	840	35,423
Boise, Inc.	6,700	50,451
Crown Holdings, Inc. (a)	1,200	43,500
Greif, Inc. Class A	991	44,100
Rock-Tenn Co. Class A	230	15,357
Sealed Air Corp.	2,000	28,540
Silgan Holdings, Inc.	1,340	56,186
		307,493
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	3,390	100,480
Allied Nevada Gold Corp. (a)	626	20,395
AuRico Gold, Inc. (a)	2,905	20,132
Carpenter Technology Corp.	1,250	59,075
Detour Gold Corp. (a)	746	18,768
Globe Specialty Metals, Inc.	1,160	16,924
Kaiser Aluminum Corp.	3,420	191,007
Royal Gold, Inc.	400	35,208
Schnitzer Steel Industries, Inc. Class A	2,830	78,165
		540,154
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
MeadWestvaco Corp.	3,475	$ 99,941
Resolute Forest Products (a)	2,500	31,425
		131,366
TOTAL MATERIALS		1,914,463
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	440	8,624
Frontier Communications Corp.	2,120	9,794
		18,418
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	2,884	172,406
TOTAL TELECOMMUNICATION SERVICES		190,824
UTILITIES - 2.3%
Electric Utilities - 1.1%
Cleco Corp.	3,100	126,883
ITC Holdings Corp.	2,004	144,248
OGE Energy Corp.	500	27,025
PNM Resources, Inc.	3,175	65,310
Portland General Electric Co.	820	22,009
UIL Holdings Corp.	630	22,163
		407,638
Gas Utilities - 0.1%
Atmos Energy Corp.	510	17,819
Independent Power Producers & Energy Traders - 0.1%
GenOn Energy, Inc. (a)	10,800	27,324
Ormat Technologies, Inc.	1,400	26,586
		53,910
Multi-Utilities - 0.8%
CMS Energy Corp.	6,200	143,034
NiSource, Inc.	7,350	178,899
		321,933
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	2,405	$ 88,672
TOTAL UTILITIES		889,972
TOTAL COMMON STOCKS (Cost $27,981,356)		30,876,489
Equity Funds - 15.0%

Mid-Cap Growth Funds - 1.8%
iShares Russell Midcap Growth Index ETF	11,500	703,915
Mid-Cap Value Funds - 1.8%
iShares Russell Midcap Value Index ETF	14,600	699,778
Sector Funds - 5.5%
DJ Wilshire REIT ETF	11,553	855,500
Utilities Select Sector SPDR ETF	35,762	1,298,518
TOTAL SECTOR FUNDS		2,154,018
Small Growth Funds - 2.3%
iShares Russell 2000 Growth Index ETF	9,800	911,302
Small Value Funds - 3.6%
iShares Russell 2000 Value Index ETF	20,100	1,445,373
TOTAL EQUITY FUNDS (Cost $5,475,708)		5,914,386
Money Market Funds - 6.3%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $2,460,772)	2,460,772	2,460,772
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $35,917,836)		39,251,647
NET OTHER ASSETS (LIABILITIES) - 0.1%		29,961
NET ASSETS - 100%		$ 39,281,608
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 679,560	$ 49,465
8 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	648,880	55,677
TOTAL EQUITY INDEX CONTRACTS		$ 1,328,440	$ 105,142

The face value of futures purchased as a percentage of net assets is 3.4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 105,142	$ -
Total Value of Derivatives	$ 105,142	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $35,917,836)		$ 39,251,647
Segregated cash with broker for futures contracts		79,500
Receivable for investments sold		157,392
Receivable for fund shares sold		20
Dividends receivable		21,730
Receivable for daily variation margin on futures contracts		8,100
Prepaid expenses		6,435
Total assets		39,524,824

Liabilities
Payable for investments purchased	$ 158,493
Payable for fund shares redeemed	1,084
Accrued management fee	23,515
Other affiliated payables	4,258
Registration fee payable	23,579
Audit fees payable	19,764
Custodian fees payable	12,523
Total liabilities		243,216

Net Assets		$ 39,281,608
Net Assets consist of:
Paid in capital		$ 35,682,030
Undistributed net investment income		23,791
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,834
Net unrealized appreciation (depreciation) on investments		3,438,953
Net Assets, for 3,562,641 shares outstanding		$ 39,281,608
Net Asset Value, offering price and redemption price per share ($39,281,608 ÷ 3,562,641 shares)		$ 11.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 244,609
Interest		15
Total income		244,624

Expenses
Management fee	$ 139,292
Transfer agent fees	18,679
Accounting fees and expenses	7,493
Custodian fees and expenses	18,224
Independent trustees' compensation	234
Registration fees	17,181
Audit	19,678
Legal	167
Miscellaneous	197
Total expenses before reductions	221,145
Expense reductions	(312)	220,833
Net investment income (loss)		23,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	341,855
Foreign currency transactions	100
Futures contracts	131,720
Total net realized gain (loss)		473,675
Change in net unrealized appreciation (depreciation) on: Investment securities	(445,628)
Futures contracts	(203,579)
Total change in net unrealized appreciation (depreciation)		(649,207)
Net gain (loss)		(175,532)
Net increase (decrease) in net assets resulting from operations		$ (151,741)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	For the period December 20, 2011 (commencement of operations) to February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,791	$ (14,018)
Net realized gain (loss)	473,675	300,477
Change in net unrealized appreciation (depreciation)	(649,207)	4,088,160
Net increase (decrease) in net assets resulting from operations	(151,741)	4,374,619
Distributions to shareholders from net realized gain	(605,799)	(17,500)
Share transactions Proceeds from sales of shares	65,614	35,000,000
Reinvestment of distributions	605,799	17,500
Cost of shares redeemed	(6,890)	-
Net increase (decrease) in net assets resulting from share transactions	664,523	35,017,500
Redemption fees	6	-
Total increase (decrease) in net assets	(93,011)	39,374,619

Net Assets
Beginning of period	39,374,619	-
End of period (including undistributed net investment income of $23,791 and undistributed net investment income of $0, respectively)	$ 39,281,608	$ 39,374,619
Other Information Shares
Sold	6,180	3,500,000
Issued in reinvestment of distributions	55,375	1,727
Redeemed	(641)	-
Net increase (decrease)	$ 60,914	$ 3,501,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended (Unaudited)	Period ended February 29,
August 31,	2012	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	- H
Net realized and unrealized gain (loss)	(.05)	1.25
Total from investment operations	(.04)	1.25
Distributions from net realized gain	(.17)	(.01) J
Redemption fees added to paid in capital D	- H	-
Net asset value, end of period	$ 11.03	$ 11.24
Total Return B,C	(.32)%	12.46%
Ratios to Average Net Assets F
Expenses before reductions	1.15% A	1.58% A
Expenses net of fee waivers, if any	1.15% A	1.16% A
Expenses net of all reductions	1.15% A	1.16% A
Net investment income (loss)	.12% A	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,282	$ 39,375
Portfolio turnover rate G	60% A	11% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

I Amount not annualized.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency Translation - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating loss and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,172,252
Gross unrealized depreciation	(877,735)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,294,517

Tax cost	$ 35,957,130

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $131,720 and a change in net unrealized appreciation (depreciation) of $(203,579) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $12,094,012 and $10,603,718, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Sub-Advisers. Advisory Research, Inc. (ARI), Fred Alger Management, Inc., Invesco Advisers, Inc., Neuberger Berman Management, LLC, Pyramis Global Advisors, LLC (Pyramis) (an affiliate of Strategic Advisers) and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $290 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $22.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fred Alger Management, Inc.

Invesco Advisers, Inc.

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMM-USAN-1012
1.933022.100

Strategic Advisers® Emerging Markets Fund of Funds

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 2, 2012 to August 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2012	Expenses Paid During Period
Actual	.10%	$ 1,000.00	$ 947.00	$ .33A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.70	$ .51B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period May 2, 2012 to August 31, 2012). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
% of fund's net assets
GMO Emerging Markets Fund - Class V	14.5
Aberdeen Emerging Markets Fund Institutional Class	14.3
Lazard Emerging Markets Equity Portfolio Institutional Class	14.3
Acadian Emerging Markets Portfolio Institutional Class	14.0
T. Rowe Price Emerging Markets Stock Fund	10.6
Fidelity Emerging Markets Fund	10.2
SSgA Emerging Markets Fund Select Class	6.9
Oppenheimer Developing Markets Fund Class Y	5.1
Eaton Vance Parametric Structured Emerging Markets Fund Class I	5.0
Thornburg Developing World - Class I	4.1
99.0
Asset Allocation (% of fund's net assets)
As of August 31, 2012
Emerging Markets Funds 99.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.3%

Asset allocations of equity funds in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.7%
	Shares	Value
Emerging Markets Funds - 99.7%
Aberdeen Emerging Markets Fund Institutional Class	78,692	$ 1,112,710
Acadian Emerging Markets Portfolio Institutional Class	62,467	1,083,170
Eaton Vance Parametric Structured Emerging Markets Fund Class I	28,384	389,142
Fidelity Emerging Markets Fund (b)	37,431	789,046
GMO Emerging Markets Fund - Class V	105,171	1,128,483
Lazard Emerging Markets Equity Portfolio Institutional Class	59,735	1,110,480
Oppenheimer Developing Markets Fund Class Y	12,403	396,151
SSgA Emerging Markets Fund Select Class	28,280	531,389
T. Rowe Price Emerging Markets Stock Fund	27,009	822,421
Thornburg Developing World - Class I (a)	21,088	318,857
Vanguard Emerging Markets ETF	1,380	55,407
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $8,124,470)		7,737,256
NET OTHER ASSETS (LIABILITIES) - 0.3%		25,305
NET ASSETS - 100%		$ 7,762,561
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ -	$ 860,407	$ -	$ -	$ 789,046
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,264,063)	$ 6,948,210
Affiliated issuers (cost $860,407)	789,046
Total Investments (cost $8,124,470)		$ 7,737,256
Cash		38,543
Receivable for fund shares sold		295
Prepaid expenses		16,067
Receivable from investment adviser for expense reductions		4,796
Total assets		7,796,957

Liabilities
Payable for investments purchased	$ 236
Custodian fees payable	2,282
Audit fees payable	6,742
Registration fees payable	25,050
Other affiliated payables	86
Total liabilities		34,396

Net Assets		$ 7,762,561
Net Assets consist of:
Paid in capital		$ 8,181,677
Accumulated net investment loss		(2,392)
Accumulated undistributed net realized gain (loss) on investments		(29,510)
Net unrealized appreciation (depreciation) on investments		(387,214)
Net Assets, for 819,825 shares outstanding		$ 7,762,561
Net Asset Value, offering price and redemption price per share ($7,762,561 ÷ 819,825 shares)		$ 9.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period May 2, 2012 (commencement of operations) to August 31, 2012 (Unaudited)

Investment Income
Dividends		$ -

Expenses
Management fee	$ 7,509
Transfer agent fees	99
Accounting fees and expenses	309
Custodian fees and expenses	2,282
Independent trustees' compensation	23
Registration fees	9,482
Audit	8,371
Legal	10
Total expenses before reductions	28,085
Expense reductions	(25,693)	2,392
Net investment income (loss)		(2,392)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(29,510)
Change in net unrealized appreciation (depreciation) on investment securities		(387,214)
Net gain (loss)		(416,724)
Net increase (decrease) in net assets resulting from operations		$ (419,116)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 2, 2012 (commencement of operations) to August 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,392)
Net realized gain (loss)	(29,510)
Change in net unrealized appreciation (depreciation)	(387,214)
Net increase (decrease) in net assets resulting from operations	(419,116)
Share transactions Proceeds from sales of shares	8,181,771
Cost of shares redeemed	(95)
Net increase (decrease) in net assets resulting from share transactions	8,181,676
Redemption fees	1
Total increase (decrease) in net assets	7,762,561

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $2,392)	$ 7,762,561
Other Information Shares
Sold	819,835
Redeemed	(10)
Net increase (decrease)	819,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended August 31, 2012 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H
Net realized and unrealized gain (loss)	(.53)
Total from investment operations	(.53)
Redemption fees added to paid in capital	-D, H
Net asset value, end of period	$ 9.47
Total Return B,C	(5.30)%
Ratios to Average Net Assets F
Expenses before reductions	1.13% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,763
Portfolio turnover rate G	4% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to August 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,192
Gross unrealized depreciation	(401,406)
Net unrealized appreciation (depreciation) on securities and other investments	$ (387,214)

Tax cost	$ 8,124,470

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $8,465,154 and $311,174, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

In September 2012, the Board of Trustees approved the appointment of Acadian Asset Management LLC as an additional sub-adviser for the Fund.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of less than .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2013. During the period, this waiver reduced the Fund's management fee by $7,509.

Strategic Advisers has also contractually agreed to reimburse the Fund until April 30, 2013 to the extent that annual operating expenses exceed ..10% of average net assets. Some expenses, for example sub-advisory fees and interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $18,071.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $113 for the period.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 98% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On March 1, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve the management contract with Strategic Advisers, Inc. (Strategic Advisers) and Pyramis Global Advisors, LLC (Pyramis), (the Sub-Advisory Agreement and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed to be relevant to the approval of the Advisory Contracts.

In considering whether to approve the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreement, the Board also concluded that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or Pyramis derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board also considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology and the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser, custodians and sub-custodians; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the sub-adviser and the portfolio managers in managing accounts under a similar investment mandate. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-adviser and the projected total operating expenses of the fund in reviewing the Advisory Contracts. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% and considered Strategic Advisers' management fee waiver of a portion of the fund's management fee in an amount equal to 0.30% until April 30, 2013. The Board also considered Strategic Advisers' contractual expense cap limiting total expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), to 0.10% until April 30, 2013. The Board noted that although the fund's proposed maximum aggregate management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's total management fee rate is expected to be below the median based upon the expected asset allocation to underlying funds.

Based on its review, the Board concluded that the fund's management fee and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board did not consider the anticipated costs of the services to be provided and profits to be realized by the sub-adviser from its relationship with the fund, noting instead the arm's-length nature of the relationship between Strategic Advisers and the sub-adviser with respect to the negotiation of the sub-advisory fee rates on behalf of the fund.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services to be rendered and that the fund's Advisory Contracts should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to the Sub-Advisory Agreement, the Board concluded that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or Pyramis derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Acadian Asset Management LLC

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RMF-USAN-1012
1.938035.100

Strategic Advisers® U.S. Opportunity Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.08%	$ 1,000.00	$ 1,029.00	$ .41
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.80	$ .41

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Advisor Diversified Stock Fund Institutional Class	5.0	5.4
Technology Select Sector SPDR ETF	4.8	2.0
Fidelity Industrials Portfolio	3.7	2.7
Fidelity Mega Cap Stock Fund Institutional Class	3.6	2.8
Fidelity Advisor Consumer Staples Fund Institutional Class	3.5	2.1
Fidelity Telecom and Utilities Fund	3.5	1.9
Fidelity Software & Computer Services Portfolio	3.4	2.2
The Yacktman Fund Service Class	3.3	2.4
Fidelity Pharmaceuticals Portfolio	2.9	2.9
Fidelity Energy Portfolio	2.9	3.1
	36.6
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Large Blend Funds 17.6%	Large Blend Funds 13.0%
Large Growth Funds 1.8%	Large Growth Funds 4.1%
Large Value Funds 8.8%	Large Value Funds 12.3%
Mid-Cap Blend Funds 0.0%	Mid-Cap Blend Funds 0.0%†
Mid-Cap Growth Funds 0.0%	Mid-Cap Growth Funds 0.3%
Mid-Cap Value Funds 0.5%	Mid-Cap Value Funds 0.4%
Small Blend Funds 0.0%	Small Blend Funds 0.8%
Small Growth Funds 0.0%	Small Growth Funds 0.5%
Small Value Funds 0.6%	Small Value Funds 2.1%
Sector Funds 70.7%	Sector Funds 66.5%
Net Other Assets (Liabilities) 0.0%†	Net Other Assets (Liabilities) 0.0%†

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 17.6%
American Century Equity Growth Fund	224,749	$ 5,434,437
Clipper Fund	8,141	546,782
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	9,325,402	160,676,680
Fidelity Growth & Income Portfolio (c)	2,669,575	55,233,503
Fidelity Large Cap Core Enhanced Index Fund (c)	6,726,049	67,529,530
Fidelity Mega Cap Stock Fund (c)	573,461	6,640,676
Fidelity Mega Cap Stock Fund Institutional Class (c)	10,091,474	116,556,527
iShares S&P 100 Index ETF	730,500	47,489,805
The Yacktman Fund Service Class	5,626,206	105,941,450
Vanguard Dividend Appreciation ETF	1,800	106,020
TOTAL LARGE BLEND FUNDS		566,155,410
Large Growth Funds - 1.8%
PowerShares QQQ Trust ETF	833,800	56,831,808
Large Value Funds - 8.8%
American Century Equity Income Fund Investor Class	35,617	280,307
American Century Income & Growth Fund Investor Class	1,455,195	39,610,405
BlackRock Equity Dividend Fund Investor A Class	4,653,951	91,263,980
Fidelity Advisor Equity Income Fund Institutional Class (c)	2,412,430	62,288,931
JPMorgan Value Advantage Fund Select Class	1,030,437	21,288,839
SPDR Dow Jones Industrial Average ETF	509,551	66,690,035
TOTAL LARGE VALUE FUNDS		281,422,497
Mid-Cap Value Funds - 0.5%
JPMorgan Mid Capital Value Fund Select Class	626,607	16,912,126
Sector Funds - 70.7%
Consumer Discretionary Select Sector SPDR ETF	570,600	25,990,830
Consumer Staples Select Sector SPDR ETF	1,184,400	41,998,824
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	1,409,902	113,201,058
Fidelity Advisor Materials Fund Institutional Class (c)	239,978	16,392,915
Fidelity Advisor Real Estate Fund Institutional Class (c)	86,930	1,746,419
Fidelity Advisor Technology Fund Institutional Class (a)(c)	793,601	22,379,554
Fidelity Air Transportation Portfolio (c)	92,232	3,391,355
Fidelity Banking Portfolio (c)	2,705,706	52,111,903
Fidelity Biotechnology Portfolio (c)	640,251	69,320,009
Fidelity Brokerage & Investment Management Portfolio (c)	199,586	9,168,982
Fidelity Chemicals Portfolio (c)	808,213	91,198,740
Fidelity Communications Equipment Portfolio (c)	697,622	15,305,818
Fidelity Computers Portfolio (a)(c)	1,428,122	91,599,716
Fidelity Construction & Housing Portfolio (c)	459,634	20,200,921
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Consumer Discretionary Portfolio (c)	2,164,485	$ 58,549,319
Fidelity Consumer Finance Portfolio (c)	3,875,904	53,681,272
Fidelity Defense & Aerospace Portfolio (c)	392,607	32,405,786
Fidelity Electronics Portfolio (c)	364,236	17,122,715
Fidelity Energy Portfolio (c)	1,815,700	92,310,177
Fidelity Energy Service Portfolio (a)(c)	712,659	48,161,505
Fidelity Health Care Portfolio (c)	230,163	31,969,663
Fidelity Industrial Equipment Portfolio (c)	1,005,433	35,170,059
Fidelity Industrials Portfolio (c)	4,921,154	119,239,571
Fidelity Insurance Portfolio (c)	1,086,687	54,432,168
Fidelity IT Services Portfolio (c)	3,543,191	85,213,735
Fidelity Medical Delivery Portfolio (a)(c)	1,070,993	64,355,982
Fidelity Multimedia Portfolio (c)	823,364	44,148,797
Fidelity Natural Gas Portfolio (c)	265,713	8,261,029
Fidelity Natural Resources Portfolio (c)	229,763	7,294,981
Fidelity Pharmaceuticals Portfolio (c)	6,235,066	93,713,039
Fidelity Retailing Portfolio (c)	1,237,052	77,439,427
Fidelity Software & Computer Services Portfolio (c)	1,261,206	109,258,297
Fidelity Telecom and Utilities Fund (c)	6,003,182	111,359,026
Fidelity Telecommunications Portfolio (c)	1,026,000	51,515,460
Fidelity Transportation Portfolio (c)	238,457	12,046,845
Fidelity Utilities Portfolio (c)	96,466	5,425,230
Franklin Gold and Precious Metals Fund Class A	392,595	12,229,331
Franklin Utilities Advisor Fund	60,540	848,161
Health Care Select Sector SPDR ETF	517,800	20,111,352
Industrial Select Sector SPDR ETF	241,500	8,780,940
iShares Cohen & Steers Realty Majors ETF	4,700	376,705
iShares Dow Jones U.S. Basic Materials Sector Index ETF	74,000	4,872,160
iShares Dow Jones U.S. Energy Sector Index ETF	1,294,640	53,093,186
iShares Dow Jones U.S. Home Construction Index ETF	744,900	13,534,833
iShares Dow Jones U.S. Real Estate Index ETF	61,000	4,003,430
iShares Dow Jones U.S. Technology Sector Index ETF	640,500	48,287,295
iShares Dow Jones U.S. Telecommunications Sector Index ETF	40,000	964,000
iShares Dow Jones U.S. Utilities Sector Index ETF	1,800	160,200
iShares NASDAQ Biotechnology Index ETF	1,100	150,018
KBW Regional Banking ETF	102,200	2,840,138
SPDR Financial Select Sector ETF	899,500	13,636,420
SPDR S&P Retail ETF	1,152,600	70,573,698
Equity Funds - continued
	Shares	Value
Sector Funds - continued
T. Rowe Price Real Estate Fund Advisor Class	3,686,776	$ 79,155,082
Technology Select Sector SPDR ETF	5,030,000	153,364,700
TOTAL SECTOR FUNDS		2,274,062,776
Small Value Funds - 0.6%
Northern Small Cap Value Fund	1,270,810	20,536,297
TOTAL EQUITY FUNDS (Cost $2,829,958,254)		3,215,920,914
Money Market Funds - 0.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $159,188)	159,188	159,188
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,830,117,442)		3,216,080,102
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,181)
NET ASSETS - 100%		$ 3,216,075,921
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 61,121,252	$ 58,828,256	$ 12,100,000	$ 158,424	$ 113,201,058
Fidelity Advisor Diversified Stock Fund Institutional Class	159,529,332	-	4,400,000	-	160,676,680
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Equity Income Fund Institutional Class	$ -	$ 60,747,148	$ -	$ 76,336	$ 62,288,931
Fidelity Advisor Large Cap Fund Institutional Class	481,330	-	452,352	-	-
Fidelity Advisor Materials Fund Institutional Class	7,031,912	16,101,981	6,528,673	236	16,392,915
Fidelity Advisor Real Estate Fund Institutional Class	-	6,614,710	5,200,000	14,710	1,746,419
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	23,933,198	-	24,374,479	-	-
Fidelity Advisor Technology Fund Institutional Class	-	22,400,000	-	-	22,379,554
Fidelity Air Transportation Portfolio	669,564	2,870,000	-	-	3,391,355
Fidelity Automotive Portfolio	3,590,654	275	3,614,073	-	-
Fidelity Banking Portfolio	53,955,026	4,249,391	10,000,000	49,931	52,111,903
Fidelity Biotechnology Portfolio	40,380,390	62,600,064	39,000,000	-	69,320,009
Fidelity Brokerage & Investment Management Portfolio	17,052,885	8,700,000	16,820,266	-	9,168,982
Fidelity Chemicals Portfolio	62,067,137	44,117,963	16,400,000	40,480	91,198,740
Fidelity Communications Equipment Portfolio	15,944,775	15,400,034	16,105,804	34	15,305,818
Fidelity Computers Portfolio	96,131,601	1,800,000	22,657,346	-	91,599,716
Fidelity Construction & Housing Portfolio	21,569,061	5,400,000	8,500,000	-	20,200,921
Fidelity Consumer Discretionary Portfolio	55,391,373	812,658	-	42,658	58,549,319
Fidelity Consumer Finance Portfolio	43,061,728	9,812,455	3,600,000	12,455	53,681,272
Fidelity Consumer Staples Portfolio	55,956,206	3,299,093	57,830,270	119,011	-
Fidelity Contrafund	121,057	-	118,416	-	-
Fidelity Defense & Aerospace Portfolio	19,796,909	34,910,873	21,800,000	320	32,405,786
Fidelity Dividend Growth Fund	388,886	-	358,029	-	-
Fidelity Electronics Portfolio	62,648,361	18,700,000	61,812,186	-	17,122,715
Fidelity Energy Portfolio	92,308,401	31,171,543	25,410,083	-	92,310,177
Fidelity Energy Service Portfolio	17,469,953	58,542,090	27,000,000	-	48,161,505
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Financial Services Portfolio	$ 10,278,367	$ -	$ 10,297,816	$ -	$ -
Fidelity Gold Portfolio	19,936,821	29,208,435	45,457,915	-	-
Fidelity Growth & Income Portfolio	49,031,913	4,493,051	-	493,051	55,233,503
Fidelity Growth Company Fund	386,876	-	404,037	-	-
Fidelity Health Care Portfolio	2,969,300	30,459,079	2,900,000	-	31,969,663
Fidelity Industrial Equipment Portfolio	56,535,332	2,196,149	20,702,602	93,547	35,170,059
Fidelity Industrials Portfolio	79,605,928	38,329,060	-	170,884	119,239,571
Fidelity Insurance Portfolio	68,614,678	53,380	16,600,000	53,380	54,432,168
Fidelity IT Services Portfolio	39,416,064	56,497,736	8,600,000	-	85,213,735
Fidelity Large Cap Core Enhanced Index Fund	66,006,802	-	900,000	-	67,529,530
Fidelity Leisure Portfolio	45,065,595	4,052,944	47,280,649	52,944	-
Fidelity Medical Delivery Portfolio	56,928,784	33,813,675	22,900,000	-	64,355,982
Fidelity Medical Equipment & Systems Portfolio	8,911,147	173,007	8,667,239	-	-
Fidelity Mega Cap Stock Fund	13,652,260	41,029	7,000,000	41,029	6,640,676
Fidelity Mega Cap Stock Fund Institutional Class	83,272,966	35,149,389	4,500,000	549,389	116,556,527
Fidelity Multimedia Portfolio	20,807,339	18,975,297	-	-	44,148,797
Fidelity Natural Gas Portfolio	4,410,215	12,713,397	9,100,000	7,370	8,261,029
Fidelity Natural Resources Portfolio	412,191	6,500,000	379,435	-	7,294,981
Fidelity OTC Portfolio	43,032,752	-	43,033,966	-	-
Fidelity Pharmaceuticals Portfolio	85,048,285	2,895,965	-	278,980	93,713,039
Fidelity Real Estate Investment Portfolio	442,720	2,426	458,645	908	-
Fidelity Retailing Portfolio	29,378,402	44,140,390	-	7,344	77,439,427
Fidelity Small Cap Growth Fund	251,782	-	234,681	-	-
Fidelity Software & Computer Services Portfolio	64,037,248	48,563,556	476,794	-	109,258,297
Fidelity Technology Portfolio	8,977,622	-	8,934,877	-	-
Fidelity Telecom and Utilities Fund	56,732,860	51,819,947	4,800,000	944,665	111,359,026
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Telecommunications Portfolio	$ 17,809,110	$ 36,345,146	$ 7,000,000	$ 63,890	$ 51,515,460
Fidelity Transportation Portfolio	245,490	14,180,478	2,000,000	352	12,046,845
Fidelity Utilities Portfolio	273,240	5,001,346	-	1,346	5,425,230
Total	$ 1,843,073,080	$ 942,683,416	$ 656,710,633	$ 3,273,674	$ 2,188,017,320
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $936,093,002)	$ 1,028,062,782
Affiliated issuers (cost $1,894,024,440)	2,188,017,320
Total Investments (cost $2,830,117,442)		$ 3,216,080,102
Receivable for investments sold		21,017,036
Receivable for fund shares sold		2,821,588
Prepaid expenses		16,450
Other receivables		3,651
Total assets		3,239,938,827

Liabilities
Payable for investments purchased	$ 21,670,457
Payable for fund shares redeemed	1,981,397
Other affiliated payables	173,644
Other payables and accrued expenses	37,408
Total liabilities		23,862,906

Net Assets		$ 3,216,075,921
Net Assets consist of:
Paid in capital		$ 2,742,752,703
Undistributed net investment income		10,464,965
Accumulated undistributed net realized gain (loss) on investments		76,895,593
Net unrealized appreciation (depreciation) on investments		385,962,660
Net Assets, for 312,346,944 shares outstanding		$ 3,216,075,921
Net Asset Value, offering price and redemption price per share ($3,216,075,921 ÷ 312,346,944 shares)		$ 10.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 8,211,946
Affiliated issuers		3,273,674
Interest		13
Total income		11,485,633

Expenses
Management fee	$ 3,718,256
Transfer agent fees	864,797
Accounting fees and expenses	123,258
Custodian fees and expenses	9,776
Independent trustees' compensation	18,736
Registration fees	68,783
Audit	16,444
Legal	13,624
Interest	1,641
Miscellaneous	106,366
Total expenses before reductions	4,941,681
Expense reductions	(3,921,013)	1,020,668
Net investment income (loss)		10,464,965
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,723,894
Affiliated issuers	32,244,090
Investment not meeting investment restrictions	747
Realized gain distributions from underlying funds:
Unaffiliated issuers	684,473
Affiliated issuers	9,487,980
Total net realized gain (loss)		81,141,184
Change in net unrealized appreciation (depreciation) on underlying funds		1,227,495
Net gain (loss)		82,368,679
Net increase (decrease) in net assets resulting from operations		$ 92,833,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,464,965	$ 22,862,335
Net realized gain (loss)	81,141,184	148,923,737
Change in net unrealized appreciation (depreciation)	1,227,495	(96,667,031)
Net increase (decrease) in net assets resulting from operations	92,833,644	75,119,041
Distributions to shareholders from net investment income	-	(23,138,653)
Distributions to shareholders from net realized gain	(36,927,749)	(123,349,987)
Total distributions	(36,927,749)	(146,488,640)
Share transactions Proceeds from sales of shares	505,433,788	783,126,514
Reinvestment of distributions	36,822,613	146,119,501
Cost of shares redeemed	(333,295,882)	(696,314,026)
Net increase (decrease) in net assets resulting from share transactions	208,960,519	232,931,989
Total increase (decrease) in net assets	264,866,414	161,562,390

Net Assets
Beginning of period	2,951,209,507	2,789,647,117
End of period (including undistributed net investment income of $10,464,965 and undistributed net investment income of $0, respectively)	$ 3,216,075,921	$ 2,951,209,507
Other Information Shares
Sold	50,639,709	79,845,481
Issued in reinvestment of distributions	3,674,912	15,450,618
Redeemed	(32,948,647)	(71,129,228)
Net increase (decrease)	21,365,974	24,166,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.46	$ 8.42	$ 5.35	$ 9.54	$ 10.06
Income from Investment Operations
Net investment income (loss) D	.04	.08	.08	.07	.09	.08
Net realized and unrealized gain (loss)	.25	.13	2.05	3.07	(4.16)	(.37)
Total from investment operations	.29	.21	2.13	3.14	(4.07)	(.29)
Distributions from net investment income	-	(.08)	(.07)	(.06)	(.10)	(.04)
Distributions from net realized gain	(.13)	(.45)	(.02)	(.01)	(.03)	(.19)
Total distributions	(.13)	(.53)	(.09)	(.07)	(.12) H	(.23)
Net asset value, end of period	$ 10.30	$ 10.14	$ 10.46	$ 8.42	$ 5.35	$ 9.54
Total Return B,C	2.90%	2.40%	25.36%	58.71%	(42.95)%	(3.11)%
Ratios to Average Net Assets E
Expenses before reductions	.33% A	.29%	.26%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.08% A	.04%	.01%	.00%	.00%	.00%
Expenses net of all reductions	.07% A	.03%	.01%	.00%	.00%	.00%
Net investment income (loss)	.70% A	.83%	.91%	.91%	1.18%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,216,076	$ 2,951,210	$ 2,789,647	$ 866,715	$ 272,958	$ 155,557
Portfolio turnover rate F	110% A	121%	70%	45%	35%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

F Amounts do not include the portfolio activity of any Underlying Funds.

G For the year ended February 29.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® U.S. Opportunity Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 391,825,292
Gross unrealized depreciation	(8,033,961)
Net unrealized appreciation (depreciation) on securities and other investments	$ 383,791,331

Tax cost	$ 2,832,288,771

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,846,330,953 and $1,653,854,572, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,450 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $15,900,667. The weighted average interest rate was 1.24%. The interest expense amounted to $1,641 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $3,718,256.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $12,423.

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $190,334 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Large Cap Core Enhanced Index Fund	28%
Fidelity IT Services Portfolio	27%
Fidelity Insurance Portfolio	21%
Fidelity Industrials Portfolio	21%
Fidelity Consumer Finance Portfolio	19%
Fidelity Consumer Discretionary Portfolio	19%
Fidelity Retailing Portfolio	14%
Fidelity Multimedia Portfolio	14%
Fidelity Industrial Equipment Portfolio	12%
Fidelity Pharmaceuticals Portfolio	12%
Fidelity Telecommunications Portfolio	11%
Fidelity Telecom and Utilities Portfolio	11%
Fidelity Banking Portfolio	11%
Fidelity Computers Portfolio	11%
Fidelity Chemicals Portfolio	10%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SUO-USAN-1012
1.926372.101

Strategic Advisers® U.S. Opportunity II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.03%	$ 1,000.00	$ 1,032.10	$ .15
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.05	$ .15

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity® Mega Cap Stock Fund Institutional Class	9.9	10.1
Fidelity Advisor® Diversified Stock Fund Institutional Class	8.9	9.0
Fidelity Advisor® Consumer Staples Fund Institutional Class	7.3	6.0
Fidelity® Health Care Portfolio	4.9	3.0
Fidelity Retailing Portfolio	4.2	2.5
Fidelity Software & Computer Services Portfolio	4.1	4.3
Fidelity Computers Portfolio	4.0	3.2
Fidelity Industrials Portfolio	3.8	3.2
Fidelity Telecom and Utilities Fund	3.7	3.0
Fidelity Pharmaceuticals Portfolio	3.6	1.8
	54.4
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Sector Funds 72.2%	Sector Funds 71.3%
Large Blend Funds 23.5%	Large Blend Funds 24.7%
Large Growth Funds 0.5%	Large Growth Funds 1.3%
Large Value Funds 3.8%	Large Value Funds 2.7%
Small Blend Funds 0.0%	Small Blend Funds 0.0%†
Net Other Assets (Liabilities) 0.0%†	Net Other Assets (Liabilities) 0.0%†

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 23.5%
Fidelity Advisor Diversified Stock Fund Institutional Class	3,048,423	$ 52,524,325
Fidelity Growth & Income Portfolio	354,823	7,341,283
Fidelity Large Cap Core Enhanced Index Fund	2,060,491	20,687,333
Fidelity Mega Cap Stock Fund Institutional Class	5,085,332	58,735,587
TOTAL LARGE BLEND FUNDS		139,288,528
Large Growth Funds - 0.5%
Fidelity OTC Portfolio (a)	52,309	3,200,788
Large Value Funds - 3.8%
Fidelity Advisor Equity Income Fund Institutional Class	537,104	13,868,014
Fidelity Large Cap Value Enhanced Index Fund	1,047,349	8,368,319
TOTAL LARGE VALUE FUNDS		22,236,333
Sector Funds - 72.2%
Fidelity Advisor Consumer Staples Fund Institutional Class	540,045	43,360,234
Fidelity Advisor Materials Fund Institutional Class	29,056	1,984,822
Fidelity Advisor Real Estate Fund Institutional Class	509,489	10,235,634
Fidelity Advisor Technology Fund Institutional Class (a)	708,144	19,969,659
Fidelity Banking Portfolio	434,274	8,364,121
Fidelity Biotechnology Portfolio	64,180	6,948,803
Fidelity Brokerage & Investment Management Portfolio	139,014	6,386,322
Fidelity Chemicals Portfolio	181,687	20,501,552
Fidelity Communications Equipment Portfolio	342,122	7,506,164
Fidelity Computers Portfolio (a)	370,672	23,774,892
Fidelity Construction & Housing Portfolio	161,383	7,092,804
Fidelity Consumer Discretionary Portfolio	669,506	18,110,147
Fidelity Consumer Finance Portfolio	421,551	5,838,477
Fidelity Defense & Aerospace Portfolio	56,226	4,640,934
Fidelity Electronics Portfolio	104,032	4,890,542
Fidelity Energy Portfolio	40,747	2,071,553
Fidelity Energy Service Portfolio (a)	279,257	18,872,199
Fidelity Financial Services Portfolio	34,465	1,999,661
Fidelity Gold Portfolio	74,065	2,841,874
Fidelity Health Care Portfolio	211,030	29,312,063
Fidelity Industrial Equipment Portfolio	77,296	2,703,797
Fidelity Industrials Portfolio	940,882	22,797,571
Fidelity Insurance Portfolio	306,786	15,366,921
Fidelity IT Services Portfolio	702,410	16,892,959
Fidelity Multimedia Portfolio	221,818	11,893,856
Fidelity Natural Gas Portfolio	230,677	7,171,735
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Natural Resources Portfolio	15,640	$ 496,559
Fidelity Pharmaceuticals Portfolio	1,423,850	21,400,470
Fidelity Real Estate Investment Portfolio	204,076	6,595,738
Fidelity Retailing Portfolio	401,499	25,133,829
Fidelity Software & Computer Services Portfolio	282,599	24,481,518
Fidelity Telecom and Utilities Fund	1,173,364	21,765,902
Fidelity Telecommunications Portfolio	125,086	6,280,544
TOTAL SECTOR FUNDS		427,683,856
TOTAL EQUITY FUNDS (Cost $515,222,435)		592,409,505
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $515,222,435)		592,409,505
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,832)
NET ASSETS - 100%		$ 592,393,673
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $515,222,435) - See accompanying schedule		$ 592,409,505
Receivable for investments sold		5,893,580
Receivable for fund shares sold		531,705
Prepaid expenses		3,372
Total assets		598,838,162

Liabilities
Payable for investments purchased	$ 6,198,307
Payable for fund shares redeemed	226,979
Other affiliated payables	4,848
Other payables and accrued expenses	14,355
Total liabilities		6,444,489

Net Assets		$ 592,393,673
Net Assets consist of:
Paid in capital		$ 507,940,075
Undistributed net investment income		1,220,850
Accumulated undistributed net realized gain (loss) on investments		6,045,678
Net unrealized appreciation (depreciation) on investments		77,187,070
Net Assets, for 54,269,350 shares outstanding		$ 592,393,673
Net Asset Value, offering price and redemption price per share ($592,393,673 ÷ 54,269,350 shares)		$ 10.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends: Affiliated issuers		$ 1,301,731

Expenses
Management fee	$ 726,844
Accounting fees and expenses	28,529
Custodian fees and expenses	4,698
Independent trustees' compensation	3,686
Registration fees	18,612
Audit	13,901
Legal	2,747
Miscellaneous	9,857
Total expenses before reductions	808,874
Expense reductions	(727,993)	80,881
Net investment income (loss)		1,220,850
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Affiliated issuers	9,466,066
Realized gain distributions from underlying funds:
Affiliated issuers	2,719,318
Total net realized gain (loss)		12,185,384
Change in net unrealized appreciation (depreciation) on underlying funds		6,431,627
Net gain (loss)		18,617,011
Net increase (decrease) in net assets resulting from operations		$ 19,837,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,220,850	$ 4,842,088
Net realized gain (loss)	12,185,384	29,404,944
Change in net unrealized appreciation (depreciation)	6,431,627	(11,435,995)
Net increase (decrease) in net assets resulting from operations	19,837,861	22,811,037
Distributions to shareholders from net investment income	-	(4,059,688)
Distributions to shareholders from net realized gain	-	(1,739,867)
Total distributions	-	(5,799,555)
Share transactions Proceeds from sales of shares	56,196,828	108,246,001
Reinvestment of distributions	-	5,767,039
Cost of shares redeemed	(86,850,841)	(112,604,499)
Net increase (decrease) in net assets resulting from share transactions	(30,654,013)	1,408,541
Total increase (decrease) in net assets	(10,816,152)	18,420,023

Net Assets
Beginning of period	603,209,825	584,789,802
End of period (including undistributed net investment income of $1,220,850 and $0, respectively)	$ 592,393,673	$ 603,209,825
Other Information Shares
Sold	5,364,801	11,225,352
Issued in reinvestment of distributions	-	598,241
Redeemed	(8,125,067)	(11,405,253)
Net increase (decrease)	(2,760,266)	418,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.33	$ 8.24	$ 5.25	$ 9.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.08	.06	.07	.10	.09
Net realized and unrealized gain (loss)	.32	.27	2.12	2.99	(4.27)	(.20)
Total from investment operations	.34	.35	2.18	3.06	(4.17)	(.11)
Distributions from net investment income	-	(.07)	(.07)	(.06)	(.10)	(.06)
Distributions from net realized gain	-	(.03)	(.02)	(.01)	(.01)	(.28)
Tax return of capital	-	-	-	-	-	(.02)
Total distributions	-	(.10)	(.09)	(.07)	(.11)	(.36)
Net asset value, end of period	$ 10.92	$ 10.58	$ 10.33	$ 8.24	$ 5.25	$ 9.53
Total Return B,C	3.21%	3.48%	26.53%	58.31%	(43.90)%	(1.46)%
Ratios to Average Net Assets F
Expenses before reductions	.28% A	.27%	.27%	.25%	.25%	.26% A
Expenses net of fee waivers, if any	.03% A	.02%	.02%	.00%	.00%	.00% A
Expenses net of all reductions	.03% A	.02%	.02%	.00%	.00%	.00% A
Net investment income (loss)	.42% A	.85%	.72%	.94%	1.24%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 592,394	$ 603,210	$ 584,790	$ 507,102	$ 271,774	$ 387,625
Portfolio turnover rate G	111% A	112%	91%	48%	130%	197% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period March 8, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® U.S. Opportunity II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 76,995,808
Gross unrealized depreciation	(1,174,010)
Net unrealized appreciation (depreciation) on securities and other investments	$ 75,821,798

Tax cost	$ 516,587,707

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (2,986,434)

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $325,426,540 and $352,154,176, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the Fund.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $726,844.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $1,149.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 10% of the total outstanding shares of Fidelity Large Cap Value Enhanced Index Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SUI-USAN-1012
1.926366.101

Strategic Advisers®
Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.39%	$ 1,000.00	$ 997.70	$ 1.96
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.24	$ 1.99

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Vanguard Small-Cap ETF	5.6	5.2
RS Small Cap Growth Fund Class A	4.0	3.0
Goldman Sachs Small Cap Value Fund Class A	3.8	3.1
Champlain Small Company Fund Advisor Class	3.7	3.5
FMI Common Stock Fund	3.4	3.3
Natixis Vaughan Nelson Small Cap Value Fund Class A	2.8	2.7
Baron Small Cap Fund	2.6	2.8
Fidelity Advisor Real Estate Fund Institutional Class	2.6	2.3
Aston/TAMRO Small Cap Fund Class N	2.5	1.6
Brown Capital Management Small Company Fund - Investor Shares	2.5	2.6
	33.5
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Common Stocks 35.5%	Common Stocks 38.2%
Mid-Cap Blend Funds 3.4%	Mid-Cap Blend Funds 5.9%
Mid-Cap Growth Funds 3.3%	Mid-Cap Growth Funds 4.1%
Small Blend Funds 14.6%	Small Blend Funds 16.0%
Small Growth Funds 22.4%	Small Growth Funds 18.6%
Small Value Funds 8.2%	Small Value Funds 8.3%
Sector Funds 7.3%	Sector Funds 2.8%
Short-Term Investments and Net Other Assets (Liabilities) 5.3%	Short-Term Investments and Net Other Assets (Liabilities) 6.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	82,925	$ 926,272
BorgWarner, Inc. (a)	9,180	631,400
Cooper Tire & Rubber Co.	23,750	474,763
Dana Holding Corp.	324,412	4,431,468
Tenneco, Inc. (a)	66,706	2,025,861
TRW Automotive Holdings Corp. (a)	62,483	2,731,132
Visteon Corp. (a)	62,090	2,857,382
		14,078,278
Distributors - 0.2%
LKQ Corp. (a)	39,732	1,499,486
Pool Corp.	59,021	2,324,837
		3,824,323
Diversified Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	19,807	619,167
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	54,294	1,870,971
Choice Hotels International, Inc.	40,291	1,269,569
Darden Restaurants, Inc.	34,105	1,771,755
Domino's Pizza, Inc.	53,407	1,892,744
Dunkin' Brands Group, Inc.	46,055	1,341,582
Gaylord Entertainment Co. (a)	19,170	777,152
Hyatt Hotels Corp. Class A (a)	132,958	5,043,097
Interval Leisure Group, Inc.	35,952	663,314
Jack in the Box, Inc. (a)	72,741	1,897,813
Life Time Fitness, Inc. (a)	48,564	2,305,819
Marriott Vacations Worldwide Corp.	32,100	1,031,052
Penn National Gaming, Inc. (a)	70,299	2,762,048
Scientific Games Corp. Class A (a)	149,600	1,096,568
Six Flags Entertainment Corp.	29,271	1,616,637
Vail Resorts, Inc.	104,846	5,404,811
Wendy's Co.	174,500	745,115
Wyndham Worldwide Corp.	36,925	1,925,270
		33,415,317
Household Durables - 0.6%
Ethan Allen Interiors, Inc.	118,807	2,623,259
Jarden Corp.	25,190	1,217,433
M.D.C. Holdings, Inc.	200,064	6,938,220
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	26,309	$ 1,895,563
Ryland Group, Inc.	105,468	2,827,597
		15,502,072
Internet & Catalog Retail - 0.0%
Kayak Software Corp.	12,925	352,853
Leisure Equipment & Products - 0.1%
Brunswick Corp.	124,445	2,948,102
Media - 0.2%
Cablevision Systems Corp. - NY Group Class A	41,410	619,080
Interpublic Group of Companies, Inc.	185,550	1,974,252
Lions Gate Entertainment Corp. (a)	66,275	979,545
Regal Entertainment Group Class A	53,790	747,681
Scripps Networks Interactive, Inc. Class A	7,360	434,976
		4,755,534
Specialty Retail - 2.0%
ANN, Inc. (a)	54,316	1,932,563
Chico's FAS, Inc.	44,900	850,406
DSW, Inc. Class A	62,484	4,031,468
Five Below, Inc.	24,275	780,199
Foot Locker, Inc.	409,408	14,153,235
GNC Holdings, Inc.	149,390	5,803,802
Group 1 Automotive, Inc.	35,853	1,972,274
Monro Muffler Brake, Inc.	46,546	1,575,582
OfficeMax, Inc.	327,600	1,903,356
Pier 1 Imports, Inc.	240,475	4,443,978
RadioShack Corp.	97,300	236,439
Sally Beauty Holdings, Inc. (a)	26,400	726,000
The Children's Place Retail Stores, Inc. (a)	26,004	1,480,668
The Men's Wearhouse, Inc.	114,250	3,610,300
The Pep Boys - Manny, Moe & Jack	43,400	390,166
Tractor Supply Co.	30,382	2,900,873
Ulta Salon, Cosmetics & Fragrance, Inc.	12,240	1,150,560
Vitamin Shoppe, Inc. (a)	61,333	3,288,062
		51,229,931
Textiles, Apparel & Luxury Goods - 0.6%
Fifth & Pacific Companies, Inc. (a)	88,405	1,171,366
Hanesbrands, Inc. (a)	16,790	544,500
Maidenform Brands, Inc. (a)	69,591	1,544,224
PVH Corp.	75,044	7,046,632
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	61,209	$ 2,627,090
Under Armour, Inc. Class A (sub. vtg.) (a)	33,519	1,951,141
		14,884,953
TOTAL CONSUMER DISCRETIONARY		141,610,530
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	41,650	1,229,925
Constellation Brands, Inc. Class A (sub. vtg.) (a)	67,040	2,208,298
		3,438,223
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.	61,115	3,456,053
Fresh Market, Inc. (a)	15,399	888,830
Harris Teeter Supermarkets, Inc.	40,824	1,594,994
United Natural Foods, Inc. (a)	38,888	2,235,282
		8,175,159
Food Products - 0.4%
Annie's, Inc.	18,715	777,608
B&G Foods, Inc. Class A	93,580	2,739,087
Hain Celestial Group, Inc. (a)	51,782	3,572,440
Hillshire Brands Co.	8,420	219,509
Lancaster Colony Corp.	32,293	2,339,305
		9,647,949
Household Products - 0.0%
Energizer Holdings, Inc.	5,970	411,333
Personal Products - 0.3%
Herbalife Ltd.	49,825	2,411,032
Nu Skin Enterprises, Inc. Class A	89,023	3,693,564
		6,104,596
TOTAL CONSUMER STAPLES		27,777,260
ENERGY - 2.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	40,806	1,888,502
Dresser-Rand Group, Inc. (a)	39,617	2,005,413
Dril-Quip, Inc. (a)	29,570	2,071,083
Forum Energy Technologies, Inc.	13,820	327,119
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
ION Geophysical Corp. (a)	141,300	$ 922,689
Lufkin Industries, Inc.	24,616	1,290,371
Noble Corp.	76,075	2,901,501
Oil States International, Inc. (a)	60,320	4,719,437
OYO Geospace Corp. (a)	3,060	280,265
Pacific Drilling SA (a)	24,600	236,160
Patterson-UTI Energy, Inc.	68,844	1,045,740
Rowan Companies PLC (a)	11,150	392,257
SEACOR Holdings, Inc. (a)	32,970	2,835,750
Superior Energy Services, Inc. (a)	136,800	2,841,336
TETRA Technologies, Inc. (a)	171,100	1,096,751
Tidewater, Inc.	7,670	363,788
		25,218,162
Oil, Gas & Consumable Fuels - 1.4%
Berry Petroleum Co. Class A	55,007	2,026,458
Concho Resources, Inc. (a)	3,930	352,678
Denbury Resources, Inc. (a)	126,210	1,954,993
Energen Corp.	161,457	8,242,380
Energy XXI (Bermuda) Ltd.	36,665	1,205,912
HollyFrontier Corp.	123,875	4,990,924
Kodiak Oil & Gas Corp. (a)	55,988	500,533
Magnum Hunter Resources Corp. warrants 10/14/13 (a)	46,940	0
Nordic American Tanker Shipping Ltd.	21,300	249,423
Oasis Petroleum, Inc. (a)	70,487	2,067,384
Pioneer Natural Resources Co.	39,260	3,822,354
Plains Exploration & Production Co. (a)	81,579	3,207,686
Range Resources Corp.	32,920	2,146,055
Resolute Energy Corp. (a)	131,931	1,192,656
Rosetta Resources, Inc. (a)	28,770	1,235,384
SM Energy Co.	26,075	1,231,522
Western Refining, Inc.	16,880	472,134
		34,898,476
TOTAL ENERGY		60,116,638
FINANCIALS - 6.9%
Capital Markets - 0.7%
Affiliated Managers Group, Inc. (a)	35,983	4,232,320
FXCM, Inc. Class A	48,480	424,685
Greenhill & Co., Inc.	20,660	901,809
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	11,800	$ 279,424
Och-Ziff Capital Management Group LLC Class A	99,970	788,763
Raymond James Financial, Inc.	285,863	10,062,378
Stifel Financial Corp. (a)	54,960	1,796,093
		18,485,472
Commercial Banks - 2.5%
BankUnited, Inc.	33,000	833,250
CIT Group, Inc. (a)	130,026	4,909,782
City National Corp.	8,200	421,070
Comerica, Inc.	390,560	11,994,098
East West Bancorp, Inc.	85,822	1,882,935
Fifth Third Bancorp	399,446	6,047,612
First Niagara Financial Group, Inc.	226,580	1,787,716
FirstMerit Corp.	51,650	810,389
Huntington Bancshares, Inc.	579,389	3,823,967
IBERIABANK Corp.	12,260	575,117
Investors Bancorp, Inc. (a)	206,226	3,540,900
KeyCorp	1,122,591	9,463,442
PrivateBancorp, Inc.	74,458	1,213,665
Prosperity Bancshares, Inc.	84,100	3,540,610
Regions Financial Corp.	943,650	6,567,804
SVB Financial Group (a)	50,350	2,919,797
TCF Financial Corp.	123,300	1,371,096
Texas Capital Bancshares, Inc. (a)	27,900	1,283,958
Umpqua Holdings Corp.	90,400	1,142,656
		64,129,864
Consumer Finance - 0.4%
DFC Global Corp. (a)	45,340	844,231
Discover Financial Services	126,840	4,912,513
SLM Corp.	203,650	3,207,488
		8,964,232
Diversified Financial Services - 0.2%
Interactive Brokers Group, Inc.	36,260	501,113
Leucadia National Corp.	193,020	4,126,768
		4,627,881
Insurance - 1.1%
Arch Capital Group Ltd. (a)	32,500	1,297,075
Axis Capital Holdings Ltd.	31,200	1,062,984
Brown & Brown, Inc.	84,552	2,218,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	55,613	$ 1,839,678
Lincoln National Corp.	265,725	6,170,135
Platinum Underwriters Holdings Ltd.	8,700	345,738
Reinsurance Group of America, Inc.	20,360	1,195,946
Validus Holdings Ltd.	182,000	6,098,820
W.R. Berkley Corp.	79,939	2,988,120
White Mountains Insurance Group Ltd.	9,775	5,086,324
		28,303,464
Real Estate Investment Trusts - 1.8%
American Campus Communities, Inc.	21,070	982,283
American Capital Mortgage Investment Corp.	102,775	2,541,626
BioMed Realty Trust, Inc.	284,575	5,273,175
Brandywine Realty Trust (SBI)	427,150	5,211,230
Camden Property Trust (SBI)	11,885	825,176
CBL & Associates Properties, Inc.	229,575	4,906,018
Colonial Properties Trust (SBI)	89,200	1,955,264
Douglas Emmett, Inc.	61,370	1,472,266
DuPont Fabros Technology, Inc.	80,200	2,210,312
Equity Lifestyle Properties, Inc.	13,380	920,009
Extra Space Storage, Inc.	33,290	1,135,522
Hatteras Financial Corp.	31,235	905,503
Home Properties, Inc.	34,705	2,215,914
Kilroy Realty Corp.	35,100	1,657,071
Plum Creek Timber Co., Inc.	149,018	6,099,307
Post Properties, Inc.	21,460	1,095,533
Redwood Trust, Inc.	12,310	176,402
SL Green Realty Corp.	37,110	2,991,066
Sovran Self Storage, Inc.	17,980	1,022,163
Tanger Factory Outlet Centers, Inc.	19,715	661,438
Taubman Centers, Inc.	12,320	985,846
Two Harbors Investment Corp.	104,840	1,215,096
		46,458,220
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	86,054	2,548,919
Jones Lang LaSalle, Inc.	17,530	1,264,439
		3,813,358
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc.	6,860	$ 186,043
Northwest Bancshares, Inc.	100,714	1,216,625
		1,402,668
TOTAL FINANCIALS		176,185,159
HEALTH CARE - 3.8%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	60,873	1,390,948
Alkermes PLC (a)	46,590	854,927
Amarin Corp. PLC ADR (a)	151,069	2,068,135
BioMarin Pharmaceutical, Inc. (a)	60,116	2,244,731
Cepheid, Inc. (a)	15,815	596,858
Cubist Pharmaceuticals, Inc. (a)	16,235	750,057
Genomic Health, Inc. (a)	8,470	291,876
Incyte Corp. (a)	169,262	3,386,933
Medivation, Inc. (a)	11,080	1,161,849
Merrimack Pharmaceuticals, Inc.	88,155	701,714
Myriad Genetics, Inc. (a)	83,423	2,084,741
Onyx Pharmaceuticals, Inc. (a)	15,650	1,125,548
Pharmacyclics, Inc. (a)	11,295	755,861
Seattle Genetics, Inc. (a)	81,919	2,174,130
Spectrum Pharmaceuticals, Inc. (a)	24,400	291,824
Synta Pharmaceuticals Corp. (a)	27,510	180,741
Theravance, Inc. (a)	36,720	979,322
United Therapeutics Corp. (a)	38,519	2,084,648
		23,124,843
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	37,835	1,284,498
HeartWare International, Inc. (a)	6,162	551,930
Insulet Corp. (a)	123,033	2,580,002
Mako Surgical Corp. (a)	11,390	187,707
Masimo Corp. (a)	71,493	1,578,565
Meridian Bioscience, Inc.	56,111	992,042
NuVasive, Inc. (a)	76,497	1,612,557
NxStage Medical, Inc. (a)	45,980	586,245
Sirona Dental Systems, Inc. (a)	154,764	8,224,159
Steris Corp.	52,791	1,807,564
Symmetry Medical, Inc. (a)	69,555	647,557
Thoratec Corp. (a)	57,045	1,933,255
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	34,029	$ 962,340
Wright Medical Group, Inc. (a)	9,560	197,892
		23,146,313
Health Care Providers & Services - 0.9%
Assisted Living Concepts, Inc. Class A	43,501	338,873
Catamaran Corp. (a)	17,102	1,490,439
Centene Corp. (a)	55,887	2,269,571
Chemed Corp.	46,570	3,075,017
Health Management Associates, Inc. Class A (a)	175,045	1,340,845
HMS Holdings Corp. (a)	51,306	1,768,005
MEDNAX, Inc. (a)	27,674	1,917,255
Patterson Companies, Inc.	11,990	407,300
PSS World Medical, Inc. (a)	50,088	1,081,400
Team Health Holdings, Inc. (a)	57,882	1,652,531
Universal American Spin Corp. (a)	237,820	2,152,271
Universal Health Services, Inc. Class B	31,642	1,264,098
VCA Antech, Inc. (a)	58,780	1,136,805
Wellcare Health Plans, Inc. (a)	53,490	3,032,348
		22,926,758
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	39,300	412,650
Computer Programs & Systems, Inc.	12,355	624,545
Greenway Medical Technologies	49,845	750,666
		1,787,861
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	140,600	535,686
Bruker BioSciences Corp. (a)	57,090	691,360
Cambrex Corp. (a)	81,019	986,811
Charles River Laboratories International, Inc. (a)	106,245	3,858,818
Covance, Inc. (a)	15,135	723,302
PAREXEL International Corp. (a)	84,455	2,431,459
PerkinElmer, Inc.	235,194	6,420,796
Techne Corp.	28,226	1,935,457
		17,583,689
Pharmaceuticals - 0.3%
Hospira, Inc. (a)	7,850	263,603
Jazz Pharmaceuticals PLC (a)	66,450	3,024,140
Medicis Pharmaceutical Corp. Class A	38,975	1,230,051
Optimer Pharmaceuticals, Inc. (a)	44,550	669,587
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Par Pharmaceutical Companies, Inc. (a)	3,670	$ 182,766
Questcor Pharmaceuticals, Inc. (a)	20,035	870,320
Salix Pharmaceuticals Ltd. (a)	64,562	2,838,146
Warner Chilcott PLC	6,900	93,978
		9,172,591
TOTAL HEALTH CARE		97,742,055
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	17,020	406,097
BE Aerospace, Inc. (a)	8,730	351,470
Ceradyne, Inc.	38,700	919,125
Esterline Technologies Corp. (a)	22,988	1,374,682
Hexcel Corp. (a)	85,798	1,945,041
Spirit AeroSystems Holdings, Inc. Class A (a)	281,416	6,996,002
Teledyne Technologies, Inc. (a)	21,800	1,406,318
Textron, Inc.	50,800	1,357,376
TransDigm Group, Inc. (a)	22,489	3,117,425
Triumph Group, Inc.	116,915	6,948,258
		24,821,794
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	106,110	5,464,665
Forward Air Corp.	52,084	1,751,064
Hub Group, Inc. Class A (a)	57,992	1,745,559
		8,961,288
Airlines - 0.1%
Copa Holdings SA Class A	9,500	737,485
US Airways Group, Inc. (a)	65,515	698,390
		1,435,875
Building Products - 0.2%
A.O. Smith Corp.	55,039	3,011,184
Armstrong World Industries, Inc.	20,600	905,782
Fortune Brands Home & Security, Inc. (a)	18,750	478,125
		4,395,091
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	61,500	1,920,645
Clean Harbors, Inc. (a)	23,096	1,256,191
Corrections Corp. of America	76,304	2,541,686
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Covanta Holding Corp.	87,600	$ 1,497,960
HNI Corp.	76,075	2,108,799
Multi-Color Corp.	7,100	144,840
Tetra Tech, Inc. (a)	85,123	2,208,091
Waste Connections, Inc.	57,750	1,671,863
		13,350,075
Construction & Engineering - 0.2%
KBR, Inc.	148,405	4,020,291
Electrical Equipment - 0.4%
Acuity Brands, Inc.	32,465	2,082,954
AMETEK, Inc.	30,295	1,039,421
Encore Wire Corp.	129,099	3,656,084
Regal-Beloit Corp.	35,958	2,447,301
		9,225,760
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	18,190	952,065
Machinery - 1.6%
Actuant Corp. Class A	59,332	1,668,416
AGCO Corp. (a)	74,275	3,126,235
Barnes Group, Inc.	152,978	3,620,989
Colfax Corp. (a)	25,450	837,051
Commercial Vehicle Group, Inc. (a)	14,470	122,272
Crane Co.	40,588	1,541,938
ESCO Technologies, Inc.	38,200	1,353,426
Flowserve Corp.	3,750	478,725
ITT Corp.	44,800	891,520
Kennametal, Inc.	45,397	1,672,425
Lincoln Electric Holdings, Inc.	50,333	2,076,236
Lindsay Corp.	29,631	1,936,682
Manitowoc Co., Inc.	62,500	805,000
Navistar International Corp. (a)	39,000	857,220
Nordson Corp.	15,690	922,729
Pall Corp.	27,300	1,515,423
RBC Bearings, Inc. (a)	32,453	1,492,513
Snap-On, Inc.	30,650	2,127,723
SPX Corp.	22,591	1,443,565
Trinity Industries, Inc.	249,990	7,084,717
Twin Disc, Inc.	20,700	383,157
WABCO Holdings, Inc. (a)	32,723	1,921,495
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabtec Corp.	28,034	$ 2,190,577
Woodward, Inc.	32,854	1,147,590
		41,217,624
Marine - 0.0%
Danaos Corp. (a)	77,333	282,265
Professional Services - 0.1%
FTI Consulting, Inc. (a)	23,800	619,038
IHS, Inc. Class A (a)	10,859	1,238,360
		1,857,398
Road & Rail - 0.5%
AMERCO	25,535	2,376,032
Avis Budget Group, Inc. (a)	87,335	1,434,041
Genesee & Wyoming, Inc. Class A (a)	24,923	1,584,106
Hertz Global Holdings, Inc. (a)	325,275	4,612,400
Ryder System, Inc.	98,125	3,925,981
		13,932,560
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	32,275	1,312,947
Rush Enterprises, Inc. Class A (a)	52,140	888,466
United Rentals, Inc. (a)	186,890	6,038,416
Watsco, Inc.	28,916	2,182,001
WESCO International, Inc. (a)	43,903	2,536,715
		12,958,545
TOTAL INDUSTRIALS		137,410,631
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.5%
Acme Packet, Inc. (a)	22,280	425,325
ADTRAN, Inc.	25,110	509,482
Arris Group, Inc. (a)	109,200	1,488,396
Brocade Communications Systems, Inc. (a)	266,600	1,546,280
Ciena Corp. (a)	110,464	1,510,043
Finisar Corp. (a)	132,985	1,827,214
Infinera Corp. (a)	148,700	844,616
Juniper Networks, Inc. (a)	30,200	526,688
NETGEAR, Inc. (a)	68,422	2,502,193
Palo Alto Networks, Inc.	3,587	230,931
Procera Networks, Inc. (a)	31,805	673,948
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sierra Wireless, Inc. (a)	7,400	$ 63,809
Sierra Wireless, Inc. (United States) (a)	72,000	624,960
		12,773,885
Computers & Peripherals - 0.1%
3D Systems Corp. (a)	25,220	1,102,366
Diebold, Inc.	4,775	155,570
NCR Corp. (a)	25,560	572,288
Silicon Graphics International Corp. (a)	112,160	957,846
		2,788,070
Electronic Equipment & Components - 1.3%
Avnet, Inc. (a)	143,435	4,620,041
Cognex Corp.	46,667	1,684,212
CTS Corp.	64,800	638,280
Dolby Laboratories, Inc. Class A (a)	30,000	995,400
FEI Co.	66,075	3,548,888
Itron, Inc. (a)	30,800	1,335,488
Jabil Circuit, Inc.	133,825	3,048,534
Littelfuse, Inc.	35,088	1,799,664
Mercury Computer Systems, Inc. (a)	37,000	361,120
Molex, Inc. Class A (non-vtg.)	174,715	3,876,926
National Instruments Corp.	71,750	1,848,280
Plexus Corp. (a)	101,960	3,047,584
SYNNEX Corp. (a)	51,511	1,778,675
Tech Data Corp. (a)	44,573	2,165,356
Trimble Navigation Ltd. (a)	24,233	1,188,629
Universal Display Corp. (a)	25,920	1,046,390
		32,983,467
Internet Software & Services - 0.8%
Ancestry.com, Inc. (a)	40,880	1,270,550
Cornerstone OnDemand, Inc. (a)	54,375	1,457,794
CoStar Group, Inc. (a)	40,466	3,287,863
DealerTrack Holdings, Inc. (a)	111,690	3,092,696
Digital River, Inc. (a)	85,800	1,429,428
ExactTarget, Inc.	35,550	752,594
IAC/InterActiveCorp	20,698	1,072,984
Keynote Systems, Inc.	25,100	329,563
OpenTable, Inc. (a)	24,458	1,038,242
Responsys, Inc. (a)	36,820	353,104
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SPS Commerce, Inc. (a)	46,019	$ 1,608,364
ValueClick, Inc. (a)	284,675	4,628,816
		20,321,998
IT Services - 0.8%
Acxiom Corp. (a)	89,300	1,523,458
Alliance Data Systems Corp. (a)	29,168	4,014,975
Convergys Corp.	93,400	1,448,634
CoreLogic, Inc. (a)	80,800	1,987,680
DST Systems, Inc.	26,500	1,348,320
Fidelity National Information Services, Inc.	104,025	3,276,788
Gartner, Inc. Class A (a)	32,560	1,608,138
Genpact Ltd.	30,600	558,450
InterXion Holding N.V. (a)	51,285	979,031
Lender Processing Services, Inc.	71,800	2,015,426
Sapient Corp.	32,690	330,496
VeriFone Systems, Inc. (a)	22,727	789,536
		19,880,932
Semiconductors & Semiconductor Equipment - 1.2%
Avago Technologies Ltd.	7,800	285,246
Ceva, Inc. (a)	28,400	457,808
Cirrus Logic, Inc. (a)	8,830	367,946
Cymer, Inc. (a)	37,650	2,134,755
Cypress Semiconductor Corp.	89,785	1,042,404
Ezchip Semiconductor Ltd. (a)	23,720	801,973
FormFactor, Inc. (a)	99,000	503,910
Freescale Semiconductor Holdings I Ltd. (a)	67,850	679,179
Lam Research Corp. (a)	40,747	1,390,695
M/A-COM Technology Solutions, Inc.	10,540	121,421
Mellanox Technologies Ltd. (a)	15,836	1,811,480
Microsemi Corp. (a)	92,999	1,851,610
MKS Instruments, Inc.	61,491	1,667,021
Monolithic Power Systems, Inc. (a)	24,310	524,124
NXP Semiconductors NV (a)	20,400	475,728
ON Semiconductor Corp. (a)	134,676	839,031
Peregrine Semiconductor Corp.	38,290	608,811
Power Integrations, Inc.	48,328	1,674,082
Semtech Corp. (a)	70,837	1,736,923
Skyworks Solutions, Inc. (a)	223,586	6,810,430
Spansion, Inc. Class A	72,200	825,246
Teradyne, Inc. (a)	120,151	1,876,759
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultratech, Inc. (a)	34,200	$ 1,127,916
Volterra Semiconductor Corp. (a)	67,203	1,601,447
		31,215,945
Software - 2.2%
Accelrys, Inc. (a)	97,600	750,544
Allot Communications Ltd. (a)	18,400	486,128
ANSYS, Inc. (a)	33,310	2,321,707
Aspen Technology, Inc. (a)	140,400	3,422,952
BMC Software, Inc. (a)	10,470	433,458
Bottomline Technologies, Inc. (a)	12,710	285,212
BroadSoft, Inc. (a)	34,130	1,235,847
Cadence Design Systems, Inc. (a)	758,442	10,011,434
Check Point Software Technologies Ltd. (a)	11,700	539,253
CommVault Systems, Inc. (a)	54,427	2,744,209
Compuware Corp. (a)	29,280	292,800
Comverse Technology, Inc. (a)	104,700	628,200
Eloqua, Inc.	28,155	393,888
Fair Isaac Corp.	56,076	2,395,006
Fortinet, Inc. (a)	49,642	1,316,009
Informatica Corp. (a)	62,119	2,025,079
Interactive Intelligence Group, Inc. (a)	45,632	1,348,882
Jive Software, Inc.	78,460	1,183,961
Manhattan Associates, Inc. (a)	86,112	4,355,545
MICROS Systems, Inc. (a)	69,405	3,516,057
MicroStrategy, Inc. Class A (a)	14,493	1,819,016
NICE Systems Ltd. sponsored ADR (a)	31,548	986,821
Opnet Technologies, Inc.	12,310	384,318
Parametric Technology Corp. (a)	70,029	1,488,116
QLIK Technologies, Inc. (a)	43,694	924,128
Quest Software, Inc. (a)	9,025	252,249
Rovi Corp. (a)	66,550	1,020,877
SeaChange International, Inc. (a)	81,817	667,627
SolarWinds, Inc. (a)	87,125	4,781,420
Tangoe, Inc. (a)	62,400	1,010,880
Verint Systems, Inc. (a)	53,200	1,523,116
Websense, Inc. (a)	70,241	1,080,307
		55,625,046
TOTAL INFORMATION TECHNOLOGY		175,589,343
Common Stocks - continued
	Shares	Value
MATERIALS - 2.2%
Chemicals - 1.0%
Albemarle Corp.	14,805	$ 810,278
Ashland, Inc.	63,790	4,696,858
Cabot Corp.	100,660	3,505,988
Chemtura Corp. (a)	81,100	1,340,583
Cytec Industries, Inc.	77,925	5,335,525
Georgia Gulf Corp.	4,410	174,812
Innospec, Inc. (a)	18,090	569,111
Intrepid Potash, Inc. (a)	145,113	3,254,885
Olin Corp.	91,924	1,969,931
PolyOne Corp.	80,770	1,274,551
Rockwood Holdings, Inc.	62,614	2,964,147
Tronox Ltd. Class A	12,800	330,112
		26,226,781
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	7,470	570,559
Containers & Packaging - 0.4%
Aptargroup, Inc.	13,640	690,866
Ball Corp.	21,800	919,306
Boise, Inc.	210,700	1,586,571
Crown Holdings, Inc. (a)	48,900	1,772,625
Greif, Inc. Class A	30,826	1,371,757
Rock-Tenn Co. Class A	4,590	306,474
Sealed Air Corp.	82,100	1,171,567
Silgan Holdings, Inc.	35,454	1,486,586
		9,305,752
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	94,520	2,801,573
Allied Nevada Gold Corp. (a)	19,916	648,863
AuRico Gold, Inc. (a)	77,006	533,652
Carpenter Technology Corp.	39,008	1,843,518
Detour Gold Corp. (a)	23,635	594,621
Globe Specialty Metals, Inc.	30,720	448,205
Kaiser Aluminum Corp.	96,829	5,407,900
Royal Gold, Inc.	8,160	718,243
Schnitzer Steel Industries, Inc. Class A	79,015	2,182,394
		15,178,969
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
MeadWestvaco Corp.	109,025	$ 3,135,559
Resolute Forest Products (a)	78,250	983,603
		4,119,162
TOTAL MATERIALS		55,401,223
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc.	8,870	173,852
Frontier Communications Corp.	43,090	199,076
		372,928
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	81,220	4,855,332
TOTAL TELECOMMUNICATION SERVICES		5,228,260
UTILITIES - 1.0%
Electric Utilities - 0.4%
Cleco Corp.	96,850	3,964,071
ITC Holdings Corp.	55,613	4,003,024
OGE Energy Corp.	10,190	550,770
PNM Resources, Inc.	99,825	2,053,400
Portland General Electric Co.	16,690	447,960
UIL Holdings Corp.	12,780	449,600
		11,468,825
Gas Utilities - 0.0%
Atmos Energy Corp.	10,480	366,171
Independent Power Producers & Energy Traders - 0.1%
GenOn Energy, Inc. (a)	430,900	1,090,177
Ormat Technologies, Inc.	57,400	1,090,026
		2,180,203
Multi-Utilities - 0.4%
CMS Energy Corp.	194,975	4,498,073
NiSource, Inc.	231,450	5,633,493
		10,131,566
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.1%
American Water Works Co., Inc.	66,340	$ 2,445,956
TOTAL UTILITIES		26,592,721
TOTAL COMMON STOCKS (Cost $807,957,542)		903,653,820
Equity Funds - 59.2%

Mid-Cap Blend Funds - 3.4%
FMI Common Stock Fund	3,451,489	87,288,157
Mid-Cap Growth Funds - 3.3%
Champlain Mid Cap Fund	3,091,626	36,233,854
Royce Premier Fund	2,550,891	48,339,391
TOTAL MID-CAP GROWTH FUNDS		84,573,245
Sector Funds - 7.3%
DJ Wilshire REIT ETF	334,944	24,802,603
FBR Small Cap Financial Fund	850,075	15,632,880
Fidelity Advisor Real Estate Fund Institutional Class (b)	3,335,942	67,019,069
John Hancock Regional Bank Fund Class A	1,179,380	16,971,275
Utilities Select Sector SPDR ETF	1,725,456	62,651,307
TOTAL SECTOR FUNDS		187,077,134
Small Blend Funds - 14.6%
Dreyfus Advantage Funds, Inc.	182	4,728
Natixis Vaughan Nelson Small Cap Value Fund Class A	3,679,973	70,213,889
Perritt Micro Cap Opportunities Fund (a)	160,059	4,166,328
Royce Low Priced Stock Fund Service Class	262	3,769
Royce Micro-Cap Fund Service Class	1,079,647	15,838,417
RS Partners Fund Class A	1,560,923	49,809,049
T. Rowe Price Small-Cap Value Fund	1,535,955	57,705,845
Vanguard Small-Cap ETF	1,821,400	141,959,912
Wells Fargo Small Cap Value Fund Class A	959,396	30,921,319
TOTAL SMALL BLEND FUNDS		370,623,256
Small Growth Funds - 22.4%
Artisan Small Cap Fund Investor Shares (a)	3,002,770	62,067,254
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Aston/TAMRO Small Cap Fund Class N	3,058,056	$ 64,280,345
Baron Small Cap Fund	2,630,124	67,278,560
Brown Capital Management Small Company Fund - Investor Shares (a)	1,325,174	63,449,316
Buffalo Small Cap Fund	2,162,768	61,941,681
Champlain Small Company Fund Advisor Class	6,384,243	94,039,899
JPMorgan Small Cap Equity Fund Class A	39	1,444
MFS New Discovery Fund A Shares	2,734,609	55,157,059
RS Small Cap Growth Fund Class A (a)	2,170,546	101,038,926
William Blair Small Cap Growth Fund Class N (a)	51,140	1,153,205
TOTAL SMALL GROWTH FUNDS		570,407,689
Small Value Funds - 8.2%
Fidelity Small Cap Value Fund (b)	3,290,830	50,547,146
Goldman Sachs Small Cap Value Fund Class A	2,243,534	96,718,752
Guggenheim Mid Cap Value Fund Class A	220,911	7,106,711
iShares Russell 2000 Value Index ETF	377,000	27,110,070
Royce Opportunity Fund Service Class	2,357,566	26,428,316
TOTAL SMALL VALUE FUNDS		207,910,995
TOTAL EQUITY FUNDS (Cost $1,261,635,122)		1,507,880,476
Money Market Funds - 5.0%

Fidelity Institutional Money Market Portfolio Class I (b)	5	5
SSgA US Treasury Money Market Fund, 0% (c)	126,460,104	126,460,104
TOTAL MONEY MARKET FUNDS (Cost $126,460,109)		126,460,109
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,196,052,773)		2,537,994,405
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,732,762
NET ASSETS - 100%		$ 2,545,727,167
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
533 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 51,743,640	$ 3,766,386
612 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	49,639,320	4,259,326
TOTAL EQUITY INDEX CONTRACTS		$ 101,382,960	$ 8,025,712

The face value of futures purchased as a percentage of net assets is 3.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 60,380,545	$ -	$ -	$ 223,508	$ 67,019,069
Fidelity Institutional Money Market Portfolio Class I	5	-	-	-	5
Fidelity Small Cap Value Fund	34,677,674	15,000,000	-	-	50,547,146
Total	$ 95,058,224	$ 15,000,000	$ -	$ 223,508	$ 117,566,220
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,025,712	$ -
Total Value of Derivatives	$ 8,025,712	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,115,854,149)	$ 2,420,428,185
Affiliated issuers (cost $80,198,624)	117,566,220
Total Investments (cost $2,196,052,773)		$ 2,537,994,405
Segregated cash with broker for futures contracts		6,070,500
Receivable for investments sold		5,460,427
Receivable for fund shares sold		2,156,397
Dividends receivable		640,412
Receivable for daily variation margin on futures contracts		618,300
Prepaid expenses		15,075
Other receivables		4,354
Total assets		2,552,959,870

Liabilities
Payable for investments purchased	$ 4,794,047
Payable for fund shares redeemed	1,615,645
Accrued management fee	398,894
Other affiliated payables	382,037
Other payables and accrued expenses	42,080
Total liabilities		7,232,703

Net Assets		$ 2,545,727,167
Net Assets consist of:
Paid in capital		$ 2,168,504,440
Undistributed net investment income		2,044,145
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,211,238
Net unrealized appreciation (depreciation) on investments		349,967,344
Net Assets, for 227,799,725 shares outstanding		$ 2,545,727,167
Net Asset Value, offering price and redemption price per share ($2,545,727,167 ÷ 227,799,725 shares)		$ 11.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 6,701,688
Affiliated issuers		223,508
Interest		663
Total income		6,925,859

Expenses
Management fee	$ 5,500,814
Transfer agent fees	1,880,064
Accounting fees and expenses	370,606
Custodian fees and expenses	25,178
Independent trustees' compensation	15,863
Registration fees	59,414
Audit	25,344
Legal	12,090
Miscellaneous	108,578
Total expenses before reductions	7,997,951
Expense reductions	(3,135,035)	4,862,916
Net investment income (loss)		2,062,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,528,941
Foreign currency transactions	(42)
Futures contracts	2,723,159
Realized gain distributions from underlying funds:
Unaffiliated issuers	1,016,578
Total net realized gain (loss)		41,268,636
Change in net unrealized appreciation (depreciation) on: Investment securities	(43,535,100)
Futures contracts	(3,379,204)
Total change in net unrealized appreciation (depreciation)		(46,914,304)
Net gain (loss)		(5,645,668)
Net increase (decrease) in net assets resulting from operations		$ (3,582,725)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,062,943	$ 4,710,316
Net realized gain (loss)	41,268,636	130,506,267
Change in net unrealized appreciation (depreciation)	(46,914,304)	(159,655,420)
Net increase (decrease) in net assets resulting from operations	(3,582,725)	(24,438,837)
Distributions to shareholders from net investment income	(437,553)	(4,119,343)
Distributions to shareholders from net realized gain	(52,287,592)	(115,436,155)
Total distributions	(52,725,145)	(119,555,498)
Share transactions Proceeds from sales of shares	292,642,255	871,945,624
Reinvestment of distributions	52,571,556	119,276,985
Cost of shares redeemed	(419,870,820)	(1,043,664,308)
Net increase (decrease) in net assets resulting from share transactions	(74,657,009)	(52,441,699)
Total increase (decrease) in net assets	(130,964,879)	(196,436,034)

Net Assets
Beginning of period	2,676,692,046	2,873,128,080
End of period (including undistributed net investment income of $2,044,145 and undistributed net investment income of $418,755, respectively)	$ 2,545,727,167	$ 2,676,692,046
Other Information Shares
Sold	26,467,625	80,019,301
Issued in reinvestment of distributions	4,753,304	10,898,494
Redeemed	(37,177,444)	(96,676,321)
Net increase (decrease)	(5,956,515)	(5,758,526)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 12.00	$ 9.22	$ 5.57	$ 9.99	$ 11.77
Income from Investment Operations
Net investment income (loss) D	.01	.02	.03	.03	.04	.03
Net realized and unrealized gain (loss)	(.04)	(.06)	2.81	3.65	(4.05)	(1.17)
Total from investment operations	(.03)	(.04)	2.84	3.68	(4.01)	(1.14)
Distributions from net investment income	- H	(.02)	(.03)	(.03)	(.04)	(.03)
Distributions from net realized gain	(.24)	(.50)	(.03)	-	(.38)	(.61)
Total distributions	(.24)	(.51) J	(.06)	(.03)	(.41) I	(.64)
Net asset value, end of period	$ 11.18	$ 11.45	$ 12.00	$ 9.22	$ 5.57	$ 9.99
Total Return B, C	(.23)%	(.05)%	30.84%	66.12%	(41.74)%	(10.38)%
Ratios to Average Net Assets E
Expenses before reductions	.64% A	.63%	.40%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.39% A	.38%	.15%	.00%	.00%	.00%
Expenses net of all reductions	.39% A	.37%	.15%	.00%	.00%	.00%
Net investment income (loss)	.17% A	.18%	.32%	.42%	.50%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,545,727	$ 2,676,692	$ 2,873,128	$ 1,318,241	$ 559,886	$ 359,884
Portfolio turnover rate F	46% A	63%	69%	39%	55%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. FAmounts do not include the portfolio activity of any Underlying Funds. GFor the year ended February 29. HAmount represents less than $.01 per share. ITotal distributions of $.41 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.375 per share. JTotal distributions of $.51 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.496 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 390,714,203
Gross unrealized depreciation	(53,027,378)
Net unrealized appreciation (depreciation) on securities and other investments	$ 337,686,825

Tax cost	$ 2,200,307,580

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $2,723,159 and a change in net unrealized appreciation (depreciation) of $(3,379,204) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $541,938,937 and $636,784,848, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the period, the total annualized management fee rate was .44% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Advisory Research, Inc. (ARI), Fred Alger Management, Inc., Invesco Advisers, Inc., Neuberger Berman Management, LLC, Pyramis Global Advisors, LLC (Pyramis) (an affiliate of Strategic Advisers) and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,476 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $3,110,273.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $12,428.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,334 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 10% of the total outstanding shares of Fidelity Advisor Real Estate Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fred Alger Management, Inc.

Invesco Advisers, Inc.

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

Systematic Financial Management, L.P.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMC-USAN-1012
1.926368.101

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.30%	$ 1,000.00	$ 978.20	$ 1.50
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.69	$ 1.53

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Diversified International Fund	15.7	15.2
Fidelity International Discovery Fund	14.1	14.9
Fidelity Advisor Overseas Fund Institutional Class	11.0	13.4
Fidelity International Capital Appreciation Fund	8.9	7.9
Fidelity International Value Fund	3.7	3.2
Fidelity Japan Fund	2.0	3.0
Fidelity International Real Estate Fund	1.6	1.4
Fidelity Japan Smaller Companies Fund	1.5	1.4
Fidelity International Small Cap Opportunities Fund	1.3	1.3
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	1.2	1.2
	61.0
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Stocks 35.0%	Stocks 36.1%
Foreign Large Blend Funds 40.8%	Foreign Large Blend Funds 43.5%
Foreign Large Growth Funds 9.1%	Foreign Large Growth Funds 8.3%
Foreign Large Value Funds 3.7%	Foreign Large Value Funds 3.2%
Foreign Small Mid Growth Funds 1.3%	Foreign Small Mid Growth Funds 1.3%
Other 4.7%	Other 5.6%
Sector Funds 1.6%	Sector Funds 1.4%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 34.5%
	Shares	Value
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	22,600	$ 722,513
Bridgestone Corp.	52,300	1,219,854
Continental AG	2,700	268,493
Denso Corp.	16,300	546,286
Michelin CGDE Series B	3,900	279,854
NHK Spring Co. Ltd.	23,100	228,809
		3,265,809
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	20,842	1,511,561
Daihatsu Motor Co. Ltd.	21,000	344,600
Fuji Heavy Industries Ltd.	61,000	490,223
Honda Motor Co. Ltd.	58,600	1,867,016
Nissan Motor Co. Ltd.	52,800	495,159
Renault SA	11,700	546,930
Toyota Motor Corp.	72,900	2,898,876
		8,154,365
Hotels, Restaurants & Leisure - 0.2%
Galaxy Entertainment Group Ltd. (a)	157,000	446,348
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	21,900	256,668
Sands China Ltd.	245,600	867,649
William Hill PLC	51,200	244,138
		1,814,803
Household Durables - 0.1%
Sekisui House Ltd.	45,000	423,004
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	50,500	488,246
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	27,600	335,870
Media - 0.5%
British Sky Broadcasting Group PLC	64,100	774,555
Fuji Media Holdings, Inc.	260	405,418
ITV PLC	303,000	400,772
Pearson PLC	22,200	421,155
Reed Elsevier NV	57,893	755,849
UBM PLC	37,900	405,610
WPP PLC	58,493	757,867
		3,921,226
Multiline Retail - 0.3%
Lifestyle International Holdings Ltd.	195,000	426,408
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Next PLC	9,100	$ 516,567
PPR SA	9,980	1,559,063
		2,502,038
Specialty Retail - 0.5%
Fast Retailing Co. Ltd.	2,100	491,566
H&M Hennes & Mauritz AB (B Shares)	45,425	1,643,537
Inditex SA	4,670	519,314
Kingfisher PLC	139,100	608,718
Yamada Denki Co. Ltd.	17,630	851,103
		4,114,238
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	8,800	688,580
Burberry Group PLC	26,200	562,871
Christian Dior SA	3,900	556,275
LVMH Moet Hennessy - Louis Vuitton SA	8,299	1,354,915
Swatch Group AG (Bearer)	1,430	585,361
		3,748,002
TOTAL CONSUMER DISCRETIONARY		28,767,601
CONSUMER STAPLES - 4.0%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	14,999	1,261,902
Diageo PLC	93,152	2,546,258
Pernod Ricard SA	2,620	282,320
SABMiller PLC	35,700	1,575,594
Treasury Wine Estates Ltd.	204,406	998,891
		6,664,965
Food & Staples Retailing - 0.2%
Lawson, Inc.	4,800	368,067
Seven & i Holdings Co., Ltd.	13,400	407,740
Tesco PLC	108,500	579,900
Woolworths Ltd.	15,702	480,511
		1,836,218
Food Products - 1.6%
Ajinomoto Co., Inc.	24,000	366,159
Dairy Crest Group PLC	87,669	476,082
Nestle SA	116,302	7,230,045
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	67,000	$ 2,336,645
Unilever PLC	41,000	1,473,546
		11,882,477
Household Products - 0.1%
Henkel AG & Co. KGaA	2,700	167,528
Reckitt Benckiser Group PLC	8,400	474,831
Svenska Cellulosa AB (SCA) (B Shares)	25,300	452,345
		1,094,704
Personal Products - 0.2%
Beiersdorf AG	6,600	473,184
Kao Corp.	14,600	441,936
L'Oreal SA	7,500	922,030
		1,837,150
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	77,800	4,077,421
Imperial Tobacco Group PLC	7,457	290,805
Japan Tobacco, Inc.	82,800	2,510,598
Swedish Match Co. AB	18,800	781,275
		7,660,099
TOTAL CONSUMER STAPLES		30,975,613
ENERGY - 3.1%
Energy Equipment & Services - 0.6%
Aker Solutions ASA	32,000	584,193
AMEC PLC	27,576	485,593
Saipem SpA	42,020	1,995,192
Transocean Ltd. (Switzerland)	20,505	992,281
WorleyParsons Ltd.	16,171	443,071
		4,500,330
Oil, Gas & Consumable Fuels - 2.5%
BG Group PLC	173,203	3,542,263
BP PLC	515,469	3,615,769
ENI SpA	147,600	3,256,754
INPEX Corp.	119	680,740
JX Holdings, Inc.	48,800	254,091
Oil Search Ltd. ADR	33,893	263,324
Ophir Energy PLC (a)	46,700	418,591
Origin Energy Ltd.	89,163	1,096,213
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	86,887	$ 3,039,689
Class B (United Kingdom)	24,491	883,553
Total SA	17,790	886,951
Tullow Oil PLC	51,508	1,114,757
		19,052,695
TOTAL ENERGY		23,553,025
FINANCIALS - 8.0%
Capital Markets - 0.5%
Deutsche Bank AG	14,800	524,650
Investec PLC	44,600	265,851
Macquarie Group Ltd.	15,762	437,402
Partners Group Holding AG	1,220	234,876
UBS AG	215,240	2,401,519
		3,864,298
Commercial Banks - 4.3%
Aozora Bank Ltd.	66,000	197,838
Australia & New Zealand Banking Group Ltd.	109,262	2,801,782
Banco Bilbao Vizcaya Argentaria SA	357,798	2,721,678
Barclays PLC	811,710	2,362,347
BNP Paribas SA	67,336	2,926,643
BOC Hong Kong (Holdings) Ltd.	167,000	528,607
Commonwealth Bank of Australia	50,669	2,865,567
Danske Bank A/S (a)	76,088	1,322,901
DBS Group Holdings Ltd.	133,000	1,541,797
HSBC Holdings PLC (United Kingdom)	421,054	3,667,925
Intesa Sanpaolo SpA	661,426	1,039,927
KBC Groupe SA	30,548	664,146
Lloyds Banking Group PLC (a)	2,705,600	1,427,790
Mitsubishi UFJ Financial Group, Inc.	540,600	2,471,190
Shinsei Bank Ltd.	285,000	332,764
Societe Generale Series A (a)	25,641	678,889
Standard Chartered PLC (United Kingdom)	24,254	535,891
Sumitomo Mitsui Financial Group, Inc.	67,200	2,093,001
Swedbank AB (A Shares)	46,000	805,080
United Overseas Bank Ltd.	58,860	901,434
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.	27,587	$ 705,982
Wing Hang Bank Ltd.	67,000	594,331
		33,187,510
Consumer Finance - 0.0%
Credit Saison Co. Ltd.	12,200	286,731
Diversified Financial Services - 0.3%
Deutsche Boerse AG	7,700	396,410
ING Groep NV (Certificaten Van Aandelen) (a)	71,700	546,657
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,500	237,807
ORIX Corp.	15,130	1,407,855
		2,588,729
Insurance - 1.6%
AEGON NV	285,600	1,466,025
AIA Group Ltd.	552,000	1,896,712
Allianz AG	26,151	2,870,548
Aviva PLC	41,900	217,163
AXA SA	20,260	293,310
Legal & General Group PLC	373,985	760,105
MS&AD Insurance Group Holdings, Inc.	11,700	185,617
Prudential PLC	48,002	599,633
QBE Insurance Group Ltd.	28,138	378,792
Resolution Ltd.	30,000	102,797
Sony Financial Holdings, Inc.	34,500	572,425
Suncorp-Metway Ltd.	61,097	580,095
Tokio Marine Holdings, Inc.	36,200	874,041
Zurich Financial Services AG	5,740	1,379,837
		12,177,100
Real Estate Investment Trusts - 0.6%
British Land Co. PLC	67,400	577,379
Goodman Group unit	159,718	658,400
Stockland Corp. Ltd. unit	92,498	303,895
Unibail-Rodamco	4,900	999,366
Westfield Group unit	162,597	1,664,752
		4,203,792
Real Estate Management & Development - 0.7%
Cheung Kong Holdings Ltd.	30,000	408,074
Daito Trust Construction Co. Ltd.	3,000	293,745
Henderson Land Development Co. Ltd.	99,000	608,862
Mitsubishi Estate Co. Ltd.	48,000	847,003
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mitsui Fudosan Co. Ltd.	61,000	$ 1,139,995
New World Development Co. Ltd.	383,739	476,956
Sun Hung Kai Properties Ltd.	83,000	1,076,567
Wharf Holdings Ltd.	102,000	627,969
		5,479,171
TOTAL FINANCIALS		61,787,331
HEALTH CARE - 3.4%
Biotechnology - 0.3%
Biovitrum AB (a)	111,577	433,018
CSL Ltd.	38,857	1,783,647
Grifols SA ADR	19,300	397,001
		2,613,666
Health Care Equipment & Supplies - 0.2%
Elekta AB (B Shares)	2,900	147,798
Essilor International SA	4,407	384,637
Nakanishi, Inc.	2,300	242,741
Olympus Corp. (a)	10,200	202,424
Sysmex Corp.	4,700	216,109
		1,193,709
Health Care Providers & Services - 0.0%
Fresenius SE	2,700	288,054
Life Sciences Tools & Services - 0.1%
Lonza Group AG	8,192	379,353
Pharmaceuticals - 2.8%
Astellas Pharma, Inc.	21,100	1,033,195
Bayer AG	16,418	1,273,520
Daiichi Sankyo Kabushiki Kaisha	23,100	382,526
Elan Corp. PLC (a)	28,300	321,965
GlaxoSmithKline PLC	131,600	2,982,867
Hikma Pharmaceuticals PLC	20,512	237,761
Mitsubishi Tanabe Pharma Corp.	24,200	359,979
Novartis AG	8,321	490,695
Novo Nordisk A/S Series B	21,510	3,379,389
Roche Holding AG (participation certificate)	25,120	4,573,014
Rohto Pharmaceutical Co. Ltd.	25,000	362,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	61,503	$ 5,030,938
Takeda Pharmaceutical Co. Ltd.	21,000	987,284
		21,415,991
TOTAL HEALTH CARE		25,890,773
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.3%
European Aeronautic Defence and Space Co. EADS NV	9,000	343,228
Finmeccanica SpA (a)	74,200	329,264
Rolls-Royce Group PLC	87,600	1,141,975
Safran SA	21,500	753,274
		2,567,741
Airlines - 0.0%
China Southern Airlines Ltd. (H Shares)	404,000	171,373
Building Products - 0.3%
ASSA ABLOY AB (B Shares)	25,400	776,706
Compagnie de St. Gobain	18,500	634,670
JS Group Corp.	30,100	649,300
		2,060,676
Commercial Services & Supplies - 0.0%
Serco Group PLC	17,343	154,902
Construction & Engineering - 0.2%
Chiyoda Corp.	34,000	450,383
VINCI SA	20,320	884,068
		1,334,451
Electrical Equipment - 0.4%
Alstom SA	26,437	941,377
Schneider Electric SA	27,142	1,714,130
Sumitomo Electric Industries Ltd.	26,500	299,733
		2,955,240
Industrial Conglomerates - 0.5%
Keppel Corp. Ltd.	74,700	670,592
Koninklijke Philips Electronics NV	37,500	860,748
Orkla ASA (A Shares)	91,500	676,064
Siemens AG	22,667	2,139,558
		4,346,962
Machinery - 0.9%
Fanuc Corp.	1,400	230,036
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Fiat Industrial SpA	140,600	$ 1,415,658
GEA Group AG	34,114	901,080
IMI PLC	20,700	282,669
Kubota Corp.	67,000	647,465
Makita Corp.	10,600	364,582
Mitsubishi Heavy Industries Ltd.	114,000	473,817
NSK Ltd.	125,000	736,804
Sandvik AB	14,900	199,351
Schindler Holding AG (participation certificate)	5,461	643,514
SMC Corp.	2,600	410,052
Vallourec SA	8,920	413,666
		6,718,694
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	106	693,169
Orient Overseas International Ltd.	58,500	312,263
SITC International Holdings Co. Ltd.	1,276,000	314,231
		1,319,663
Professional Services - 0.4%
Adecco SA (Reg.)	17,174	778,919
Capita Group PLC	26,300	301,510
Experian PLC	33,900	540,434
Intertek Group PLC	7,200	321,825
Randstad Holding NV	14,500	471,455
SGS SA (Reg.)	230	463,999
		2,878,142
Road & Rail - 0.2%
East Japan Railway Co.	12,100	812,325
West Japan Railway Co.	21,500	942,522
		1,754,847
Trading Companies & Distributors - 0.6%
Brenntag AG	3,200	381,365
Bunzl PLC	16,000	285,559
Itochu Corp.	62,900	641,552
Kloeckner & Co. AG (a)	20,399	185,404
Mitsubishi Corp.	63,100	1,168,350
Mitsui & Co. Ltd.	79,600	1,118,047
Sumitomo Corp.	29,500	392,670
Wolseley PLC	19,600	791,118
		4,964,065
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.3%
Kamigumi Co. Ltd.	45,000	$ 362,793
Sydney Airport unit	356,460	1,196,899
Transurban Group unit	80,832	505,245
		2,064,937
TOTAL INDUSTRIALS		33,291,693
INFORMATION TECHNOLOGY - 1.6%
Computers & Peripherals - 0.1%
Gemalto NV	8,979	711,621
Toshiba Corp.	107,000	343,821
		1,055,442
Electronic Equipment & Components - 0.6%
Hitachi High-Technologies Corp.	12,400	308,618
Hitachi Ltd.	226,000	1,302,216
Keyence Corp.	2,770	732,514
Kyocera Corp.	6,200	535,349
Murata Manufacturing Co. Ltd.	10,200	507,656
Taiyo Yuden Co. Ltd.	32,800	286,754
TDK Corp.	20,200	774,331
		4,447,438
Internet Software & Services - 0.1%
DeNA Co. Ltd.	6,300	175,577
Kakaku.com, Inc.	7,800	280,340
		455,917
IT Services - 0.1%
Amadeus IT Holding SA Class A	20,800	464,641
Nomura Research Institute Ltd.	12,400	260,097
		724,738
Office Electronics - 0.2%
Canon, Inc.	45,900	1,529,951
Konica Minolta Holdings, Inc.	27,000	201,162
Ricoh Co. Ltd.	11,000	87,039
		1,818,152
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV (Netherlands)	8,800	499,366
Infineon Technologies AG	40,940	282,961
		782,327
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Konami Corp.	11,400	$ 263,371
Sage Group PLC	50,200	236,101
SAP AG	35,753	2,349,020
		2,848,492
TOTAL INFORMATION TECHNOLOGY		12,132,506
MATERIALS - 3.0%
Chemicals - 1.5%
Air Liquide SA	10,780	1,268,452
Air Water, Inc.	16,000	186,868
Akzo Nobel NV	5,066	291,966
Arkema SA	9,400	800,202
Asahi Kasei Corp.	66,000	344,955
BASF AG	9,322	724,735
Incitec Pivot Ltd.	130,169	391,349
Israel Chemicals Ltd.	55,600	599,704
Johnson Matthey PLC	32,359	1,233,664
JSR Corp.	18,600	317,898
Lanxess AG	21,880	1,660,046
Mitsubishi Gas Chemical Co., Inc.	53,000	299,043
Mitsui Chemicals, Inc.	134,000	273,777
Nippon Shokubai Co. Ltd.	16,000	178,947
Nitto Denko Corp.	17,800	825,964
Shin-Etsu Chemical Co., Ltd.	21,500	1,154,552
Sumitomo Chemical Co. Ltd.	65,000	170,492
Syngenta AG (Switzerland)	2,640	891,334
Toray Industries, Inc.	48,000	294,365
		11,908,313
Construction Materials - 0.1%
HeidelbergCement Finance AG	14,080	711,404
Metals & Mining - 1.4%
African Minerals Ltd. (a)	66,300	265,292
Anglo American PLC (United Kingdom)	14,200	394,581
ArcelorMittal SA (Netherlands)	31,600	467,314
BHP Billiton Ltd.	68,327	2,262,484
BHP Billiton PLC	75,320	2,204,335
Fortescue Metals Group Ltd.	233,106	852,550
Hitachi Metals Ltd.	17,000	176,886
Iluka Resources Ltd.	38,360	364,611
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Kazakhmys PLC	17,000	$ 160,071
Kingsgate Consolidated NL	47,948	212,020
Medusa Mining Ltd.	24,854	127,619
Newcrest Mining Ltd.	38,127	970,986
Rio Tinto PLC	19,200	838,257
Umicore SA	30,195	1,432,578
		10,729,584
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd.	860,000	24,904
TOTAL MATERIALS		23,374,205
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
BT Group PLC	183,500	633,859
France Telecom SA	26,840	370,632
HKT Trust / HKT Ltd. unit	1,196,000	1,023,916
Iliad SA	1,515	240,101
Nippon Telegraph & Telephone Corp.	9,000	417,317
Singapore Telecommunications Ltd.	232,000	630,951
Swisscom AG	1,250	501,990
Telecom Corp. of New Zealand Ltd.	11,623	22,971
Telecom Italia SpA	1,294,400	1,202,626
Telefonica SA	22,299	281,808
Telenor ASA	39,500	721,794
Vivendi SA	69,176	1,356,488
		7,404,453
Wireless Telecommunication Services - 1.1%
NTT DoCoMo, Inc.	333	567,297
SK Telecom Co. Ltd. sponsored ADR	21,000	301,140
Softbank Corp.	41,900	1,713,568
Vodafone Group PLC	1,939,532	5,593,521
		8,175,526
TOTAL TELECOMMUNICATION SERVICES		15,579,979
UTILITIES - 1.3%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	25,000	298,021
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Enel SpA	129,465	$ 426,644
Fortum Corp.	15,900	293,786
Iberdrola SA	288,100	1,142,922
Power Assets Holdings Ltd.	111,000	899,484
Scottish & Southern Energy PLC	63,100	1,370,645
Spark Infrastructure Group unit	236,378	395,627
		4,827,129
Gas Utilities - 0.1%
Gas Natural SDG SA	27,000	333,018
Multi-Utilities - 0.6%
Centrica PLC	310,200	1,609,164
GDF Suez	23,300	573,679
RWE AG	56,510	2,370,105
		4,552,948
TOTAL UTILITIES		9,713,095
TOTAL COMMON STOCKS (Cost $276,932,255)		265,065,821
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Volkswagen AG	11,000	1,942,546
Media - 0.1%
ProSiebenSat.1 Media AG	30,800	742,069
TOTAL CONSUMER DISCRETIONARY		2,684,615
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	9,800	740,696
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	268,900	212,657
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,581,349)		3,637,968
Equity Funds - 61.2%
	Shares	Value
Foreign Large Blend Funds - 40.8%
Fidelity Advisor Overseas Fund Institutional Class (c)	5,089,593	$ 84,487,246
Fidelity Diversified International Fund (c)	4,309,034	120,911,490
Fidelity International Discovery Fund (c)	3,529,660	108,325,277
TOTAL FOREIGN LARGE BLEND FUNDS		313,724,013
Foreign Large Growth Funds - 9.1%
Fidelity Canada Fund (c)	31,402	1,651,454
Fidelity International Capital Appreciation Fund (c)	5,401,955	68,172,676
TOTAL FOREIGN LARGE GROWTH FUNDS		69,824,130
Foreign Large Value Funds - 3.7%
Fidelity International Value Fund (c)	3,998,721	28,430,908
Foreign Small Mid Growth Funds - 1.3%
Fidelity International Small Cap Opportunities Fund (c)	970,079	10,088,823
Sector Funds - 1.6%
Fidelity International Real Estate Fund (c)	1,411,831	12,028,797
Other - 4.7%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (a)(c)	929,944	9,550,526
Fidelity Japan Fund (c)	1,627,509	15,217,206
Fidelity Japan Smaller Companies Fund (c)	1,280,527	11,511,934
TOTAL OTHER		36,279,666
TOTAL EQUITY FUNDS (Cost $536,164,572)		470,376,337
Money Market Funds - 1.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $7,813,886)	7,813,886	7,813,886
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $824,492,062)		746,894,012
NET OTHER ASSETS (LIABILITIES) - 2.8%		21,429,254
NET ASSETS - 100%		$ 768,323,266
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 10,174,126	$ -	$ 609,554	$ -	$ 9,550,526
Fidelity Advisor Overseas Fund Institutional Class	114,999,687	-	26,686,899	-	84,487,246
Fidelity Canada Fund	2,927,278	30,157	1,180,168	-	1,651,454
Fidelity Diversified International Fund	130,110,310	10,690,690	18,648,202	-	120,911,490
Fidelity International Capital Appreciation Fund	67,963,098	1,602,740	217,468	-	68,172,676
Fidelity International Discovery Fund	128,208,120	150,787	20,152,069	-	108,325,277
Fidelity International Real Estate Fund	11,588,513	30,157	-	-	12,028,797
Fidelity International Small Cap Opportunities Fund	10,983,480	30,157	914,331	-	10,088,823
Fidelity International Value Fund	27,677,306	703,263	217,468	-	28,430,908
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Japan Fund	$ 25,830,548	$ -	$ 9,010,608	$ -	$ 15,217,206
Fidelity Japan Smaller Companies Fund	12,204,960	60,315	914,331	-	11,511,934
Total	$ 542,667,426	$ 13,298,266	$ 78,551,098	$ -	$ 470,376,337
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,452,216	$ 18,800,521	$ 12,651,695	$ -
Consumer Staples	31,716,309	15,926,037	15,790,272	-
Energy	23,553,025	10,935,478	12,617,547	-
Financials	61,787,331	34,911,932	26,875,399	-
Health Care	25,890,773	9,897,803	15,992,970	-
Industrials	33,291,693	20,590,956	12,700,737	-
Information Technology	12,132,506	1,695,324	10,437,182	-
Materials	23,374,205	12,461,830	10,887,471	24,904
Telecommunication Services	15,792,636	4,799,351	10,993,285	-
Utilities	9,713,095	9,415,074	298,021	-
Equity Funds	470,376,337	470,376,337	-	-
Money Market Funds	7,813,886	7,813,886	-	-
Total Investments in Securities:	$ 746,894,012	$ 617,624,529	$ 129,244,579	$ 24,904

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 47,062,500
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $288,327,490)	$ 276,517,675
Affiliated issuers (cost $536,164,572)	470,376,337
Total Investments (cost $824,492,062)		$ 746,894,012
Foreign currency held at value (cost $22,865)		22,968
Receivable for investments sold		22,704,984
Receivable for fund shares sold		437,217
Dividends receivable		1,058,953
Prepaid expenses		4,773
Other receivables		20,078
Total assets		771,142,985

Liabilities
Payable for investments purchased	$ 2,229,409
Payable for fund shares redeemed	358,083
Accrued management fee	109,039
Other affiliated payables	69,342
Other payables and accrued expenses	53,846
Total liabilities		2,819,719

Net Assets		$ 768,323,266
Net Assets consist of:
Paid in capital		$ 902,388,908
Undistributed net investment income		5,169,119
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,615,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(77,619,017)
Net Assets, for 108,258,909 shares outstanding		$ 768,323,266
Net Asset Value, offering price and redemption price per share ($768,323,266 ÷ 108,258,909 shares)		$ 7.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 6,961,765
Interest		40
Income before foreign taxes withheld		6,961,805
Less foreign taxes withheld		(569,690)
Total income		6,392,115

Expenses
Management fee	$ 1,612,633
Transfer agent fees	230,923
Accounting fees and expenses	186,860
Custodian fees and expenses	53,309
Independent trustees' compensation	4,958
Registration fees	19,736
Audit	23,476
Legal	3,770
Miscellaneous	10,491
Total expenses before reductions	2,146,156
Expense reductions	(1,083,538)	1,062,618
Net investment income (loss)		5,329,497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,016,448)
Affiliated issuers	6,850,672
Foreign currency transactions	(18,350)
Total net realized gain (loss)		2,815,874
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,398,095)
Assets and liabilities in foreign currencies	(17,431)
Total change in net unrealized appreciation (depreciation)		(25,415,526)
Net gain (loss)		(22,599,652)
Net increase (decrease) in net assets resulting from operations		$ (17,270,155)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,329,497	$ 13,853,130
Net realized gain (loss)	2,815,874	(11,986,933)
Change in net unrealized appreciation (depreciation)	(25,415,526)	(83,943,192)
Net increase (decrease) in net assets resulting from operations	(17,270,155)	(82,076,995)
Distributions to shareholders from net investment income	(221,190)	(13,291,286)
Distributions to shareholders from net realized gain	-	(454,402)
Total distributions	(221,190)	(13,745,688)
Share transactions Proceeds from sales of shares	67,788,324	175,205,267
Reinvestment of distributions	220,282	13,693,402
Cost of shares redeemed	(139,968,106)	(155,741,912)
Net increase (decrease) in net assets resulting from share transactions	(71,959,500)	33,156,757
Total increase (decrease) in net assets	(89,450,845)	(62,665,926)

Net Assets
Beginning of period	857,774,111	920,440,037
End of period (including undistributed net investment income of $5,169,119 and undistributed net investment income of $60,812, respectively)	$ 768,323,266	$ 857,774,111
Other Information Shares
Sold	9,870,892	24,198,548
Issued in reinvestment of distributions	31,246	2,126,307
Redeemed	(19,731,968)	(21,559,254)
Net increase (decrease)	(9,829,830)	4,765,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.26	$ 8.12	$ 6.79	$ 4.44	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.12	.10	.12	.12	.16
Net realized and unrealized gain (loss)	(.21)	(.86)	1.37	2.36	(5.03)	.14
Total from investment operations	(.16)	(.74)	1.47	2.48	(4.91)	.30
Distributions from net investment income	- I	(.12)	(.11)	(.11)	(.10)	(.14)
Distributions from net realized gain	-	- I	(.04)	(.02)	(.50)	(.21)
Total distributions	- I	(.12)	(.14) J	(.13)	(.60)	(.35)
Net asset value, end of period	$ 7.10	$ 7.26	$ 8.12	$ 6.79	$ 4.44	$ 9.95
Total Return B, C	(2.18)%	(8.91)%	21.75%	55.82%	(52.13)%	2.67%
Ratios to Average Net Assets F
Expenses before reductions	.55% A	.51%	.33%	.25%	.25%	.26% A
Expenses net of fee waivers, if any	.30% A	.26%	.08%	.00%	.00%	.00% A
Expenses net of all reductions	.27% A	.25%	.08%	.00%	.00%	.00% A
Net investment income (loss)	1.37% A	1.66%	1.38%	1.86%	1.63%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 768,323	$ 857,774	$ 920,440	$ 757,540	$ 277,980	$ 418,530
Portfolio turnover rate G	27% A	38%	48%	13%	20%	14% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period March 8, 2007 (commencement of operations) to February 29, 2008. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. G Amounts do not include the portfolio activity of any Underlying Funds. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® International II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,662,231
Gross unrealized depreciation	(119,987,479)
Net unrealized appreciation (depreciation) on securities and other investments	$ (91,325,248)

Tax cost	$ 838,219,260

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (22,399,113)
No expiration
Short-term	(1,711,221)
Long-term	(18,845,404)
Total no expiration	(20,556,625)
Total capital loss carryforward	$ (42,955,738)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $103,242,529 and $193,866,903, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .06% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $970,248.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $1,148.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $112,142 for the period.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Overseas Fund	14%
Fidelity Advisor Global Capital Appreciation Fund	12%
Fidelity International Value Fund	21%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SIL-USAN-1012
1.926364.101

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.18%	$ 1,000.00	$ 975.50	$ .90
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.30	$ .92

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Harbor International Fund Retirement Class	11.4	11.0
Manning & Napier Fund, Inc. World Opportunities Series Class A	7.3	7.0
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	6.2	5.7
Fidelity International Discovery Fund	6.1	5.8
Fidelity Diversified International Fund	4.7	4.0
Oakmark International Fund Class I	4.6	4.6
Artisan International Value Fund Investor Class	4.5	4.1
Thornburg International Value Fund Class A	4.0	3.9
Scout International Fund	3.4	3.1
Henderson International Opportunities Fund Class A	2.3	2.3
	54.5
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Stocks 25.4%	Stocks 22.9%
Europe Stock Funds 0.0%†	Europe Stock Funds 0.3%
Foreign Large Blend Funds 52.5%	Foreign Large Blend Funds 50.3%
Foreign Large Growth Funds 10.0%	Foreign Large Growth Funds 9.8%
Foreign Large Value Funds 1.1%	Foreign Large Value Funds 5.7%
Foreign Small Mid Growth Funds 0.0%†	Foreign Small Mid Growth Funds 0.0%†
Foreign Small Mid Value Funds 2.3%	Foreign Small Mid Value Funds 3.0%
Other 4.9%	Other 5.7%
Sector Funds 1.4%	Sector Funds 1.2%
Short-Term Investments and Net Other Assets (Liabilities) 2.4%	Short-Term Investments and Net Other Assets (Liabilities) 1.1%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 25.2%
	Shares	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
Denso Corp.	340,700	$ 11,418,393
GKN PLC	1,580,164	5,356,850
Nokian Tyres PLC	49,914	1,964,443
Pirelli & C SpA	211,905	2,332,173
		21,071,859
Automobiles - 0.5%
Great Wall Motor Co. Ltd. (H Shares)	773,500	1,747,268
Honda Motor Co. Ltd.	917,000	29,215,927
Hyundai Motor Co.	30,866	6,547,312
Tata Motors Ltd.	762,548	3,223,432
Toyota Motor Corp.	527,000	20,956,210
		61,690,149
Distributors - 0.1%
CFAO SA	20,920	980,955
Li & Fung Ltd.	4,494,000	7,300,769
		8,281,724
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	1,561,304	17,576,936
InterContinental Hotel Group PLC	149,465	3,811,238
Paddy Power PLC (Ireland)	18,550	1,311,269
Sands China Ltd.	2,500,000	8,831,929
Whitbread PLC	191,403	6,473,480
		38,004,852
Household Durables - 0.1%
ARNEST ONE Corp.	24,600	362,085
Berkeley Group Holdings PLC (a)	147,336	3,378,201
JM AB (B Shares)	44,731	768,348
		4,508,634
Internet & Catalog Retail - 0.0%
Ocado Group PLC (a)	631,740	606,881
Leisure Equipment & Products - 0.1%
Nikon Corp.	251,600	6,984,130
Sankyo Co. Ltd. (Gunma)	165,900	7,683,344
		14,667,474
Media - 0.8%
BEC World PCL (For. Reg.)	519,300	862,735
Fuji Media Holdings, Inc.	4,082	6,365,060
ITV PLC	1,719,436	2,274,262
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Naspers Ltd. Class N	53,177	$ 3,094,556
Nippon Television Network Corp.	85,790	11,877,052
Pearson PLC	991,916	18,817,591
PT Media Nusantara Citra Tbk	3,682,500	820,695
Publicis Groupe SA	153,388	7,961,315
Reed Elsevier NV	2,276,098	29,716,653
Rightmove PLC	46,300	1,182,161
Schibsted ASA (B Shares)	40,231	1,438,371
T4F Entretenimento SA	95,000	813,858
UBM PLC	237,596	2,542,778
		87,767,087
Multiline Retail - 0.0%
Dollarama, Inc.	28,898	1,738,424
Specialty Retail - 0.3%
Cia.Hering SA	100,700	2,200,131
Dunelm Group PLC	172,382	1,614,929
Esprit Holdings Ltd.	2,139,600	3,271,766
Fast Retailing Co. Ltd.	19,600	4,587,954
Foschini Ltd.	81,224	1,304,920
H&M Hennes & Mauritz AB (B Shares)	200,450	7,252,547
Inditex SA	65,097	7,238,923
Nitori Holdings Co. Ltd.	42,550	4,266,679
Sa Sa International Holdings Ltd.	1,134,000	741,286
United Arrows Ltd.	25,600	745,638
USS Co. Ltd.	51,060	5,505,798
		38,730,571
Textiles, Apparel & Luxury Goods - 0.2%
Christian Dior SA	43,372	6,186,344
Gerry Weber International AG (Bearer)	33,066	1,336,300
LVMH Moet Hennessy - Louis Vuitton SA	54,430	8,886,375
Yue Yuen Industrial (Holdings) Ltd.	2,855,000	8,245,541
		24,654,560
TOTAL CONSUMER DISCRETIONARY		301,722,215
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Diageo PLC	423,659	11,580,480
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV (Bearer)	687,879	$ 38,134,316
Ito En Ltd.	95,800	1,908,701
		51,623,497
Food & Staples Retailing - 0.5%
Ain Pharmaciez, Inc.	11,600	787,678
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	105,047	5,343,197
Bim Birlesik Magazalar A/S JSC	24,356	1,000,776
C.P. ALL PCL (For. Reg.)	1,076,000	1,186,006
Colruyt NV	21,825	1,036,156
Cosmos Pharmaceutical Corp.	2,100	179,433
FamilyMart Co. Ltd.	58,200	2,811,908
Lawson, Inc.	319,700	24,514,805
Metro, Inc. Class A (sub. vtg.)	53,082	3,083,414
Sundrug Co. Ltd.	15,800	575,315
Tesco PLC	3,962,242	21,177,007
Tsuruha Holdings, Inc.	9,000	587,287
		62,282,982
Food Products - 1.0%
Danone SA	608,837	37,945,151
M. Dias Branco SA	145,000	4,500,222
Nestle SA	893,836	55,566,321
Tiger Brands Ltd.	53,631	1,767,276
Unilever NV (Certificaten Van Aandelen) (Bearer)	298,008	10,393,117
Viscofan Envolturas Celulosicas SA	25,933	1,148,498
		111,320,585
Household Products - 0.2%
Reckitt Benckiser Group PLC	460,748	26,044,914
Personal Products - 0.3%
Kao Corp.	666,100	20,162,566
Kobayashi Pharmaceutical Co. Ltd.	117,000	6,262,025
Kose Corp.	137,400	3,199,348
L'Oreal SA	33,356	4,100,699
		33,724,638
Tobacco - 0.9%
British American Tobacco PLC (United Kingdom)	794,160	41,621,141
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	1,143,900	$ 34,684,455
KT&G Corp.	315,543	23,906,683
		100,212,279
TOTAL CONSUMER STAPLES		385,208,895
ENERGY - 2.1%
Energy Equipment & Services - 0.4%
AMEC PLC	432,311	7,612,675
Fred Olsen Energy ASA	12,010	509,798
Fugro NV (Certificaten Van Aandelen) unit	34,817	2,118,259
John Wood Group PLC	195,548	2,547,660
Petrofac Ltd.	423,608	10,102,842
Precision Drilling Corp. (a)	259,902	1,922,075
Schoeller-Bleckmann Oilfield Equipment AG	4,678	446,948
Technip SA	148,228	15,612,584
Tecnicas Reunidas SA	277,712	12,417,834
		53,290,675
Oil, Gas & Consumable Fuels - 1.7%
BG Group PLC	909,634	18,603,387
BP PLC	5,199,152	36,469,567
Cairn Energy PLC	1,516,693	6,911,766
Cenovus Energy, Inc.	94,020	3,080,747
CNOOC Ltd.	8,100,000	15,407,984
Ecopetrol SA	1,543,927	4,460,801
INPEX Corp.	1,444	8,260,414
Peyto Exploration & Development Corp.	144,183	2,988,241
Reliance Industries Ltd.:
GDR (d)	121,142	3,313,234
GDR (Reg. S) (d)	43,600	1,192,460
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,439,020	50,343,240
Class B (United Kingdom)	302,669	10,919,282
StatoilHydro ASA	377,377	9,649,331
Total SA	375,590	18,725,689
Tullow Oil PLC	120,266	2,602,844
		192,928,987
TOTAL ENERGY		246,219,662
Common Stocks - continued
	Shares	Value
FINANCIALS - 5.2%
Capital Markets - 0.3%
Ashmore Group PLC	451,801	$ 2,360,220
Azimut Holding SpA	45,132	479,114
Cetip SA - Mercados Organizado	79,744	1,025,331
CI Financial Corp.	104,418	2,349,471
Daiwa Securities Group, Inc.	1,820,000	6,622,557
Julius Baer Group Ltd.	253,626	8,333,767
Jupiter Fund Management PLC	255,987	916,181
Partners Group Holding AG	13,491	2,597,304
UBS AG	861,431	9,611,332
Value Partners Group Ltd.	1,232,000	524,191
		34,819,468
Commercial Banks - 2.5%
Banco Santander SA (Spain)	1,688,236	12,013,217
Bank of Yokohama Ltd.	99,000	460,247
Barclays PLC	8,517,913	24,789,970
BNP Paribas SA	758,041	32,946,947
BOC Hong Kong (Holdings) Ltd.	2,008,500	6,357,529
Chiba Bank Ltd.	453,000	2,629,934
China Construction Bank Corp. (H Shares)	5,301,000	3,485,724
DBS Group Holdings Ltd.	704,000	8,161,091
DnB NOR ASA	675,489	7,762,701
Guaranty Trust Bank PLC GDR (Reg. S)	189,394	1,070,076
Hana Financial Group, Inc.	69,250	2,070,556
HDFC Bank Ltd. sponsored ADR	109,195	3,666,768
HSBC Holdings PLC:
(Hong Kong)	2,131,600	18,595,265
(United Kingdom)	2,894,851	25,217,898
ICICI Bank Ltd. sponsored ADR	85,370	2,777,086
IndusInd Bank Ltd.	104,334	603,437
Itau Unibanco Banco Multiplo SA sponsored ADR	575,410	9,097,232
Joyo Bank Ltd.	641,000	3,088,086
Jyske Bank A/S (Reg.) (a)	45,907	1,313,477
Kasikornbank PCL (For. Reg.)	528,400	2,853,022
Komercni Banka A/S	12,423	2,410,134
Mitsubishi UFJ Financial Group, Inc.	1,303,300	5,957,643
PT Bank Mandiri (Persero) Tbk	3,833,500	3,135,959
PT Bank Rakyat Indonesia Tbk	6,680,500	4,869,384
Sapporo Hokuyo Holdings, Inc.	590,900	1,515,200
Siam Commercial Bank PCL (For. Reg.)	717,600	3,438,978
Skandinaviska Enskilda Banken AB (A Shares)	1,105,802	8,466,093
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	758,501	$ 16,759,029
Sumitomo Mitsui Financial Group, Inc.	1,143,200	35,605,934
Sydbank A/S (a)	73,756	1,256,211
The Hachijuni Bank Ltd.	443,000	2,441,106
The Suruga Bank Ltd.	76,000	877,468
Turkiye Halk Bankasi A/S	234,700	2,115,809
UniCredit SpA (a)	1,490,460	5,901,557
Unione di Banche Italiane SCPA	249,286	836,557
Westpac Banking Corp.	731,345	18,715,942
Yes Bank Ltd.	151,649	897,877
		284,161,144
Consumer Finance - 0.0%
Aeon Credit Service Co. Ltd.	259,000	4,990,954
Diversified Financial Services - 0.4%
Bolsas Y Mercados Espanoles	30,362	691,991
CRISIL Ltd.	14,442	239,291
Deutsche Boerse AG	205,154	10,561,688
FirstRand Ltd.	992,330	3,241,635
IG Group Holdings PLC	213,771	1,461,273
ING Groep NV (Certificaten Van Aandelen) (a)	2,182,248	16,637,963
Inversiones La Construccion SA	35,716	543,902
ORIX Corp.	95,940	8,927,268
		42,305,011
Insurance - 1.5%
AIA Group Ltd.	4,961,600	17,048,413
Amlin PLC	735,879	4,505,603
Aviva PLC	2,667,287	13,824,272
AXA SA	1,468,426	21,258,811
Catlin Group Ltd.	419,451	3,054,392
Delta Lloyd NV	163,390	2,251,383
Euler Hermes SA	29,242	1,811,444
Hiscox Ltd.	1,532,072	11,304,759
Jardine Lloyd Thompson Group PLC	322,686	3,935,055
Lancashire Holdings Ltd.	181,701	2,310,997
Munich Re Group AG	76,545	11,331,956
Prudential PLC	372,488	4,653,059
RenaissanceRe Holdings Ltd.	53,932	4,166,247
Samsung Fire & Marine Insurance Co. Ltd.	8,680	1,791,444
Sony Financial Holdings, Inc.	1,230,500	20,416,507
St. James's Place Capital PLC	151,717	837,623
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Swiss Re Ltd.	369,212	$ 23,145,845
Zurich Financial Services AG	100,114	24,066,370
		171,714,180
Real Estate Investment Trusts - 0.1%
Derwent London PLC	57,768	1,758,405
Unibail-Rodamco	27,637	5,636,629
		7,395,034
Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	159,800	1,991,694
BR Properties SA	135,900	1,653,643
Brookfield Asset Management, Inc.	222,051	7,667,421
China Overseas Land & Investment Ltd.	1,348,000	3,045,012
Daito Trust Construction Co. Ltd.	27,900	2,731,831
Deutsche Wohnen AG	462,648	7,826,806
Global Logistic Properties Ltd.	1,814,000	3,449,001
GSW Immobilien AG	272,027	9,696,689
Hang Lung Properties Ltd.	1,820,000	6,218,452
Oberoi Realty Ltd. (a)	110,136	453,735
Parque Arauco SA	876,593	1,642,688
PT Alam Sutera Realty Tbk	9,190,500	424,104
SM Prime Holdings, Inc.	3,425,100	1,138,177
Tag Immobilien AG	264,578	2,522,187
		50,461,440
TOTAL FINANCIALS		595,847,231
HEALTH CARE - 2.5%
Biotechnology - 0.0%
Abcam PLC	255,305	1,651,948
Health Care Equipment & Supplies - 0.2%
Cochlear Ltd.	24,381	1,697,754
Coloplast A/S Series B	19,439	3,881,795
Getinge AB (B Shares)	171,900	5,121,541
Nihon Kohden Corp.	110,900	3,771,227
Sonova Holding AG Class B	48,916	4,534,478
William Demant Holding A/S (a)	32,825	2,831,389
		21,838,184
Health Care Providers & Services - 0.2%
Diagnosticos da America SA	624,500	3,941,004
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius SE	36,567	$ 3,901,209
Life Healthcare Group Holdings Ltd.	331,143	1,257,106
Miraca Holdings, Inc.	210,000	9,432,595
Odontoprev SA	144,100	780,876
Qualicorp SA (a)	64,900	637,842
Ship Healthcare Holdings, Inc.	33,800	987,320
		20,937,952
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	39,600	571,824
Pharmaceuticals - 2.1%
Aspen Pharmacare Holdings Ltd.	160,688	2,744,298
Bayer AG	676,039	52,439,349
Celltrion, Inc.	75,795	2,015,559
CFR Pharmaceuticals SA	4,065,753	998,936
GlaxoSmithKline PLC	814,308	18,457,236
Hisamitsu Pharmaceutical Co., Inc.	60,000	3,202,205
Ipca Laboratories Ltd.	86,232	685,275
Lupin Ltd.	124,251	1,327,209
Novartis AG	712,084	41,992,036
PT Kalbe Farma Tbk	3,470,500	1,410,406
Roche Holding AG (participation certificate)	313,982	57,159,392
Sanofi SA	510,019	41,719,495
Santen Pharmaceutical Co. Ltd.	446,400	19,554,918
Shire PLC	74,994	2,270,328
Sun Pharmaceutical Industries Ltd.	175,248	2,109,604
		248,086,246
TOTAL HEALTH CARE		293,086,154
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.3%
Cobham PLC	2,256,257	7,856,637
Meggitt PLC	320,829	2,013,261
MTU Aero Engines Holdings AG	33,707	2,572,206
Rolls-Royce Group PLC	1,761,205	22,959,506
Zodiac Aerospace	16,970	1,618,368
		37,019,978
Air Freight & Logistics - 0.4%
Deutsche Post AG	715,300	13,895,933
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV	2,166,467	$ 7,763,474
Yamato Holdings Co. Ltd.	1,369,800	22,823,470
		44,482,877
Airlines - 0.2%
Copa Holdings SA Class A	20,086	1,559,276
Norwegian Air Shuttle A/S (a)	46,843	872,949
Ryanair Holdings PLC sponsored ADR (a)	285,500	8,861,920
Singapore Airlines Ltd.	1,399,000	11,952,948
		23,247,093
Building Products - 0.1%
Geberit AG (Reg.)	42,801	9,024,658
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	317,224	4,719,708
Brambles Ltd.	400,473	2,817,629
RPS Group PLC	175,269	675,436
Valid Solucoes SA	37,700	650,032
		8,862,805
Construction & Engineering - 0.4%
Balfour Beatty PLC	2,764,118	12,306,769
JGC Corp.	1,145,000	35,466,418
VINCI SA	38,965	1,695,262
		49,468,449
Electrical Equipment - 0.3%
Legrand SA	733,423	25,345,672
Schneider Electric SA	210,935	13,321,418
		38,667,090
Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	120,218	2,918,538
Hutchison Whampoa Ltd.	821,000	7,182,209
Keppel Corp. Ltd.	1,265,000	11,356,077
SembCorp Industries Ltd.	900,000	4,079,422
Siemens AG	389,444	36,759,956
		62,296,202
Machinery - 0.6%
Andritz AG	60,906	3,142,059
Atlas Copco AB (A Shares)	240,655	5,385,683
Burckhardt Compression Holding AG	152	41,395
Fanuc Corp.	13,100	2,152,478
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Glory Ltd.	464,000	$ 10,369,816
Haitian International Holdings Ltd.	533,000	538,089
Hyundai Heavy Industries Co. Ltd.	23,618	4,822,383
Joy Global, Inc.	160,360	8,560,017
Kone Oyj (B Shares)	36,733	2,247,765
Pfeiffer Vacuum Technology AG	4,486	445,757
PT United Tractors Tbk	1,172,000	2,464,463
Rotork PLC	47,950	1,673,500
Schindler Holding AG (participation certificate)	110,828	13,059,757
SembCorp Marine Ltd.	3,101,000	12,438,829
Sinotruk Hong Kong Ltd.	2,979,000	1,547,892
SMC Corp.	17,900	2,823,048
Spirax-Sarco Engineering PLC	33,595	1,050,340
		72,763,271
Professional Services - 0.1%
Experian PLC	186,539	2,973,807
Michael Page International PLC	1,306,868	7,520,200
SGS SA (Reg.)	1,152	2,324,031
		12,818,038
Road & Rail - 0.1%
Canadian National Railway Co.	44,404	4,063,141
East Japan Railway Co.	89,200	5,988,377
		10,051,518
Trading Companies & Distributors - 0.2%
Brenntag AG	56,869	6,777,451
Bunzl PLC	695,942	12,420,779
Mitsubishi Corp.	340,200	6,299,089
		25,497,319
Transportation Infrastructure - 0.1%
CCR SA	305,400	2,744,222
China Merchant Holdings International Co. Ltd.	964,000	2,765,490
International Container Terminal Services, Inc.	351,030	570,747
		6,080,459
TOTAL INDUSTRIALS		400,279,757
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Axis Communications AB	20,752	496,692
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp.	963,648	$ 2,718,122
Telefonaktiebolaget LM Ericsson (B Shares)	2,456,031	22,930,914
		26,145,728
Computers & Peripherals - 0.1%
ASUSTeK Computer, Inc.	183,000	1,830,796
ASUSTeK Computer, Inc. GDR (Reg. S)	63,673	3,154,997
Gemalto NV	43,230	3,426,149
Lenovo Group Ltd.	4,892,000	3,973,672
		12,385,614
Electronic Equipment & Components - 0.2%
China High Precision Automation Group Ltd.	1,073,000	171,548
Halma PLC	997,256	6,436,899
Hirose Electric Co. Ltd.	36,500	3,800,121
HLS Systems International Ltd. (a)	67,474	634,256
Oxford Instruments PLC	28,851	599,667
Spectris PLC	154,801	4,249,895
Venture Corp. Ltd.	427,000	2,658,259
		18,550,645
Internet Software & Services - 0.1%
Moneysupermarket.com Group PLC	517,798	1,109,951
Yahoo! Japan Corp.	16,225	5,600,986
		6,710,937
IT Services - 0.4%
Amadeus IT Holding SA Class A	703,753	15,720,806
Cielo SA	75,120	2,220,775
Cognizant Technology Solutions Corp. Class A (a)	70,410	4,525,955
Computershare Ltd.	472,030	4,096,493
Nomura Research Institute Ltd.	591,700	12,411,219
Obic Co. Ltd.	26,860	5,669,448
Sonda SA	259,019	736,171
Tata Consultancy Services Ltd.	148,491	3,593,602
		48,974,469
Office Electronics - 0.2%
Canon, Inc.	269,900	8,996,378
Konica Minolta Holdings, Inc.	646,600	4,817,449
Neopost SA	116,755	6,235,439
		20,049,266
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Aixtron AG	74,470	$ 1,093,604
ARM Holdings PLC	247,607	2,250,163
ASM International NV (Netherlands)	72,157	2,541,254
ASML Holding NV (Netherlands)	122,082	6,927,684
Samsung Electronics Co. Ltd.	12,766	13,883,070
Spreadtrum Communications, Inc. ADR	42,112	832,133
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,084,331	15,939,666
Tokyo Electron Ltd.	168,700	7,969,899
		51,437,473
Software - 0.2%
Check Point Software Technologies Ltd. (a)	47,564	2,192,225
Dassault Systemes SA	57,175	5,552,535
Nexon Co. Ltd.	90,500	1,308,295
Nintendo Co. Ltd.	35,600	4,015,271
SAP AG	197,768	12,993,624
SimCorp A/S	4,580	788,569
		26,850,519
TOTAL INFORMATION TECHNOLOGY		211,104,651
MATERIALS - 2.1%
Chemicals - 1.4%
Air Liquide SA	70,305	8,272,592
Akzo Nobel NV	695,140	40,062,584
Arkema SA	55,358	4,712,511
BASF AG	51,751	4,023,362
China BlueChemical Ltd. (H Shares)	2,232,000	1,286,372
Chugoku Marine Paints Ltd.	346,000	1,649,126
Croda International PLC	35,091	1,312,745
Elementis PLC	339,189	1,185,956
Givaudan SA	23,292	21,981,871
HEXPOL AB (B Shares)	22,255	841,847
Johnson Matthey PLC	92,346	3,520,625
Linde AG	217,078	34,198,349
Nippon Paint Co. Ltd.	376,000	3,232,654
Nufarm Ltd.	971,368	5,870,878
Shin-Etsu Chemical Co., Ltd.	299,855	16,102,238
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	37,413	2,306,137
Symrise AG	281,139	9,517,592
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Syngenta AG (Switzerland)	11,830	$ 3,994,120
Victrex PLC	62,828	1,338,799
		165,410,358
Containers & Packaging - 0.2%
Rexam PLC	1,813,580	12,204,139
Smurfit Kappa Group PLC	1,156,774	9,559,286
		21,763,425
Metals & Mining - 0.5%
Eurasian Natural Resources Corp. PLC	637,498	3,055,986
Glencore International PLC	1,476,901	9,029,797
Grupo Mexico SA de CV Series B	432,500	1,281,404
Iluka Resources Ltd.	1,057,756	10,053,950
Newcrest Mining Ltd.	168,302	4,286,172
Rio Tinto PLC	604,219	26,379,731
Sumitomo Metal Industries Ltd.	1,134,000	1,616,806
Vale SA sponsored ADR	226,010	3,699,784
		59,403,630
TOTAL MATERIALS		246,577,413
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	1,193,000	1,355,125
China Unicom Ltd.	5,329,000	8,448,652
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,240,000	1,587,426
Koninklijke KPN NV	285,397	2,448,191
TDC A/S	602,682	4,013,370
Telecom Italia SpA	2,040,866	1,896,167
Telenor ASA	313,244	5,723,992
Telstra Corp. Ltd.	1,947,495	7,746,410
Vivendi SA	101,311	1,986,618
		35,205,951
Wireless Telecommunication Services - 1.2%
Advanced Info Service PCL (For. Reg.)	431,000	2,988,083
China Mobile Ltd.	363,500	3,890,803
Empresa Nacional de Telecomunicaciones SA (ENTEL)	102,524	1,974,612
KDDI Corp.	8,509	61,040,861
NTT DoCoMo, Inc.	6,145	10,468,595
SmarTone Telecommunications Holdings Ltd.	799,500	1,704,979
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Softbank Corp.	135,600	$ 5,545,579
TIM Participacoes SA sponsored ADR	147,944	2,886,387
Vodafone Group PLC	17,969,531	51,823,298
		142,323,197
TOTAL TELECOMMUNICATION SERVICES		177,529,148
UTILITIES - 0.6%
Electric Utilities - 0.2%
Ceske Energeticke Zavody A/S	179,686	7,053,835
Energias do Brasil SA	710,400	4,539,085
Red Electrica Corporacion SA	91,204	3,948,538
Scottish & Southern Energy PLC	333,854	7,251,906
		22,793,364
Gas Utilities - 0.3%
China Resources Gas Group Ltd.	492,000	968,021
Enagas SA	672,201	12,483,725
Snam Rete Gas SpA	1,813,469	7,627,601
Tokyo Gas Co. Ltd.	1,735,000	9,596,620
		30,675,967
Independent Power Producers & Energy Traders - 0.0%
Tractebel Energia SA	236,500	3,933,317
Multi-Utilities - 0.1%
GDF Suez	249,432	6,141,374
Suez Environnement SA	254,571	2,852,977
		8,994,351
TOTAL UTILITIES		66,396,999
TOTAL COMMON STOCKS (Cost $2,931,055,728)		2,923,972,125
Nonconvertible Preferred Stocks - 0.2%

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	194,953	14,734,782
Nonconvertible Preferred Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	12,049,658	$ 9,529,365
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,986,518)		24,264,147
Equity Funds - 72.2%

Europe Stock Funds - 0.0%
Henderson European Focus Fund Class A	38	873
Foreign Large Blend Funds - 52.5%
American EuroPacific Growth Fund Class F-1	4,788,928	182,458,170
Artisan International Value Fund Investor Class	18,847,573	527,543,569
Fidelity Diversified International Fund (c)	19,562,441	548,922,106
Fidelity International Discovery Fund (c)	23,135,583	710,031,051
GE Institutional International Equity Fund Service Class	7,074,823	72,021,695
Harbor International Fund Retirement Class	23,328,836	1,323,444,848
Henderson International Opportunities Fund Class A	13,478,676	263,642,895
iShares MSCI EAFE Index ETF	2,290,620	118,195,992
Litman Gregory Masters International Fund	18,914,947	251,190,497
Manning & Napier Fund, Inc. World Opportunities Series Class A	116,266,665	847,583,991
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	53,571,356	715,177,606
Neuberger Berman International Fund - Trust Class	373	6,856
Oakmark International Fund Class I	29,208,301	532,759,418
TOTAL FOREIGN LARGE BLEND FUNDS		6,092,978,694
Foreign Large Growth Funds - 10.0%
AIM International Growth Fund Class A	3,761,312	103,097,555
Fidelity Canada Fund (c)	2,027,390	106,620,445
Fidelity International Capital Appreciation Fund (c)	4,866,275	61,412,396
Scout International Fund	12,790,641	390,242,448
T. Rowe Price International Stock Fund Advisor Class	2,616,374	34,745,449
Thornburg International Value Fund Class A	18,457,466	468,819,626
TOTAL FOREIGN LARGE GROWTH FUNDS		1,164,937,919
Equity Funds - continued
	Shares	Value
Foreign Large Value Funds - 1.1%
Pear Tree Polaris Freign Value Fund - Ordinary Class	9,413,280	$ 126,326,223
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	1,273
Foreign Small Mid Value Funds - 2.3%
Third Avenue International Value Fund	17,055,007	262,476,553
Sector Funds - 1.4%
ING International Real Estate Fund Class A	15,628,590	130,967,582
SPDR DJ Wilshire International Real Estate ETF	706,300	27,249,054
TOTAL SECTOR FUNDS		158,216,636
Other - 4.9%
Fidelity Japan Fund (c)	16,172,606	151,213,870
Fidelity Japan Smaller Companies Fund (c)	6,307,574	56,705,089
iShares MSCI Australia Index ETF	3,709,700	87,066,659
iShares MSCI Japan Index ETF	25,392,200	230,053,332
Lazard Emerging Markets Equity Portfolio Open Shares	56	1,066
Matthews Pacific Tiger Fund Class I	15,358	338,494
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,520,260
SSgA Emerging Markets Fund	50	930
Wintergreen Fund (a)	2,541,069	36,591,391
TOTAL OTHER		568,491,091
TOTAL EQUITY FUNDS (Cost $8,011,004,114)		8,373,429,262
Money Market Funds - 2.2%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $257,547,938)	257,547,938	257,547,938
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $11,225,594,298)		11,579,213,472
NET OTHER ASSETS (LIABILITIES) - 0.2%		21,329,454
NET ASSETS - 100%		$ 11,600,542,926
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,747 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	$ 128,273,475	$ (329,799)

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,505,694 or 0.0% of net assets.

Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 131,113,064	$ -	$ 20,741,698	$ -	$ 106,620,445
Fidelity Diversified International Fund	486,092,992	66,129,575	-	-	548,922,106
Fidelity International Capital Appreciation Fund	62,580,302	-	-	-	61,412,396
Fidelity International Discovery Fund	708,180,205	-	-	-	710,031,051
Fidelity Japan Fund	162,372,969	-	-	-	151,213,870
Fidelity Japan Smaller Companies Fund	55,885,104	-	-	-	56,705,089
Total	$ 1,606,224,636	$ 66,129,575	$ 20,741,698	$ -	$ 1,634,904,957
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 301,722,215	$ 165,901,684	$ 135,820,531	$ -
Consumer Staples	399,943,677	240,675,418	159,268,259	-
Energy	246,219,662	96,444,155	149,775,507	-
Financials	595,847,231	373,636,083	222,211,148	-
Health Care	293,086,154	151,698,794	141,387,360	-
Industrials	400,279,757	277,597,105	122,682,652	-
Information Technology	211,104,651	107,429,926	103,503,177	171,548
Materials	246,577,413	193,602,738	52,974,675	-
Telecommuni- cation Services	187,058,513	34,415,193	152,643,320	-
Utilities	66,396,999	56,800,379	9,596,620	-
Equity Funds	8,373,429,262	8,373,429,262	-	-
Money Market Funds	257,547,938	257,547,938	-	-
Total Investments in Securities:	$ 11,579,213,472	$ 10,329,178,675	$ 1,249,863,249	$ 171,548
Derivative Instruments:
Liabilities
Futures Contracts	$ (329,799)	$ (329,799)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 420,855,034
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (329,799)
Total Value of Derivatives	$ -	$ (329,799)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,662,468,087)	$ 9,944,308,515
Affiliated issuers (cost $1,563,126,211)	1,634,904,957
Total Investments (cost $11,225,594,298)		$ 11,579,213,472
Segregated cash with broker for futures contracts		7,337,400
Foreign currency held at value (cost $510,222)		510,681
Receivable for investments sold		10,672,111
Receivable for fund shares sold		9,973,653
Dividends receivable		8,624,578
Receivable for daily variation margin on futures contracts		1,083,140
Prepaid expenses		67,185
Other receivables		65,504
Total assets		11,617,547,724

Liabilities
Payable for investments purchased	$ 7,421,771
Payable for fund shares redeemed	7,675,629
Accrued management fee	1,008,246
Other affiliated payables	636,068
Other payables and accrued expenses	263,084
Total liabilities		17,004,798

Net Assets		$ 11,600,542,926
Net Assets consist of:
Paid in capital		$ 11,338,328,715
Undistributed net investment income		81,642,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(172,638,990)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		353,210,320
Net Assets, for 1,399,595,885 shares outstanding		$ 11,600,542,926
Net Asset Value, offering price and redemption price per share ($11,600,542,926 ÷ 1,399,595,885 shares)		$ 8.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 96,898,237
Interest		825
Income before foreign taxes withheld		96,899,062
Less foreign taxes withheld		(5,329,145)
Total income		91,569,917

Expenses
Management fee	$ 20,105,828
Transfer agent fees	2,858,726
Accounting fees and expenses	916,639
Custodian fees and expenses	271,137
Independent trustees' compensation	73,395
Registration fees	136,677
Audit	41,984
Legal	54,919
Miscellaneous	122,657
Total expenses before reductions	24,581,962
Expense reductions	(14,714,971)	9,866,991
Net investment income (loss)		81,702,926
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $74,374)	(63,848,760)
Affiliated issuers	(430,712)
Foreign currency transactions	(706,484)
Futures contracts	(2,998,823)
Total net realized gain (loss)		(67,984,779)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $44,024)	(290,203,878)
Assets and liabilities in foreign currencies	(72,930)
Futures contracts	(329,799)
Total change in net unrealized appreciation (depreciation)		(290,606,607)
Net gain (loss)		(358,591,386)
Net increase (decrease) in net assets resulting from operations		$ (276,888,460)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,702,926	$ 193,409,781
Net realized gain (loss)	(67,984,779)	150,780,673
Change in net unrealized appreciation (depreciation)	(290,606,607)	(987,571,067)
Net increase (decrease) in net assets resulting from operations	(276,888,460)	(643,380,613)
Distributions to shareholders from net investment income	(9,698,789)	(178,774,665)
Distributions to shareholders from net realized gain	(19,397,576)	(213,705,661)
Total distributions	(29,096,365)	(392,480,326)
Share transactions Proceeds from sales of shares	1,597,715,635	3,682,060,004
Reinvestment of distributions	29,040,964	391,727,743
Cost of shares redeemed	(1,873,401,051)	(2,213,546,556)
Net increase (decrease) in net assets resulting from share transactions	(246,644,452)	1,860,241,191
Total increase (decrease) in net assets	(552,629,277)	824,380,252

Net Assets
Beginning of period	12,153,172,203	11,328,791,951
End of period (including undistributed net investment income of $81,642,881 and undistributed net investment income of $9,638,744, respectively)	$ 11,600,542,926	$ 12,153,172,203
Other Information Shares
Sold	198,190,704	432,245,533
Issued in reinvestment of distributions	3,524,389	50,728,332
Redeemed	(228,242,009)	(262,626,007)
Net increase (decrease)	(26,526,916)	220,347,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.52	$ 9.40	$ 7.84	$ 5.16	$ 10.74	$ 11.34
Income from Investment Operations
Net investment income (loss) D	.06	.15	.15	.18	.19	.22
Net realized and unrealized gain (loss)	(.27)	(.74)	1.54	2.67	(5.14)	.08
Total from investment operations	(.21)	(.59)	1.69	2.85	(4.95)	.30
Distributions from net investment income	(.01)	(.13)	(.12)	(.12)	(.14)	(.18)
Distributions from net realized gain	(.01)	(.16)	(.02)	(.06)	(.49)	(.72)
Total distributions	(.02)	(.29)	(.13) J	(.17) I	(.63)	(.90)
Net asset value, end of period	$ 8.29	$ 8.52	$ 9.40	$ 7.84	$ 5.16	$ 10.74
Total Return B, C	(2.45)%	(6.00)%	21.66%	55.24%	(48.57)%	2.17%
Ratios to Average Net Assets E
Expenses before reductions	.43% A	.39%	.28%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.18% A	.14%	.03%	.00%	.00%	.00%
Expenses net of all reductions	.17% A	.14%	.03%	.00%	.00%	.00%
Net investment income (loss)	1.42% A	1.71%	1.72%	2.32%	2.44%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,600,543	$ 12,153,172	$ 11,328,792	$ 4,333,999	$ 695,499	$ 504,763
Portfolio turnover rate F	23% A	18% G	15% G	9%	18%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. F Amounts do not include the portfolio activity of any Underlying Funds. G Portfolio turnover rate excludes securities received or delivered in-kind. H For the year ended February 29. I Total distributions of $.17 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.055 per share. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.017 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 , including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency Translation - continued

transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 808,460,106
Gross unrealized depreciation	(490,453,447)
Net unrealized appreciation (depreciation) on securities and other investments	$ 318,006,659

Tax cost	$ 11,261,206,813

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(2,998,823) and a change in net unrealized appreciation (depreciation) of $(329,799) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,333,247,436 and $1,690,866,959, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services (MFS) and William Blair & Company, L.L.C. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,172 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $14,409,469.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period this reimbursement reduced the Fund's expenses by $12,420.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $292,844 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $238.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Japan Fund	37%
Fidelity Japan Smaller Companies Fund	21%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Fund

On March 1, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to amend each of the fund's sub-advisory agreements (the Amended Sub-Advisory Agreements) with Causeway Capital Management LLC, Massachusetts Financial Services Company, and William Blair & Company, L.L.C. (each, a Sub-Adviser and collectively, the Sub-Advisers) to allow the fees payable to each Sub-Adviser to be calculated with reference to the total assets of all registered investment companies managed by Strategic Advisers, Inc. (Strategic Advisers) and sub-advised by the relevant Sub-Adviser pursuant to a particular investment strategy. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. The Board considered that the fees to be paid to each Sub-Adviser under each Amended Sub-Advisory Agreement would be equal to or lower than the fees payable under each Sub-Adviser's current agreement. The Board also considered that the amendment involves no changes in (i) the investment process or strategies employed in the management of the fund's assets or (ii) the nature or level of services provided under each Sub-Adviser's current sub-advisory agreement.

Because each Amended Sub-Advisory Agreement contains the potential for lower fees and includes terms identical to those contained in each Sub-Adviser's current sub-advisory agreement, the Board did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract with Strategic Advisers and the Amended Sub-Advisory Agreements with each Sub-Adviser and Pyramis Global Advisors, LLC, the Board will consider all factors it believes to be relevant, including: (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreements' fee structures bear a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreements should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Causeway Capital Management LLC

Massachusetts Financial Services Company

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SIT-USAN-1012
1.926370.101

Strategic Advisers® International Multi-Manager Fund

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 2, 2012 to August 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2012	Expenses Paid During Period
Actual	1.18%	$ 1,000.00	$ 995.00	$ 3.93 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.26	$ 6.01 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period May 2, 2012 to August 31, 2012). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
% of fund's net assets
Nestle SA	2.1
Vodafone Group PLC	1.8
Roche Holding AG (participation certificate)	1.8
KDDI Corp.	1.6
Bayer AG	1.5
Sanofi SA	1.5
British American Tobacco PLC (United Kingdom)	1.4
Royal Dutch Shell PLC Class A (United Kingdom)	1.4
BP PLC	1.3
Japan Tobacco, Inc.	1.1
15.5
Top Five Market Sectors as of August 31, 2012
(Stocks only)	% of fund's net assets
Financials	20.1
Consumer Staples	13.3
Industrials	12.6
Consumer Discretionary	10.3
Health Care	9.6
Geographic Diversification (% of fund's net assets)
As of August 31, 2012
United Kingdom 20.4%
Japan 19.5%
France 9.0%
Switzerland 9.0%
Germany 7.8%
Netherlands 4.9%
Australia 3.5%
United States of America 3.3%
Hong Kong 2.5%
Other 20.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of August 31, 2012
Stocks 97.0%
Foreign Large Blend Funds 0.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%

Asset allocations of equity funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.8%
Aisin Seiki Co. Ltd.	500	$ 15,985
Bridgestone Corp.	2,000	46,648
Continental AG	200	19,888
Denso Corp.	4,800	160,870
GKN PLC	18,033	61,133
Michelin CGDE Series B	200	14,352
Nokian Tyres PLC	750	29,517
Pirelli & C SpA	2,961	32,588
		380,981
Automobiles - 2.1%
Bayerische Motoren Werke AG (BMW)	700	50,767
Daihatsu Motor Co. Ltd.	1,000	16,410
Fuji Heavy Industries Ltd.	3,000	24,109
Great Wall Motor Co. Ltd. (H Shares)	11,000	24,848
Honda Motor Co. Ltd.	12,600	401,440
Hyundai Motor Co.	431	91,424
Nissan Motor Co. Ltd.	3,000	28,134
Tata Motors Ltd. sponsored ADR	2,150	45,408
Toyota Motor Corp.	8,800	349,933
		1,032,473
Distributors - 0.2%
CFAO SA	292	13,692
Li & Fung Ltd.	52,000	84,477
		98,169
Hotels, Restaurants & Leisure - 1.1%
Compass Group PLC	22,180	249,699
Galaxy Entertainment Group Ltd. (a)	8,000	22,744
InterContinental Hotel Group PLC	2,090	53,293
Paddy Power PLC (Ireland)	259	18,308
Sands China Ltd.	40,800	144,137
Whitbread PLC	2,179	73,696
William Hill PLC	3,600	17,166
		579,043
Household Durables - 0.2%
ARNEST ONE Corp.	800	11,775
Berkeley Group Holdings PLC (a)	2,060	47,233
JM AB (B Shares)	625	10,736
Sekisui House Ltd.	3,000	28,200
		97,944
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.1%
Ocado Group PLC (a)	8,830	$ 8,483
Rakuten, Inc.	2,600	25,137
		33,620
Leisure Equipment & Products - 0.3%
Nikon Corp.	3,500	97,156
Sankyo Co. Ltd. (Gunma)	800	37,050
		134,206
Media - 2.6%
BEC World PCL (For. Reg.)	7,300	12,128
British Sky Broadcasting Group PLC	3,200	38,667
Fuji Media Holdings, Inc.	62	96,677
ITV PLC	40,541	53,623
Naspers Ltd. Class N	743	43,238
Nippon Television Network Corp.	1,130	156,441
Pearson PLC	14,708	279,025
PT Media Nusantara Citra Tbk	51,500	11,477
Publicis Groupe SA	1,743	90,467
Reed Elsevier NV	29,419	384,093
Rightmove PLC	658	16,800
Schibsted ASA (B Shares)	562	20,093
T4F Entretenimento SA	1,300	11,137
UBM PLC	5,607	60,007
WPP PLC	1,600	20,730
		1,294,603
Multiline Retail - 0.2%
Dollarama, Inc.	410	24,664
Lifestyle International Holdings Ltd.	8,000	17,494
Next PLC	500	28,383
PPR SA	300	46,866
		117,407
Specialty Retail - 1.4%
Cia.Hering SA	1,400	30,588
Dunelm Group PLC	2,410	22,578
Esprit Holdings Ltd.	33,800	51,685
Fast Retailing Co. Ltd.	400	93,632
Foschini Ltd.	1,135	18,235
H&M Hennes & Mauritz AB (B Shares)	4,370	158,112
Inditex SA	1,238	137,668
Kingfisher PLC	2,600	11,378
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Nitori Holdings Co. Ltd.	600	$ 60,165
Sa Sa International Holdings Ltd.	16,000	10,459
United Arrows Ltd.	400	11,651
USS Co. Ltd.	790	85,186
Yamada Denki Co. Ltd.	300	14,483
		705,820
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	500	39,124
Burberry Group PLC	1,500	32,225
Christian Dior SA	807	115,106
Gerry Weber International AG (Bearer)	462	18,671
LVMH Moet Hennessy - Louis Vuitton SA	1,067	174,201
Swatch Group AG (Bearer)	70	28,654
Yue Yuen Industrial (Holdings) Ltd.	47,500	137,185
		545,166
TOTAL CONSUMER DISCRETIONARY		5,019,432
CONSUMER STAPLES - 12.8%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	300	25,240
Diageo PLC	9,923	271,240
Heineken NV (Bearer)	9,425	522,499
Ito En Ltd.	1,500	29,886
SABMiller PLC	1,600	70,615
Treasury Wine Estates Ltd.	10,800	52,777
		972,257
Food & Staples Retailing - 1.7%
Ain Pharmaciez, Inc.	200	13,581
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,469	74,720
Bim Birlesik Magazalar A/S JSC	340	13,970
C.P. ALL PCL (For. Reg.)	15,000	16,534
Colruyt NV	306	14,528
Cosmos Pharmaceutical Corp.	100	8,544
FamilyMart Co. Ltd.	800	38,652
Lawson, Inc.	4,500	345,063
Metro, Inc. Class A (sub. vtg.)	742	43,101
Sundrug Co. Ltd.	500	18,206
Tesco PLC	43,380	231,853
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tsuruha Holdings, Inc.	200	$ 13,051
Woolworths Ltd.	806	24,665
		856,468
Food Products - 4.0%
Ajinomoto Co., Inc.	1,000	15,257
Danone SA	8,273	515,606
M. Dias Branco SA	1,600	49,658
Nestle SA	16,704	1,038,419
Tiger Brands Ltd.	750	24,714
Unilever NV (Certificaten Van Aandelen) (Bearer)	7,543	263,064
Unilever PLC	2,300	82,662
Viscofan Envolturas Celulosicas SA	362	16,032
		2,005,412
Household Products - 0.7%
Reckitt Benckiser Group PLC	6,333	357,988
Svenska Cellulosa AB (SCA) (B Shares)	900	16,091
		374,079
Personal Products - 1.2%
Beiersdorf AG	200	14,339
Kao Corp.	10,800	326,911
Kobayashi Pharmaceutical Co. Ltd.	1,800	96,339
Kose Corp.	2,200	51,227
L'Oreal SA	841	103,390
		592,206
Tobacco - 3.2%
British American Tobacco PLC (United Kingdom)	13,676	716,746
Japan Tobacco, Inc.	18,400	557,911
KT&G Corp.	3,593	272,219
Swedish Match Co. AB	900	37,401
		1,584,277
TOTAL CONSUMER STAPLES		6,384,699
ENERGY - 8.1%
Energy Equipment & Services - 1.7%
Aker Solutions ASA	1,700	31,035
AMEC PLC	7,213	127,016
Fred Olsen Energy ASA	167	7,089
Fugro NV (Certificaten Van Aandelen) unit	486	29,568
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
John Wood Group PLC	2,734	$ 35,619
Petrofac Ltd.	4,563	108,825
Precision Drilling Corp. (a)	3,896	28,812
Saipem SpA	2,200	104,460
Schoeller-Bleckmann Oilfield Equipment AG	66	6,306
Technip SA	1,644	173,160
Tecnicas Reunidas SA	3,223	144,116
Transocean Ltd. (Switzerland)	770	37,262
WorleyParsons Ltd.	700	19,179
		852,447
Oil, Gas & Consumable Fuels - 6.4%
BG Group PLC	17,516	358,229
BP PLC	93,837	658,222
Cairn Energy PLC	21,961	100,079
Cenovus Energy, Inc.	1,070	35,061
CNOOC Ltd.	93,000	176,906
Ecopetrol SA	21,580	62,350
ENI SpA	5,900	130,182
INPEX Corp.	22	125,851
JX Holdings, Inc.	2,500	13,017
Oil Search Ltd. ADR	1,900	14,762
Ophir Energy PLC (a)	1,200	10,756
Origin Energy Ltd.	4,600	56,555
Peyto Exploration & Development Corp.	2,016	41,782
Reliance Industries Ltd. GDR (c)	1,877	51,336
Royal Dutch Shell PLC:
Class A (United Kingdom)	20,469	716,096
Class B (United Kingdom)	5,230	188,681
StatoilHydro ASA	5,272	134,802
Total SA	4,109	204,861
Tullow Oil PLC	3,881	83,994
		3,163,522
TOTAL ENERGY		4,015,969
FINANCIALS - 20.1%
Capital Markets - 1.2%
Ashmore Group PLC	6,311	32,969
Azimut Holding SpA	630	6,688
Cetip SA - Mercados Organizado	1,100	14,144
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
CI Financial Corp.	1,460	$ 32,851
Daiwa Securities Group, Inc.	28,000	101,886
Deutsche Bank AG	700	24,815
Investec PLC	2,300	13,710
Julius Baer Group Ltd.	3,277	107,677
Jupiter Fund Management PLC	3,585	12,831
Partners Group Holding AG	249	47,938
UBS AG	17,499	195,243
Value Partners Group Ltd.	17,000	7,233
		597,985
Commercial Banks - 9.8%
Australia & New Zealand Banking Group Ltd.	6,000	153,857
Banco Bilbao Vizcaya Argentaria SA	13,600	103,452
Banco Santander SA (Spain)	19,103	135,934
Bank of Yokohama Ltd.	2,000	9,298
Barclays PLC	126,807	369,051
BNP Paribas SA	12,261	532,903
BOC Hong Kong (Holdings) Ltd.	31,000	98,125
Chiba Bank Ltd.	7,000	40,639
China Construction Bank Corp. (H Shares)	60,000	39,454
Commonwealth Bank of Australia	2,600	147,042
Danske Bank A/S (a)	2,831	49,221
DBS Group Holdings Ltd.	13,000	150,702
DnB NOR ASA	10,256	117,862
First Gulf Bank PJSC	4,446	11,548
Guaranty Trust Bank PLC GDR (Reg. S)	2,528	14,283
Hana Financial Group, Inc.	970	29,003
HDFC Bank Ltd. sponsored ADR	2,236	75,085
HSBC Holdings PLC:
(Hong Kong)	23,200	202,388
(United Kingdom)	58,499	509,602
ICICI Bank Ltd. sponsored ADR	960	31,229
Intesa Sanpaolo SpA	17,053	26,812
Itau Unibanco Banco Multiplo SA sponsored ADR	6,510	102,923
Joyo Bank Ltd.	10,000	48,176
Jyske Bank A/S (Reg.) (a)	693	19,828
Kasikornbank PCL (For. Reg.)	7,400	39,955
KBC Groupe SA	1,500	32,612
Komercni Banka A/S	141	27,355
Lloyds Banking Group PLC (a)	100,000	52,772
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc.	36,500	$ 166,849
PT Bank Mandiri (Persero) Tbk	44,000	35,994
PT Bank Rakyat Indonesia Tbk	80,500	58,676
Sapporo Hokuyo Holdings, Inc.	9,200	23,591
Shinsei Bank Ltd.	9,000	10,508
Siam Commercial Bank PCL (For. Reg.)	8,200	39,297
Skandinaviska Enskilda Banken AB (A Shares)	12,097	92,615
Societe Generale Series A (a)	1,100	29,124
Standard Chartered PLC (United Kingdom)	9,853	217,701
Sumitomo Mitsui Financial Group, Inc.	17,300	538,823
Swedbank AB (A Shares)	800	14,001
Sydbank A/S (a)	1,121	19,093
The Hachijuni Bank Ltd.	7,000	38,573
The Suruga Bank Ltd.	2,000	23,091
Turkiye Halk Bankasi A/S	3,281	29,578
UniCredit SpA (a)	22,613	89,537
Unione di Banche Italiane SCPA	3,760	12,618
United Overseas Bank Ltd.	3,000	45,945
Westpac Banking Corp.	8,310	212,662
Wing Hang Bank Ltd.	2,000	17,741
		4,887,128
Consumer Finance - 0.1%
Aeon Credit Service Co. Ltd.	2,900	55,883
Credit Saison Co. Ltd.	600	14,102
		69,985
Diversified Financial Services - 1.2%
Bolsas Y Mercados Espanoles	425	9,686
Deutsche Boerse AG	2,444	125,821
FirstRand Ltd.	13,883	45,351
IG Group Holdings PLC	2,988	20,425
ING Groep NV (Certificaten Van Aandelen) (a)	28,002	213,494
Inversiones La Construccion SA	502	7,645
Mitsubishi UFJ Lease & Finance Co. Ltd.	280	12,107
ORIX Corp.	1,840	171,213
		605,742
Insurance - 5.3%
AEGON NV	10,100	51,845
AIA Group Ltd.	82,200	282,445
Allianz AG	1,100	120,745
Amlin PLC	10,772	65,954
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aviva PLC	27,303	$ 141,509
AXA SA	18,947	274,301
Catlin Group Ltd.	6,427	46,801
Delta Lloyd NV	2,520	34,724
Euler Hermes SA	446	27,628
Hiscox Ltd.	21,007	155,005
Jardine Lloyd Thompson Group PLC	4,969	60,595
Lancashire Holdings Ltd.	2,540	32,305
Legal & General Group PLC	19,194	39,011
MS&AD Insurance Group Holdings, Inc.	1,000	15,865
Munich Re Group AG	862	127,613
Prudential PLC	5,217	65,170
RenaissanceRe Holdings Ltd.	755	58,324
Resolution Ltd.	1,500	5,140
Samsung Fire & Marine Insurance Co. Ltd.	120	24,767
Sony Financial Holdings, Inc.	15,000	248,881
St. James's Place Capital PLC	2,121	11,710
Suncorp-Metway Ltd.	3,622	34,390
Swiss Re Ltd.	4,960	310,942
Tokio Marine Holdings, Inc.	1,000	24,145
Zurich Financial Services AG	1,559	374,767
		2,634,582
Real Estate Investment Trusts - 0.6%
British Land Co. PLC	2,900	24,843
Derwent London PLC	808	24,595
Goodman Group unit	8,196	33,786
Unibail-Rodamco	686	139,911
Westfield Group unit	6,000	61,431
		284,566
Real Estate Management & Development - 1.9%
BR Malls Participacoes SA	2,200	27,420
BR Properties SA	1,900	23,119
Brookfield Asset Management, Inc. Class A	3,104	106,967
China Overseas Land & Investment Ltd.	18,000	40,660
Daito Trust Construction Co. Ltd.	600	58,749
Deutsche Wohnen AG	7,136	120,723
Global Logistic Properties Ltd.	25,000	47,533
GSW Immobilien AG	3,790	135,099
Hang Lung Properties Ltd.	21,000	71,751
Henderson Land Development Co. Ltd.	5,000	30,751
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mitsubishi Estate Co. Ltd.	3,000	$ 52,938
Mitsui Fudosan Co. Ltd.	2,000	37,377
Parque Arauco SA	12,254	22,963
PT Alam Sutera Realty Tbk	128,000	5,907
SM Prime Holdings, Inc.	47,875	15,909
Sun Hung Kai Properties Ltd.	4,000	51,883
Tag Immobilien AG	4,090	38,989
Wharf Holdings Ltd.	6,000	36,939
		925,677
TOTAL FINANCIALS		10,005,665
HEALTH CARE - 9.6%
Biotechnology - 0.2%
Abcam PLC	3,570	23,100
CSL Ltd.	1,800	82,625
Grifols SA ADR	600	12,342
		118,067
Health Care Equipment & Supplies - 0.7%
Cochlear Ltd.	339	23,606
Coloplast A/S Series B	272	54,316
Elekta AB (B Shares)	300	15,289
Essilor International SA	226	19,725
Getinge AB (B Shares)	2,403	71,594
Nihon Kohden Corp.	1,800	61,210
Sonova Holding AG Class B	556	51,541
Sysmex Corp.	300	13,794
William Demant Holding A/S (a)	459	39,592
		350,667
Health Care Providers & Services - 0.6%
Diagnosticos da America SA	7,000	44,175
Fresenius SE	611	65,186
Life Healthcare Group Holdings Ltd.	4,626	17,562
Miraca Holdings, Inc.	2,400	107,801
Odontoprev SA	2,000	10,838
Qualicorp SA (a)	900	8,845
Ship Healthcare Holdings, Inc.	500	14,605
		269,012
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	554	$ 8,000
Pharmaceuticals - 8.1%
Aspen Pharmacare Holdings Ltd.	2,246	38,358
Astellas Pharma, Inc.	1,000	48,967
Bayer AG	9,389	728,291
Celltrion, Inc.	1,059	28,161
CFR Pharmaceuticals SA	56,837	13,965
Daiichi Sankyo Kabushiki Kaisha	1,000	16,560
Elan Corp. PLC (a)	1,000	11,377
GlaxoSmithKline PLC	17,535	397,451
Hikma Pharmaceuticals PLC	1,053	12,206
Hisamitsu Pharmaceutical Co., Inc.	900	48,033
Novartis AG	8,006	472,119
Novo Nordisk A/S Series B	1,100	172,819
PT Kalbe Farma Tbk	48,500	19,710
Roche Holding AG (participation certificate)	4,784	870,911
Rohto Pharmaceutical Co. Ltd.	1,000	14,514
Sanofi SA	8,893	727,446
Santen Pharmaceutical Co. Ltd.	5,600	245,313
Shire PLC	1,049	31,757
Takeda Pharmaceutical Co. Ltd.	1,300	61,118
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,496	59,212
		4,018,288
TOTAL HEALTH CARE		4,764,034
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
Cobham PLC	34,505	120,152
European Aeronautic Defence and Space Co. EADS NV	500	19,068
Meggitt PLC	4,485	28,144
MTU Aero Engines Holdings AG	471	35,942
Rolls-Royce Group PLC	24,310	316,911
Safran SA	1,300	45,547
Zodiac Aerospace	237	22,602
		588,366
Air Freight & Logistics - 1.1%
Deutsche Post AG	7,827	152,053
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV	34,153	$ 122,386
Yamato Holdings Co. Ltd.	18,200	303,247
		577,686
Airlines - 0.5%
Copa Holdings SA Class A	280	21,736
Norwegian Air Shuttle A/S (a)	700	13,045
Ryanair Holdings PLC sponsored ADR (a)	2,600	80,704
Singapore Airlines Ltd.	16,000	136,703
		252,188
Building Products - 0.5%
ASSA ABLOY AB (B Shares)	1,300	39,753
Compagnie de St. Gobain	800	27,445
Geberit AG (Reg.)	640	134,945
JS Group Corp.	1,500	32,357
		234,500
Commercial Services & Supplies - 0.3%
Babcock International Group PLC	4,435	65,985
Brambles Ltd.	6,122	43,073
RPS Group PLC	2,450	9,442
Serco Group PLC	1,700	15,184
Valid Solucoes SA	500	8,621
		142,305
Construction & Engineering - 1.2%
Balfour Beatty PLC	30,375	135,240
Chiyoda Corp.	2,000	26,493
JGC Corp.	13,000	402,675
VINCI SA	1,144	49,772
		614,180
Electrical Equipment - 1.2%
Alstom SA	431	15,347
Legrand SA	10,185	351,974
Schneider Electric SA	3,397	214,535
Sumitomo Electric Industries Ltd.	1,000	11,311
		593,167
Industrial Conglomerates - 1.8%
Bidvest Group Ltd.	1,680	40,785
Hutchison Whampoa Ltd.	9,000	78,733
Keppel Corp. Ltd.	17,000	152,611
Koninklijke Philips Electronics NV	1,900	43,611
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Orkla ASA (A Shares)	2,600	$ 19,211
SembCorp Industries Ltd.	9,000	40,794
Siemens AG	5,357	505,652
		881,397
Machinery - 2.3%
Andritz AG	851	43,902
Atlas Copco AB (A Shares)	3,364	75,284
Burckhardt Compression Holding AG	2	545
Fanuc Corp.	300	49,293
Fiat Industrial SpA	5,500	55,378
GEA Group AG	900	23,772
Glory Ltd.	5,900	131,858
Haitian International Holdings Ltd.	14,000	14,134
Hyundai Heavy Industries Co. Ltd.	259	52,883
IMI PLC	1,100	15,021
Joy Global, Inc.	1,820	97,152
Kone Oyj (B Shares)	511	31,269
Kubota Corp.	4,000	38,655
Makita Corp.	500	17,197
Mitsubishi Heavy Industries Ltd.	6,000	24,938
NSK Ltd.	2,000	11,789
Pfeiffer Vacuum Technology AG	60	5,962
PT United Tractors Tbk	16,500	34,696
Rotork PLC	670	23,384
Schindler Holding AG (participation certificate)	1,645	193,844
SembCorp Marine Ltd.	32,000	128,359
Sinotruk Hong Kong Ltd.	33,500	17,407
SMC Corp.	200	31,542
Spirax-Sarco Engineering PLC	470	14,694
		1,132,958
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	6	39,236
Orient Overseas International Ltd.	3,000	16,014
		55,250
Professional Services - 0.5%
Adecco SA (Reg.)	805	36,510
Capita Group PLC	1,300	14,904
Experian PLC	4,409	70,288
Intertek Group PLC	400	17,879
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Michael Page International PLC	13,608	$ 78,305
SGS SA (Reg.)	26	52,452
		270,338
Road & Rail - 0.4%
Canadian National Railway Co.	606	55,451
East Japan Railway Co.	1,600	107,415
West Japan Railway Co.	500	21,919
		184,785
Trading Companies & Distributors - 1.1%
Brenntag AG	1,052	125,374
Bunzl PLC	11,314	201,926
Itochu Corp.	4,000	40,798
Mitsubishi Corp.	5,800	107,392
Mitsui & Co. Ltd.	4,100	57,588
Wolseley PLC	1,100	44,399
		577,477
Transportation Infrastructure - 0.4%
CCR SA	4,300	38,638
China Merchant Holdings International Co. Ltd.	14,000	40,163
International Container Terminal Services, Inc.	4,900	7,967
Kamigumi Co. Ltd.	2,000	16,124
Sydney Airport unit	19,000	63,797
Transurban Group unit	4,300	26,877
		193,566
TOTAL INDUSTRIALS		6,298,163
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.7%
Axis Communications AB	290	6,941
Nokia Corp.	14,865	41,929
Telefonaktiebolaget LM Ericsson (B Shares)	33,319	311,085
		359,955
Computers & Peripherals - 0.4%
ASUSTeK Computer, Inc.	3,000	30,013
ASUSTeK Computer, Inc. GDR (Reg. S)	967	47,915
Gemalto NV	500	39,627
Lenovo Group Ltd.	68,000	55,235
		172,790
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
China High Precision Automation Group Ltd.	15,000	$ 2,398
Halma PLC	14,893	96,129
Hirose Electric Co. Ltd.	600	62,468
Hitachi High-Technologies Corp.	600	14,933
Hitachi Ltd.	6,000	34,572
HLS Systems International Ltd. (a)	943	8,864
Keyence Corp.	100	26,445
Kyocera Corp.	400	34,539
Murata Manufacturing Co. Ltd.	500	24,885
Oxford Instruments PLC	399	8,293
Spectris PLC	2,354	64,627
TDK Corp.	500	19,167
Venture Corp. Ltd.	7,000	43,578
		440,898
Internet Software & Services - 0.2%
Kakaku.com, Inc.	400	14,376
Moneysupermarket.com Group PLC	7,232	15,503
Yahoo! Japan Corp.	183	63,173
		93,052
IT Services - 1.5%
Amadeus IT Holding SA Class A	11,107	248,114
Cielo SA	1,100	32,519
Cognizant Technology Solutions Corp. Class A (a)	810	52,067
Computershare Ltd.	7,324	63,561
Infosys Ltd. sponsored ADR	1,135	48,272
Nomura Research Institute Ltd.	8,600	180,390
Obic Co. Ltd.	430	90,762
Sonda SA	3,621	10,291
		725,976
Office Electronics - 0.7%
Canon, Inc.	4,700	156,662
Konica Minolta Holdings, Inc.	11,500	85,680
Neopost SA	1,808	96,558
		338,900
Semiconductors & Semiconductor Equipment - 1.4%
Aixtron AG	1,040	15,273
ARM Holdings PLC	3,457	31,416
ASM International NV (Netherlands)	1,101	38,775
ASML Holding NV (Netherlands)	2,083	118,202
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	183	$ 199,013
Spreadtrum Communications, Inc. ADR	589	11,639
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,900	219,030
Tokyo Electron Ltd.	1,800	85,037
		718,385
Software - 0.9%
Check Point Software Technologies Ltd. (a)	665	30,650
Dassault Systemes SA	643	62,445
Nexon Co. Ltd.	1,300	18,793
Nintendo Co. Ltd.	600	67,673
Sage Group PLC	2,600	12,228
SAP AG	4,051	266,156
SimCorp A/S	64	11,019
		468,964
TOTAL INFORMATION TECHNOLOGY		3,318,920
MATERIALS - 7.7%
Chemicals - 5.0%
Air Liquide SA	1,321	155,438
Air Water, Inc.	1,000	11,679
Akzo Nobel NV	8,302	478,464
Arkema SA	1,173	99,855
Asahi Kasei Corp.	4,000	20,906
BASF AG	532	41,360
China BlueChemical Ltd. (H Shares)	34,000	19,595
Chugoku Marine Paints Ltd.	4,000	19,065
Croda International PLC	491	18,368
Elementis PLC	4,742	16,580
Givaudan SA	306	288,788
HEXPOL AB (B Shares)	307	11,613
Israel Chemicals Ltd.	2,900	31,280
Johnson Matthey PLC	2,818	107,434
JSR Corp.	1,200	20,510
Lanxess AG	800	60,696
Linde AG	2,417	380,773
Mitsui Chemicals, Inc.	5,000	10,216
Nippon Paint Co. Ltd.	4,000	34,390
Nitto Denko Corp.	900	41,762
Nufarm Ltd.	11,043	66,743
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Shin-Etsu Chemical Co., Ltd.	4,600	$ 247,020
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	523	32,238
Sumitomo Chemical Co. Ltd.	3,000	7,869
Symrise AG	3,839	129,964
Syngenta AG (Switzerland)	300	101,288
Toray Industries, Inc.	2,000	12,265
Victrex PLC	878	18,709
		2,484,868
Construction Materials - 0.0%
HeidelbergCement Finance AG	400	20,210
Containers & Packaging - 0.4%
Rexam PLC	19,482	131,100
Smurfit Kappa Group PLC	10,894	88,806
		219,906
Metals & Mining - 2.3%
Anglo American PLC (United Kingdom)	700	19,451
ArcelorMittal SA (Netherlands)	1,600	23,661
BHP Billiton Ltd.	2,607	86,325
BHP Billiton PLC	3,900	114,138
Fortescue Metals Group Ltd.	7,000	25,601
Glencore International PLC	20,638	126,181
Grupo Mexico SA de CV Series B	6,000	17,777
Hitachi Metals Ltd.	1,000	10,405
Iluka Resources Ltd.	14,105	134,068
Kazakhmys PLC	1,400	13,182
Medusa Mining Ltd.	2,800	14,377
Newcrest Mining Ltd.	3,710	94,483
Rio Tinto PLC	6,798	296,795
Sumitomo Metal Industries Ltd.	13,000	18,535
Umicore SA	1,600	75,911
Vale SA sponsored ADR	3,157	51,680
		1,122,570
TOTAL MATERIALS		3,847,554
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.6%
Bezeq Israeli Telecommunication Corp. Ltd.	13,540	15,380
BT Group PLC	11,200	38,688
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
China Unicom Ltd.	68,000	$ 107,808
HKT Trust / HKT Ltd. unit	61,000	52,223
Hutchison Telecommunications Hong Kong Holdings Ltd.	46,000	22,538
Iliad SA	115	18,226
Koninklijke KPN NV	4,336	37,195
Singapore Telecommunications Ltd.	9,000	24,477
Swisscom AG	50	20,080
TDC A/S	9,341	62,203
Telecom Italia SpA	88,160	81,909
Telenor ASA	6,679	122,047
Telstra Corp. Ltd.	27,191	108,156
Vivendi SA	3,669	71,946
		782,876
Wireless Telecommunication Services - 4.4%
Advanced Info Service PCL (For. Reg.)	6,000	41,597
China Mobile Ltd.	5,000	53,519
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,433	27,600
KDDI Corp.	112	803,452
NTT DoCoMo, Inc.	111	189,099
SmarTone Telecommunications Holdings Ltd.	11,000	23,458
Softbank Corp.	4,000	163,586
TIM Participacoes SA sponsored ADR	1,670	32,582
Vodafone Group PLC	306,912	885,120
		2,220,013
TOTAL TELECOMMUNICATION SERVICES		3,002,889
UTILITIES - 2.3%
Electric Utilities - 0.9%
Ceske Energeticke Zavody A/S	2,036	79,926
Chubu Electric Power Co., Inc.	1,300	15,497
Energias do Brasil SA	8,000	51,116
Iberdrola SA	9,400	37,291
Red Electrica Corporacion SA	1,067	46,194
Scottish & Southern Energy PLC	7,567	164,369
Spark Infrastructure Group unit	25,000	41,843
		436,236
Gas Utilities - 0.7%
China Resources Gas Group Ltd.	6,000	11,805
Enagas SA	7,682	142,666
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Gas Natural SDG SA	1,400	$ 17,268
Snam Rete Gas SpA	19,544	82,204
Tokyo Gas Co. Ltd.	20,000	110,624
		364,567
Independent Power Producers & Energy Traders - 0.1%
Tractebel Energia SA	2,900	48,231
Multi-Utilities - 0.6%
Centrica PLC	16,000	83,000
GDF Suez	3,930	96,762
RWE AG	2,200	92,271
Suez Environnement SA	2,900	32,500
		304,533
TOTAL UTILITIES		1,153,567
TOTAL COMMON STOCKS (Cost $47,886,795)		47,810,892
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Volkswagen AG	400	70,638
Media - 0.1%
ProSiebenSat.1 Media AG	1,600	38,549
TOTAL CONSUMER DISCRETIONARY		109,187
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA	3,451	260,831
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telecom Italia SpA (Risparmio Shares)	176,330	139,449
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $526,853)		509,467
Equity Funds - 0.8%
	Shares	Value
Foreign Large Blend Funds - 0.8%
iShares MSCI EAFE Index ETF (Cost $397,141)	7,420	$ 382,872
Money Market Funds - 2.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $999,994)	999,994	999,994
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $49,810,783)		49,703,225
NET OTHER ASSETS (LIABILITIES) - 0.2%		118,583
NET ASSETS - 100%		$ 49,821,808
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,336 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,128,619	$ 3,014,489	$ 2,114,130	$ -
Consumer Staples	6,645,530	3,771,950	2,873,580	-
Energy	4,015,969	1,667,351	2,348,618	-
Financials	10,005,665	6,247,696	3,757,969	-
Health Care	4,764,034	2,319,150	2,444,884	-
Industrials	6,298,163	4,316,309	1,981,854	-
Information Technology	3,318,920	1,552,906	1,763,616	2,398
Materials	3,847,554	2,770,725	1,076,829	-
Telecommunication Services	3,142,338	679,708	2,462,630	-
Utilities	1,153,567	1,027,446	126,121	-
Equity Funds	382,872	382,872	-	-
Money Market Funds	999,994	999,994	-	-
Total Investments in Securities:	$ 49,703,225	$ 28,750,596	$ 20,950,231	$ 2,398
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United Kingdom	20.4%
Japan	19.5%
France	9.0%
Switzerland	9.0%
Germany	7.8%
Netherlands	4.9%
Australia	3.5%
United States of America	3.3%
Hong Kong	2.5%
Spain	2.1%
Sweden	1.7%
Singapore	1.7%
Italy	1.7%
Korea (South)	1.5%
Brazil	1.3%
Bermuda	1.2%
Bailiwick of Jersey	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $49,810,783)		$ 49,703,225
Foreign currency held at value (cost $6,641)		6,649
Receivable for investments sold		242,110
Receivable for fund shares sold		98
Dividends receivable		141,042
Prepaid expenses		16,067
Receivable from investment adviser for expense reductions		33
Other receivables		309
Total assets		50,109,533

Liabilities
Payable for investments purchased	$ 158,264
Accrued management fee	29,104
Registration fee payable	29,157
Audit fees payable	12,994
Custody fees payable	52,312
Other affiliated payables	5,894
Total liabilities		287,725

Net Assets		$ 49,821,808
Net Assets consist of:
Paid in capital		$ 50,059,325
Undistributed net investment income		362,905
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(493,252)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(107,170)
Net Assets, for 5,006,125 shares outstanding		$ 49,821,808
Net Asset Value, offering price and redemption price per share ($49,821,808 ÷ 5,006,125 shares)		$ 9.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period May 2, 2012 (commencement of operations) to August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 599,402
Interest		6
Income before foreign taxes withheld		599,408
Less foreign taxes withheld		(51,245)
Total income		548,163

Expenses
Management fee	$ 110,437
Transfer agent fees	14,725
Accounting fees and expenses	8,116
Custodian fees and expenses	52,312
Independent trustees' compensation	144
Registration fees	13,591
Audit	14,649
Legal	63
Total expenses before reductions	214,037
Expense reductions	(28,779)	185,258
Net investment income (loss)		362,905
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(508,474)
Foreign currency transactions	15,222
Total net realized gain (loss)		(493,252)
Change in net unrealized appreciation (depreciation) on: Investment securities	(107,558)
Assets and liabilities in foreign currencies	388
Total change in net unrealized appreciation (depreciation)		(107,170)
Net gain (loss)		(600,422)
Net increase (decrease) in net assets resulting from operations		$ (237,517)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period May 2, 2012 (commencement of operations) to August 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362,905
Net realized gain (loss)	(493,252)
Change in net unrealized appreciation (depreciation)	(107,170)
Net increase (decrease) in net assets resulting from operations	(237,517)
Share transactions Proceeds from sales of shares	50,060,548
Cost of shares redeemed	(1,223)
Net increase (decrease) in net assets resulting from share transactions	50,059,325
Total increase (decrease) in net assets	49,821,808

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $362,905)	$ 49,821,808
Other Information Shares
Sold	5,006,256
Redeemed	(131)
Net increase (decrease)	5,006,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended August 31, 2012 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(.12)
Total from investment operations	(.05)
Net asset value, end of period	$ 9.95
Total Return B,C	(.50)%
Ratios to Average Net Assets F
Expenses before reductions	1.35% A
Expenses net of fee waivers, if any	1.18% A
Expenses net of all reductions	1.17% A
Net investment income (loss)	2.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,822
Portfolio turnover rate G	11% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to August 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,669,257
Gross unrealized depreciation	(1,848,258)
Net unrealized appreciation (depreciation) on securities and other investments	$ (179,001)

Tax cost	$ 49,882,226

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,507,398 and $5,223,596, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the period, the total annualized management fee rate was .70% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services (MFS), Pyramis Global Advisors, LLC (an affiliate of Strategic Advisers) and William Blair & Company, L.L.C. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Expense Reductions.

Strategic Advisers has contractually agreed to reimburse the Fund until April 30, 2013 to the extent that annual operating expenses exceed 1.18% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $26,975.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,804 for the period.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers International Multi-Manager Fund

On March 1, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve the management contract with Strategic Advisers, Inc. (Strategic Advisers) and sub-advisory agreements with Causeway Capital Management LLC (Causeway), Massachusetts Financial Services Co. (MFS), Pyramis Global Advisors, LLC (Pyramis), and William Blair & Company, LLC (William Blair) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed to be relevant to the approval of the Advisory Contracts.

In considering whether to approve the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or Pyramis derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Causeway, MFS, Pyramis, and William Blair (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board also considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology and the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and sub-custodians; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the sub-advisers and the portfolio managers in managing accounts under a similar investment mandate. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-advisers and the projected total operating expenses of the fund in reviewing the Advisory Contracts. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% and considered Strategic Advisers' contractual expense cap limiting total expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), to 1.18% until April 30, 2013. The Board noted that although the fund's proposed maximum aggregate management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's total management fee rate is expected to be below the median based upon the expected asset allocation to the sub-advisers and the effective sub-advisory fee rates applicable under the sub-advisory agreements with each sub-adviser.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board did not consider the anticipated costs of the services to be provided and profits to be realized by each sub-adviser from its relationship with the fund, noting instead the arm's-length nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of the sub-advisory fee rates on behalf of the fund.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services to be rendered and that the fund's Advisory Contracts should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers or Pyramis derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Causeway Capital Management LLC

Massachusetts Financial Services Company

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STG-USAN-1012
1.938045.100

Strategic Advisers® Core Income Multi-Manager Fund

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 19, 2012 to August 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2012	Expenses Paid During Period
Actual	.23%	$ 1,000.00	$ 1,021.80	$ .47A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.20	$ 1.17 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 74/365 (to reflect the period June 19, 2012 to August 31, 2012). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2012
(excluding cash equivalents)	% of fund's net assets
PIMCO Total Return Fund Institutional Class	22.2
JPMorgan Core Bond Fund Select Class	13.4
Western Asset Core Plus Bond Fund Class I	12.1
Fannie Mae	10.1
Metropolitan West Total Return Bond Fund Class I	7.6
U.S. Treasury Obligations	7.5
Western Asset Core Bond Fund Class I	6.0
Spartan U.S. Bond Index Fund Investor Class	5.2
DoubleLine Total Return Bond Fund Class I	5.1
Fidelity GNMA Fund	2.0
91.2
Asset Allocation (% of fund's net assets)
As of August 31, 2012
Corporate Bonds 4.7%
U.S. Government and U.S. Government Agency Obligations 17.6%
CMOs and Other Mortgage Related Securities 2.0%
Municipal Securities 0.4%
High Yield Fixed-Income Funds 1.5%
Intermediate-Term Bond Funds 73.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Asset allocations of fixed-income funds in the pie chart reflects the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Comcast Corp.:
3.125% 7/15/22	$ 4,000	$ 4,180
4.65% 7/15/42	7,000	7,476
NBCUniversal Media LLC 5.15% 4/30/20	100,000	118,093
Time Warner Cable, Inc.:
4% 9/1/21	100,000	109,533
4.5% 9/15/42	8,000	7,965
		247,247
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Beam, Inc. 3.25% 5/15/22	100,000	103,685
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,980
4.25% 8/9/42	7,000	6,842
		13,822
TOTAL CONSUMER STAPLES		117,507
ENERGY - 0.8%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	106,021
Oil, Gas & Consumable Fuels - 0.5%
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	100,000	104,999
Petroleos Mexicanos 5.5% 6/27/44 (c)	110,000	119,625
		224,624
TOTAL ENERGY		330,645
FINANCIALS - 2.2%
Commercial Banks - 0.3%
Regions Financial Corp. 5.75% 6/15/15	100,000	106,250
Diversified Financial Services - 0.5%
Citigroup, Inc. 6.125% 5/15/18	100,000	115,990
JPMorgan Chase & Co. 4.5% 1/24/22	100,000	111,122
		227,112
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 0.3%
Prudential Financial, Inc. 4.5% 11/16/21	$ 100,000	$ 110,255
Unum Group 5.75% 8/15/42	9,000	9,280
		119,535
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp. 4.75% 4/15/18	100,000	107,191
Duke Realty LP 5.95% 2/15/17	100,000	112,477
		219,668
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.25% 7/15/22	4,000	4,175
ERP Operating LP 4.625% 12/15/21	100,000	114,697
Liberty Property LP 5.5% 12/15/16	100,000	112,161
		231,033
TOTAL FINANCIALS		903,598
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 3.5% 11/15/16 (c)	100,000	107,322
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 5.55% 8/15/41	100,000	124,516
UTILITIES - 0.3%
Multi-Utilities - 0.3%
NiSource Finance Corp. 4.45% 12/1/21	100,000	108,207
TOTAL NONCONVERTIBLE BONDS (Cost $1,878,520)		1,939,042
U.S. Government and Government Agency Obligations - 7.5%

U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	218,356	239,874
U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
2.75% 8/15/42	34,000	34,537
3% 5/15/42	208,000	222,625
3.125% 2/15/42	106,000	116,318
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.25% 5/31/14	$ 1,000,000	$ 1,000,469
0.25% 6/30/14	302,000	302,130
0.5% 7/31/17	100,000	99,602
0.75% 6/30/17	445,000	448,755
1.625% 8/15/22	260,000	261,706
2% 2/15/22	309,000	323,388
TOTAL U.S. TREASURY OBLIGATIONS		2,809,530
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,029,505)		3,049,404
U.S. Government Agency - Mortgage Securities - 10.1%

Fannie Mae - 10.1%
3.5% 9/1/42 (d)	500,000	530,156
4% 2/1/42 to 7/1/42	413,145	445,954
4% 9/1/42 (d)	100,000	107,234
4.5% 9/1/42 (d)	1,200,000	1,298,813
5% 9/1/42 (d)	500,000	546,094
5.5% 9/1/42 (d)	1,100,000	1,207,164
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,129,230)		4,135,415
Commercial Mortgage Securities - 2.0%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	75,000	84,028
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	150,000	169,787
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A4, 5.8148% 6/15/49 (e)	200,000	227,530
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	$ 200,000	$ 221,383
Series 2007-C32 Class A3, 5.7418% 6/15/49 (e)	90,000	102,183
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $781,713)		804,911
Municipal Securities - 0.4%

California Gen. Oblig.:
7.55% 4/1/39	5,000	6,695
7.6% 11/1/40	100,000	135,536
Illinois Gen. Oblig. 5.1% 6/1/33	10,000	9,669
TOTAL MUNICIPAL SECURITIES (Cost $148,196)		151,900
Fixed-Income Funds - 75.1%
	Shares
High Yield Fixed-Income Funds - 1.5%
Fidelity Focused High Income Fund (b)	22,142	206,580
Fidelity New Markets Income Fund (b)	24,405	424,896
TOTAL HIGH YIELD FIXED-INCOME FUNDS		631,476
Intermediate-Term Bond Funds - 73.6%
DoubleLine Total Return Bond Fund Class I	182,037	2,064,301
Fidelity GNMA Fund (b)	67,836	813,352
JPMorgan Core Bond Fund Select Class	451,793	5,471,212
Metropolitan West Total Return Bond Fund Class I	286,363	3,127,081
PIMCO Total Return Fund Institutional Class	788,641	9,069,371
Spartan U.S. Bond Index Fund Investor Class (b)	175,717	2,115,630
Western Asset Core Bond Fund Class I	199,909	2,466,881
Western Asset Core Plus Bond Fund Class I	427,284	4,965,041
TOTAL INTERMEDIATE-TERM BOND FUNDS		30,092,869
TOTAL FIXED-INCOME FUNDS (Cost $30,232,655)		30,724,345
Money Market Funds - 9.5%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (a) (Cost $3,903,052)	3,903,052	$ 3,903,052
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $44,102,871)		44,708,069
NET OTHER ASSETS (LIABILITIES) - (9.3)%		3,819,717
NET ASSETS - 100%		$ 40,888,352
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $332,968 or 0.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Focused High Income Fund	$ -	$ 202,213	$ 22	$ 2,068	$ 206,580
Fidelity GNMA Fund	-	808,753	112	3,927	813,352
Fidelity New Markets Income Fund	-	406,144	56	3,730	424,896
Spartan U.S. Bond Index Fund Investor Class	-	2,093,696	1,964	9,231	2,115,630
Total	$ -	$ 3,510,806	$ 2,154	$ 18,956	$ 3,560,458
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,939,042	$ -	$ 1,939,042	$ -
U.S. Government and Government Agency Obligations	3,049,404	-	3,049,404	-
U.S. Government Agency - Mortgage Securities	4,135,415	-	4,135,415	-
Commercial Mortgage Securities	804,911	-	804,911	-
Municipal Securities	151,900	-	151,900	-
Fixed-Income Funds	30,724,345	30,724,345	-	-
Money Market Funds	3,903,052	3,903,052	-	-
Total Investments in Securities:	$ 44,708,069	$ 34,627,397	$ 10,080,672	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $40,594,223)	$ 41,147,611
Affiliated issuers (cost $3,508,648)	3,560,458
Total Investments (cost $44,102,871)		$ 44,708,069
Cash		3
Dividends receivable		12,650
Interest receivable		36,693
Prepaid expenses		19,186
Receivable from investment adviser for expense reductions		1,492
Total assets		44,778,093

Liabilities
Payable for investments purchased Regular delivery	$ 158,603
Delayed delivery	3,688,226
Accrued management fee	1,190
Other affiliated payables	1,931
Other payables and accrued expenses	39,791
Total liabilities		3,889,741

Net Assets		$ 40,888,352
Net Assets consist of:
Paid in capital		$ 40,217,903
Undistributed net investment income		24,851
Accumulated undistributed net realized gain (loss) on investments		40,400
Net unrealized appreciation (depreciation) on investments		605,198
Net Assets, for 4,021,499 shares outstanding		$ 40,888,352
Net Asset Value, offering price and redemption price per share ($40,888,352 ÷ 4,021,499 shares)		$ 10.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period June 19, 2012 (commencement of operations) to August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 188,802
Affiliated issuers		18,956
Interest		27,335
Total income		235,093

Expenses
Management fee	$ 27,131
Transfer agent fees	1,285
Accounting fees and expenses	3,394
Custodian fees and expenses	1,839
Independent trustees' compensation	122
Registration fees	8,998
Audit	10,812
Legal	1
Total expenses before reductions	53,582
Expense reductions	(34,442)	19,140
Net investment income (loss)		215,953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,404
Affiliated issuers	(4)
Total net realized gain (loss)		40,400
Change in net unrealized appreciation (depreciation) on investment securities		605,198
Net gain (loss)		645,598
Net increase (decrease) in net assets resulting from operations		$ 861,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period June 19, 2012 (commencement of operations) to August 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 215,953
Net realized gain (loss)	40,400
Change in net unrealized appreciation (depreciation)	605,198
Net increase (decrease) in net assets resulting from operations	861,551
Distributions to shareholders from net investment income	(191,102)
Share transactions Proceeds from sales of shares	40,026,801
Reinvestment of distributions	191,102
Net increase (decrease) in net assets resulting from share transactions	40,217,903
Total increase (decrease) in net assets	40,888,352

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $24,851)	$ 40,888,352
Other Information Shares
Sold	4,002,642
Issued in reinvestment of distributions	18,857
Net increase (decrease)	4,021,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended August 31, 2012 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.054
Net realized and unrealized gain (loss)	.164
Total from investment operations	.218
Distributions from net investment income	(.048)
Net asset value, end of period	$ 10.17
Total Return B, C	2.18%
Ratios to Average Net Assets F
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.23% A
Expenses net of all reductions	.23% A
Net investment income (loss)	2.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,888
Portfolio turnover rate G	44% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to August 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 608,818
Gross unrealized depreciation	(3,622)
Net unrealized appreciation (depreciation) on securities and other investments	$ 605,196

Tax cost	$ 44,102,873

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $36,255,461 and $3,215,205, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until July 31, 2013. During the period, this waiver reduced the Fund's management fee by $24,247.

Strategic Advisers has also contractually agreed to reimburse the Fund until July 31, 2013 to the extent that annual operating expenses exceed ..20% of average net assets. Some expenses, for example sub-advisory fees and interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $10,195.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Income Multi-Manager Fund

On June 7, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreement with Pyramis Global Advisors, LLC (Pyramis), (the Sub-Advisory Agreement and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed to be relevant to the approval of the Advisory Contracts.

In considering whether to approve the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreement, the Board also concluded that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within Strategic Advisers, and the sub-adviser, Pyramis (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board also considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology and the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser, custodians and sub-custodians; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Instead, the Board considered the historical investment performance of the sub-adviser and the portfolio managers in managing accounts under a similar investment mandate. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the sub-adviser, and the projected total operating expenses of the fund in reviewing the Advisory Contracts. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 0.65% and considered Strategic Advisers' management fee waiver of a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets until July 31, 2013. The Board also considered Strategic Advisers' contractual expense cap limiting total expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), to 0.20% of the fund's average daily net assets until July 31, 2013. The Board noted that although the fund's proposed maximum management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's total management fee rate is expected to be below the median based upon the expected asset allocation to the sub-adviser and the effective sub-advisory fee rate applicable under the sub-advisory agreement with the sub-adviser.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. The Board did not consider the anticipated costs of the services to be provided and profits to be realized by the sub-adviser from its relationship with the fund, noting instead the arm's-length nature of the relationship between Strategic Advisers and the sub-adviser with respect to the negotiation of the sub-advisory fee rate on behalf of the fund.

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services to be rendered and that the fund's Advisory Contracts should be approved because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to the Sub-Advisory Agreement, the Board concluded that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ACF-USAN-1012
1.941272.100

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.02%	$ 1,000.00	$ 1,040.40	$ .10
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.10	$ .10

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund Advisor Class	24.2	24.5
Fidelity Capital & Income Fund	20.5	22.5
Fidelity High Income Fund	14.7	14.6
PIMCO High Yield Fund Administrative Class	9.6	12.1
Janus High-Yield Fund Class T	9.0	6.8
BlackRock High Yield Bond Portfolio Investor A Class	8.2	7.0
MainStay High Yield Corporate Bond Fund Class A	4.5	3.7
Eaton Vance Income Fund of Boston - Class A	3.3	0.0
Fidelity Advisor High Income Advantage Fund Institutional Class	3.2	4.0
Fidelity Advisor High Income Fund Institutional Class	2.8	3.2
	100.0
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
High Yield Fixed-Income Funds 100.0%	High Yield Fixed-Income Funds 100.0%
Net Other Assets (Liabilities) 0.0%†	Net Other Assets (Liabilities) 0.0%†

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
†Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	41,230,360	$ 324,895,235
Eaton Vance Income Fund of Boston - Class A	22,485,680	132,215,796
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	13,079,689	125,041,825
Fidelity Advisor High Income Fund Institutional Class (a)	12,732,139	110,260,328
Fidelity Capital & Income Fund (a)	87,484,318	811,854,468
Fidelity High Income Fund (a)	63,055,221	580,108,030
Janus High-Yield Fund Class T	39,009,929	355,380,454
MainStay High Yield Corporate Bond Fund Class A	29,783,828	179,596,485
PIMCO High Yield Fund Administrative Class	40,213,344	380,016,102
T. Rowe Price High Yield Fund Advisor Class	141,254,610	959,118,801
TOTAL FIXED-INCOME FUNDS (Cost $3,805,257,050)		3,958,487,524
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,805,257,050)		3,958,487,524
NET OTHER ASSETS (LIABILITIES) - 0.0%		(992,865)
NET ASSETS - 100%		$ 3,957,494,659
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 119,134,636	$ 3,396,231	$ 102,249	$ 3,396,231	$ 125,041,825
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Fund Institutional Class	$ 95,934,593	$ 13,160,204	$ -	$ 3,114,363	$ 110,260,328
Fidelity Capital & Income Fund	664,426,704	197,397,794	54,167,500	22,867,307	811,854,468
Fidelity Focused High Income Fund	10,053,758	90,263	10,090,088	88,838	-
Fidelity High Income Fund	430,747,864	159,288,870	20,000,000	15,952,178	580,108,030
Total	$ 1,320,297,555	$ 373,333,362	$ 84,359,837	$ 45,418,917	$ 1,627,264,651
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,270,953,044)	$ 2,331,222,873
Affiliated issuers (cost $1,534,304,006)	1,627,264,651
Total Investments (cost $3,805,257,050)		$ 3,958,487,524
Cash		5
Receivable for fund shares sold		3,415,716
Prepaid expenses		16,330
Total assets		3,961,919,575

Liabilities
Payable for investments purchased	$ 2,248,842
Payable for fund shares redeemed	2,010,867
Distributions payable	32,425
Other affiliated payables	25,483
Other payables and accrued expenses	107,299
Total liabilities		4,424,916

Net Assets		$ 3,957,494,659
Net Assets consist of:
Paid in capital		$ 3,811,341,244
Undistributed net investment income		1,749,928
Accumulated undistributed net realized gain (loss) on investments		(8,826,987)
Net unrealized appreciation (depreciation) on investments		153,230,474
Net Assets, for 399,879,450 shares outstanding		$ 3,957,494,659
Net Asset Value, offering price and redemption price per share ($3,957,494,659 ÷ 399,879,450 shares)		$ 9.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 69,539,758
Affiliated issuers		45,418,917
Total income		114,958,675

Expenses
Management fee	$ 4,646,856
Transfer agent fees	336
Accounting fees and expenses	147,759
Custodian fees and expenses	3,956
Independent trustees' compensation	23,380
Registration fees	147,055
Audit	16,967
Legal	15,676
Miscellaneous	100,588
Total expenses before reductions	5,102,573
Expense reductions	(4,658,876)	443,697
Net investment income (loss)		114,514,978
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,894,927)
Affiliated issuers	(3,812,121)
Realized gain distributions from underlying funds:
Affiliated issuers	447,637
Total net realized gain (loss)		(5,259,411)
Change in net unrealized appreciation (depreciation) on underlying funds		40,801,571
Net gain (loss)		35,542,160
Net increase (decrease) in net assets resulting from operations		$ 150,057,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 114,514,978	$ 178,601,158
Net realized gain (loss)	(5,259,411)	3,534,356
Change in net unrealized appreciation (depreciation)	40,801,571	(69,431,821)
Net increase (decrease) in net assets resulting from operations	150,057,138	112,703,693
Distributions to shareholders from net investment income	(113,603,978)	(177,869,952)
Distributions to shareholders from net realized gain	-	(2,330,383)
Total distributions	(113,603,978)	(180,200,335)
Share transactions Proceeds from sales of shares	1,269,256,715	1,264,227,802
Reinvestment of distributions	113,416,989	179,893,319
Cost of shares redeemed	(416,507,025)	(469,120,308)
Net increase (decrease) in net assets resulting from share transactions	966,166,679	975,000,813
Total increase (decrease) in net assets	1,002,619,839	907,504,171

Net Assets
Beginning of period	2,954,874,820	2,047,370,649
End of period (including undistributed net investment income of $1,749,928 and undistributed net investment income of $838,928, respectively)	$ 3,957,494,659	$ 2,954,874,820
Other Information Shares
Sold	129,860,107	128,415,113
Issued in reinvestment of distributions	11,626,918	18,688,608
Redeemed	(42,776,091)	(48,652,523)
Net increase (decrease)	98,710,934	98,451,198

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.10	$ 9.19	$ 6.52	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.300	.657	.699	.648	.660	.302
Net realized and unrealized gain (loss)	.088	(.286)	.910	2.684	(2.753)	(.728)
Total from investment operations	.388	.371	1.609	3.332	(2.093)	(.426)
Distributions from net investment income	(.298)	(.653)	(.687)	(.652)	(.657)	(.304)
Distributions from net realized gain	-	(.008)	(.012)	(.010)	-	-
Total distributions	(.298)	(.661)	(.699)	(.662)	(.657)	(.304)
Net asset value, end of period	$ 9.90	$ 9.81	$ 10.10	$ 9.19	$ 6.52	$ 9.27
Total Return B, C	4.04%	4.00%	18.17%	52.61%	(23.54)%	(4.34)%
Ratios to Average Net Assets F
Expenses before reductions	.27% A	.27%	.27%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.02% A	.02%	.01%	.00%	.00%	.00% A
Expenses net of all reductions	.02% A	.02%	.01%	.00%	.00%	.00% A
Net investment income (loss)	6.11% A	6.82%	7.27%	7.88%	8.31%	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,957,495	$ 2,954,875	$ 2,047,371	$ 768,753	$ 481,952	$ 387,233
Portfolio turnover rate G	12% A	2%	2%	32%	6%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 27, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 165,733,168
Gross unrealized depreciation	(16,387,021)
Net unrealized appreciation (depreciation) on securities and other investments	$ 149,346,147

Tax cost	$ 3,809,141,377

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,191,813,911 and $223,473,341, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of less than .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,657 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $4,646,856.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $11,599.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $421.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 11% of the total outstanding shares of Fidelity Advisor High Income Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SRQ-USAN-1012
1.926374.101

Strategic Advisers® Income Opportunities Fund of Funds

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 19, 2012 to August 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2012	Expenses Paid During Period
Actual	.10%	$ 1,000.00	$ 1,039.10	$ .21 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.70	$ .51 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 74/365 (to reflect the period June 19, 2012 to August 31, 2012). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Holdings as of August 31, 2012
% of fund's net assets
T. Rowe Price High Yield Fund	24.3
Fidelity Capital & Income Fund	19.2
Fidelity High Income Fund	15.2
PIMCO High-Yield Fund Institutional Class	10.1
BlackRock High Yield Bond Fund Institutional Class	8.1
Janus High-Yield Fund Class I Shares	8.0
MainStay High Yield Corporate Bond Fund Class I	5.1
Eaton Vance Income Fund of Boston Class I	5.0
Fidelity Advisor High Income Advantage Fund Institutional Class	3.1
Fidelity Advisor High Income Fund Institutional Class	3.0
101.1
Asset Allocation (% of fund's net assets)
As of August 31, 2012
High Yield Fixed-Income Funds 101.1%
Short-Term Investments and Net Other Assets (Liabilities) † (1.1)%

Asset allocations of fixed-income funds in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 101.1%
	Shares	Value
High Yield Fixed-Income Funds - 101.1%
BlackRock High Yield Bond Fund Institutional Class	5,382	$ 42,414
Eaton Vance Income Fund of Boston Class I	4,480	26,345
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	1,674	15,999
Fidelity Advisor High Income Fund Institutional Class (a)	1,831	15,853
Fidelity Capital & Income Fund (a)	10,874	100,915
Fidelity High Income Fund (a)	8,682	79,874
Janus High-Yield Fund Class I Shares	4,619	42,077
MainStay High Yield Corporate Bond Fund Class I	4,395	26,500
PIMCO High-Yield Fund Institutional Class	5,607	52,987
T. Rowe Price High Yield Fund	18,687	127,259
TOTAL FIXED-INCOME FUNDS (Cost $516,862)		530,223
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $516,862)		530,223
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,962)
NET ASSETS - 100%		$ 524,261
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ -	$ 15,506	$ 31	$ 164	$ 15,999
Fidelity Advisor High Income Fund Institutional Class	-	15,526	31	184	15,853
Fidelity Capital & Income Fund	-	98,232	198	1,067	100,915
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity High Income Fund	$ -	$ 77,566	$ 156	$ 856	$ 79,874
Total	$ -	$ 206,830	$ 416	$ 2,271	$ 212,641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $310,448)	$ 317,582
Affiliated issuers (cost $206,414)	212,641
Total Investments (cost $516,862)		$ 530,223
Prepaid expenses		19,186
Receivable from investment adviser for expense reductions		5,215
Total assets		554,624

Liabilities
Payable for investments purchased	$ 118
Registration fee payable	24,297
Audit fees payable	4,728
Custodian fees payable	1,215
Other affiliated payables	5
Total liabilities		30,363

Net Assets		$ 524,261
Net Assets consist of:
Paid in capital		$ 510,635
Undistributed net investment income		263
Accumulated undistributed net realized gain (loss) on investments		2
Net unrealized appreciation (depreciation) on investments		13,361
Net Assets, for 51,046 shares outstanding		$ 524,261
Net Asset Value, offering price and redemption price per share ($524,261 ÷ 51,046 shares)		$ 10.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period June 19, 2012 (commencement of operations) to August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 4,113
Affiliated issuers		2,271
Total income		6,384

Expenses
Management fee	$ 307
Accounting fees and expenses	12
Custodian fees and expenses	1,215
Independent trustees' compensation	2
Registration fees	5,111
Audit	5,758
Total expenses before reductions	12,405
Expense reductions	(12,302)	103
Net investment income (loss)		6,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1
Affiliated issuers	1
Total net realized gain (loss)		2
Change in net unrealized appreciation (depreciation) on investment securities		13,361
Net gain (loss)		13,363
Net increase (decrease) in net assets resulting from operations		$ 19,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period June 19, 2012 (commencement of operations) to August 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,281
Net realized gain (loss)	2
Change in net unrealized appreciation (depreciation)	13,361
Net increase (decrease) in net assets resulting from operations	19,644
Distributions to shareholders from net investment income	(6,018)
Share transactions Proceeds from sales of shares	504,617
Reinvestment of distributions	6,018
Net increase (decrease) in net assets resulting from share transactions	510,635
Total increase (decrease) in net assets	524,261

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $263)	$ 524,261
Other Information Shares
Sold	50,456
Issued in reinvestment of distributions	590
Net increase (decrease)	51,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended August 31, 2012 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.125
Net realized and unrealized gain (loss)	.265
Total from investment operations	.390
Distributions from net investment income	(.120)
Net asset value, end of period	$ 10.27
Total Return B, C	3.91%
Ratios to Average Net Assets F
Expenses before reductions	11.95% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	6.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 524
Portfolio turnover rate G	-% H, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to August 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amounts do not include the portfolio activity of any Underlying Funds.

H Amount represents less than 1%.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,361
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,361

Tax cost	$ 516,862

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $517,900 and $1,039, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, there were no transfer agent fees paid by the fund.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until July 31, 2013. During the period, this waiver reduced the Fund's management fee by $307.

Strategic Advisers has also contractually agreed to reimburse the Fund until July 31, 2013 to the extent that annual operating expenses exceed ..10% of average net assets. Some expenses, for example sub-advisory fees and interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $11,995.

Semiannual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers or its affiliates were the owners of record of 99% of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Income Opportunities Fund of Funds

On June 7, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve the management contract with Strategic Advisers, Inc. (Strategic Advisers) (the Advisory Contract) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed to be relevant to the approval of the Advisory Contract.

In considering whether to approve the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contract is in the best interests of the fund and its shareholders. Also, the Board found that the advisory fees to be charged under the Advisory Contract bear a reasonable relationship to the services to be rendered and will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within Strategic Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board also considered the structure of Strategic Advisers' portfolio manager compensation program and whether such structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, their use of technology and Strategic Advisers' approach to recruiting, managing, and compensating investment personnel. The Board noted that Strategic Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered Strategic Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including custodians and sub-custodians; and (iii) the resources to be devoted to the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Strategic Advisers to reinvest in the development of services designed to enhance the value or convenience of the Strategic Advisers funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. Instead, the Board considered the historical investment performance of the portfolio managers in managing accounts under a similar investment mandate. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Advisory Contract should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the proposed management fee to be paid by the fund to Strategic Advisers and the projected total operating expenses of the fund in reviewing the Advisory Contract. The Board also noted that the fund's maximum aggregate annual management fee rate may not exceed 0.80% and considered Strategic Advisers' management fee waiver of a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets until July 31, 2013. The Board also considered Strategic Advisers' contractual expense cap limiting total expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), to 0.10% of the fund's average daily net assets until July 31, 2013. The Board noted that although the fund's proposed maximum management fee rate is higher than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics, the fund's total management fee rate is expected to be below the median based upon the expected asset allocation to underlying funds.

Based on its review, the Board concluded that the fund's management fee and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Fall-Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services to be rendered and that the fund's Advisory Contract should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ODF-USAN-1012
1.941261.100

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.08%	$ 1,000.00	$ 1,041.30	$ .41
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.80	$ .41

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Administrative Class	22.1	21.9
Western Asset Core Plus Bond Portfolio	11.7	11.4
JPMorgan Core Bond Fund Class A	10.9	9.1
Metropolitan West Total Return Bond Fund Class M	10.2	10.5
U.S. Treasury Obligations	7.3	7.2
Fannie Mae	5.9	5.8
Western Asset Core Bond Portfolio Class F	5.7	6.0
Spartan U.S. Bond Index Fund Investor Class	5.6	4.6
DoubleLine Total Return Bond Fund	5.0	4.5
Fidelity GNMA Fund	2.9	2.2
	87.3
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Corporate Bonds 4.1%	Corporate Bonds 4.9%
U.S. Government and U.S. Government Agency Obligations 15.9%	U.S. Government and U.S. Government Agency Obligations 16.0%
Asset-Backed Securities 0.0%†	Asset-Backed Securities 0.0%†
CMOs and Other Mortgage Related Securities 1.7%	CMOs and Other Mortgage Related Securities 1.4%
Municipal Securities 0.1%	Municipal Securities 0.1%
High Yield Fixed-Income Funds 1.2%	High Yield Fixed-Income Funds 2.8%
Intermediate-Term Bond Funds 74.8%	Intermediate-Term Bond Funds 71.9%
Long Term Bond Fund 0.5%	Long Term Bond Fund 0.6%
Sector Funds 0.2%	Sector Funds 0.2%
Short-Term Funds 1.2%	Short-Term Funds 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 0.3%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Comcast Corp.:
3.125% 7/15/22	$ 906,000	$ 946,861
4.65% 7/15/42	1,656,000	1,768,502
5.15% 3/1/20	2,184,000	2,601,039
5.7% 5/15/18	1,615,000	1,953,950
6.4% 3/1/40	660,000	868,532
6.5% 1/15/17	1,764,000	2,136,133
NBCUniversal Media LLC:
5.15% 4/30/20	1,382,000	1,632,043
6.4% 4/30/40	2,438,000	3,163,671
News America Holdings, Inc. 7.75% 12/1/45	1,100,000	1,495,804
News America, Inc.:
6.15% 3/1/37	2,054,000	2,496,093
6.15% 2/15/41	2,103,000	2,587,800
Time Warner Cable, Inc.:
4% 9/1/21	7,100,000	7,776,871
4.5% 9/15/42	1,735,000	1,727,479
6.75% 7/1/18	1,413,000	1,768,199
Time Warner, Inc. 6.2% 3/15/40	2,433,000	2,990,670
Viacom, Inc.:
3.5% 4/1/17	530,000	575,833
6.75% 10/5/37	1,010,000	1,342,870
		37,832,350
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	453,000	462,672
3.25% 5/15/22	537,000	556,791
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,313,000	1,451,583
Fortune Brands, Inc.:
5.375% 1/15/16	146,000	166,298
5.875% 1/15/36	1,490,000	1,782,719
6.375% 6/15/14	623,000	681,431
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	1,593,000	1,728,682
		6,830,176
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	3,787,000	4,554,099
6.125% 2/1/18	1,549,000	1,885,012
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 1,194,000	$ 1,468,201
6.5% 2/9/40	435,000	600,026
		8,507,338
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	1,568,000	1,563,541
4.25% 8/9/42	1,568,000	1,532,607
9.25% 8/6/19	1,330,000	1,896,619
9.7% 11/10/18	1,409,000	2,022,976
Reynolds American, Inc.:
6.75% 6/15/17	1,810,000	2,192,896
7.25% 6/15/37	2,443,000	3,133,414
		12,342,053
TOTAL CONSUMER STAPLES		27,679,567
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (c)	1,717,000	1,820,379
5.35% 3/15/20 (c)	2,258,000	2,476,967
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	1,549,000	1,634,630
5% 10/1/21	1,212,000	1,324,608
Transocean, Inc.:
5.05% 12/15/16	1,260,000	1,395,769
6.375% 12/15/21	1,664,000	2,005,869
		10,658,222
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,072,000	7,261,159
Apache Corp. 3.25% 4/15/22	1,369,000	1,469,229
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,182,223
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,300,035
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,497,000	1,793,942
Nakilat, Inc. 6.067% 12/31/33 (c)	666,000	787,545
Petro-Canada 6.05% 5/15/18	497,000	605,865
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,441,000	5,712,968
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.375% 1/27/21	$ 3,246,000	$ 3,612,246
Petroleos Mexicanos:
4.875% 1/24/22 (c)	2,000,000	2,245,000
5.5% 6/27/44 (c)	2,207,000	2,400,113
6.5% 6/2/41 (c)	5,943,000	7,384,178
Phillips 66:
4.3% 4/1/22 (c)	1,979,000	2,156,665
5.875% 5/1/42 (c)	1,694,000	2,002,543
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,776,000	1,877,664
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	988,000	1,064,570
6.75% 9/30/19 (c)	647,000	802,280
Spectra Energy Partners, LP:
2.95% 6/15/16	737,000	751,995
4.6% 6/15/21	390,000	423,597
Suncor Energy, Inc. 6.1% 6/1/18	1,527,000	1,868,069
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	561,263
Western Gas Partners LP 5.375% 6/1/21	2,207,000	2,451,160
Williams Partners LP 4.125% 11/15/20	394,000	426,771
		53,141,080
TOTAL ENERGY		63,799,302
FINANCIALS - 1.8%
Capital Markets - 0.2%
BlackRock, Inc. 3.375% 6/1/22	1,307,000	1,382,853
Goldman Sachs Group, Inc.:
5.25% 7/27/21	2,497,000	2,656,778
5.75% 1/24/22	1,363,000	1,505,011
5.95% 1/18/18	1,219,000	1,371,338
6.75% 10/1/37	4,983,000	5,195,191
Lazard Group LLC:
6.85% 6/15/17	623,000	702,809
7.125% 5/15/15	1,957,000	2,147,467
Morgan Stanley:
4.75% 4/1/14	428,000	440,533
5.5% 7/28/21	4,014,000	4,117,910
5.75% 1/25/21	806,000	832,838
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 2,019,000	$ 2,229,983
7.3% 5/13/19	1,209,000	1,364,317
		23,947,028
Commercial Banks - 0.3%
Bank of America NA 5.3% 3/15/17	984,000	1,071,135
Credit Suisse New York Branch 6% 2/15/18	2,126,000	2,361,310
Discover Bank:
7% 4/15/20	1,627,000	1,914,826
8.7% 11/18/19	1,504,000	1,904,234
Fifth Third Bancorp:
4.5% 6/1/18	520,000	564,142
8.25% 3/1/38	603,000	843,025
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,003,000	1,003,000
HBOS PLC 6.75% 5/21/18 (c)	773,000	762,749
HSBC Holdings PLC 4% 3/30/22	1,960,000	2,102,851
Huntington Bancshares, Inc. 7% 12/15/20	404,000	482,256
JPMorgan Chase Bank 6% 10/1/17	6,514,000	7,670,163
Marshall & Ilsley Bank 5% 1/17/17	3,905,000	4,377,716
Regions Bank:
6.45% 6/26/37	2,533,000	2,536,166
7.5% 5/15/18	3,441,000	4,008,765
Regions Financial Corp.:
5.75% 6/15/15	277,000	294,313
7.75% 11/10/14	1,190,000	1,318,163
Wachovia Corp. 4.875% 2/15/14	1,083,000	1,144,872
		34,359,686
Consumer Finance - 0.0%
Discover Financial Services 5.2% 4/27/22	1,093,000	1,162,545
Diversified Financial Services - 0.4%
Bank of America Corp.:
3.875% 3/22/17	890,000	937,826
5.65% 5/1/18	1,325,000	1,480,476
5.75% 12/1/17	3,470,000	3,880,328
6.5% 8/1/16	1,370,000	1,562,497
BP Capital Markets PLC 4.742% 3/11/21	3,200,000	3,757,034
Capital One Capital V 10.25% 8/15/39	2,059,000	2,120,770
Citigroup, Inc.:
3.953% 6/15/16	1,713,000	1,806,955
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15	$ 5,000,000	$ 5,367,670
5.875% 1/30/42	2,667,000	3,136,784
6.125% 5/15/18	1,604,000	1,860,480
6.5% 8/19/13	333,000	350,215
JPMorgan Chase & Co.:
4.35% 8/15/21	3,217,000	3,528,097
4.5% 1/24/22	2,000,000	2,222,442
4.95% 3/25/20	3,248,000	3,722,039
TECO Finance, Inc.:
4% 3/15/16	364,000	394,698
5.15% 3/15/20	523,000	609,610
		36,737,921
Insurance - 0.3%
American International Group, Inc. 4.875% 9/15/16	1,209,000	1,325,434
Aon Corp.:
3.125% 5/27/16	3,625,000	3,829,069
5% 9/30/20	540,000	619,234
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,589,000	1,709,632
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	2,630,000	2,682,600
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,077,000	2,233,801
6.625% 4/15/42	1,497,000	1,685,396
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	1,847,000	1,939,801
6.7% 8/15/16 (c)	1,887,000	2,138,458
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,026,000	1,152,527
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	1,109,000	1,264,665
MetLife, Inc. 6.75% 6/1/16	1,135,000	1,357,406
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	1,102,000	1,500,617
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,232,650
4.75% 9/17/15	1,859,000	2,041,227
5.8% 11/16/41	1,463,000	1,677,204
6.2% 11/15/40	725,000	854,954
7.375% 6/15/19	438,000	551,511
Symetra Financial Corp. 6.125% 4/1/16 (c)	1,239,000	1,347,944
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20	$ 1,220,000	$ 1,347,616
5.75% 8/15/42	1,786,000	1,841,562
		34,333,308
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	631,000	665,086
Boston Properties, Inc. 3.85% 2/1/23	1,485,000	1,554,590
Camden Property Trust 5.375% 12/15/13	460,000	482,848
DDR Corp. 4.625% 7/15/22	789,000	818,218
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,352,000	1,449,218
7.5% 4/1/17	663,000	776,114
9.625% 3/15/16	1,009,000	1,233,549
Duke Realty LP:
4.375% 6/15/22	1,237,000	1,293,072
4.625% 5/15/13	80,000	81,620
5.4% 8/15/14	1,299,000	1,385,816
5.5% 3/1/16	1,275,000	1,398,224
5.95% 2/15/17	389,000	437,534
6.25% 5/15/13	4,463,000	4,598,291
6.5% 1/15/18	1,281,000	1,485,322
Equity One, Inc.:
5.375% 10/15/15	203,000	219,124
6% 9/15/17	822,000	914,612
6.25% 12/15/14	755,000	818,459
6.25% 1/15/17	540,000	602,220
Federal Realty Investment Trust:
5.4% 12/1/13	664,000	697,867
5.9% 4/1/20	351,000	420,171
6.2% 1/15/17	307,000	357,300
HRPT Properties Trust:
5.75% 11/1/15	564,000	592,448
6.65% 1/15/18	809,000	897,722
UDR, Inc. 5.5% 4/1/14	1,615,000	1,703,736
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	471,769
		25,354,930
Real Estate Management & Development - 0.4%
AMB Property LP:
5.9% 8/15/13	1,148,000	1,188,809
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.3% 6/1/13	$ 1,166,000	$ 1,204,027
BioMed Realty LP:
3.85% 4/15/16	1,500,000	1,567,683
4.25% 7/15/22	975,000	1,017,760
6.125% 4/15/20	473,000	551,746
Brandywine Operating Partnership LP 5.7% 5/1/17	567,000	619,263
Colonial Properties Trust 5.5% 10/1/15	1,516,000	1,617,449
Colonial Realty LP 6.05% 9/1/16	1,122,000	1,228,325
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,774,282
ERP Operating LP:
4.625% 12/15/21	3,826,000	4,388,292
4.75% 7/15/20	3,056,000	3,461,464
5.2% 4/1/13	1,606,000	1,644,398
5.5% 10/1/12	1,538,000	1,543,088
5.75% 6/15/17	437,000	514,915
Liberty Property LP:
4.125% 6/15/22	1,061,000	1,100,963
4.75% 10/1/20	2,674,000	2,913,759
5.5% 12/15/16	799,000	896,167
6.625% 10/1/17	938,000	1,102,420
Mack-Cali Realty LP 4.5% 4/18/22	644,000	682,641
Post Apartment Homes LP 6.3% 6/1/13	1,384,000	1,423,447
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,762,000	1,797,524
5.5% 1/15/14 (c)	1,140,000	1,167,448
Reckson Operating Partnership LP 6% 3/31/16	310,000	331,672
Simon Property Group LP:
4.125% 12/1/21	1,213,000	1,337,569
4.2% 2/1/15	511,000	545,031
5.1% 6/15/15	795,000	874,930
Tanger Properties LP:
6.125% 6/1/20	1,439,000	1,707,666
6.15% 11/15/15	3,307,000	3,691,859
		41,894,597
TOTAL FINANCIALS		197,790,015
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	$ 2,500,000	$ 2,733,985
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	3,017,000	3,237,917
4.75% 11/15/21 (c)	3,998,000	4,614,240
Express Scripts, Inc.:
3.125% 5/15/16	1,541,000	1,638,414
6.25% 6/15/14	394,000	430,456
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,140,173
		11,061,200
TOTAL HEALTH CARE		13,795,185
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
United Technologies Corp. 3.1% 6/1/22	2,189,000	2,330,495
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	274,982	298,713
6.795% 2/2/20	75,354	75,354
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	469,609	490,741
8.36% 1/20/19	1,760,387	1,910,020
		2,774,828
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (e)	755,000	822,950
TOTAL INDUSTRIALS		5,928,273
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	1,188,000	1,267,158
6.55% 10/1/17	612,000	739,915
		2,007,073
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	678,000	712,664
TOTAL INFORMATION TECHNOLOGY		2,719,737
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.1%
Chemicals - 0.1%
Dow Chemical Co.:
4.125% 11/15/21	$ 3,812,000	$ 4,176,519
4.25% 11/15/20	980,000	1,079,346
7.6% 5/15/14	3,295,000	3,656,570
		8,912,435
Metals & Mining - 0.0%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	1,810,000	1,953,171
TOTAL MATERIALS		10,865,606
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
6.3% 1/15/38	2,523,000	3,294,538
6.8% 5/15/36	2,099,000	2,871,459
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,063,000	1,445,269
CenturyLink, Inc.:
6.15% 9/15/19	1,651,000	1,797,639
6.45% 6/15/21	830,000	926,873
Embarq Corp. 7.995% 6/1/36	614,000	679,848
Verizon Communications, Inc.:
3.5% 11/1/21	3,800,000	4,183,253
6.1% 4/15/18	4,623,000	5,775,958
		20,974,837
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV:
2.375% 9/8/16	2,609,000	2,709,512
3.125% 7/16/22	1,527,000	1,566,420
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	860,000	878,978
5.875% 10/1/19	1,592,000	1,872,370
		7,027,280
TOTAL TELECOMMUNICATION SERVICES		28,002,117
UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co. 3.375% 10/1/20	853,000	933,133
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 1,369,000	$ 1,443,527
Duke Capital LLC 5.668% 8/15/14	1,596,000	1,720,322
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,153,000	3,558,845
6.4% 9/15/20 (c)	2,344,000	2,708,963
Edison International 3.75% 9/15/17	940,000	1,005,112
FirstEnergy Corp. 7.375% 11/15/31	2,804,000	3,700,108
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,918,000	3,247,168
LG&E and KU Energy LLC:
2.125% 11/15/15	1,070,000	1,080,960
3.75% 11/15/20	211,000	218,481
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,430,014
Pepco Holdings, Inc. 2.7% 10/1/15	997,000	1,026,900
Progress Energy, Inc. 4.4% 1/15/21	2,710,000	3,062,744
		25,136,277
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	732,000	861,912
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	565,592
		1,427,504
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC:
6.2% 5/15/16	641,000	726,948
6.5% 5/1/18	1,354,000	1,603,833
PSEG Power LLC 2.75% 9/15/16	429,000	447,593
		2,778,374
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.7606% 9/30/66 (e)	2,677,000	2,437,197
7.5% 6/30/66 (e)	924,000	999,075
National Grid PLC 6.3% 8/1/16	1,687,000	1,948,865
NiSource Finance Corp.:
4.45% 12/1/21	820,000	887,301
5.25% 2/15/43	1,495,000	1,655,460
5.4% 7/15/14	353,000	379,428
5.45% 9/15/20	3,370,000	3,850,855
5.8% 2/1/42	1,054,000	1,253,903
5.95% 6/15/41	1,711,000	2,050,854
6.15% 3/1/13	818,000	839,935
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 1,146,000	$ 1,371,830
Sempra Energy 2.3% 4/1/17	2,249,000	2,352,225
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	1,012,000	1,071,455
		21,098,383
TOTAL UTILITIES		50,440,538
TOTAL NONCONVERTIBLE BONDS (Cost $405,125,118)		438,852,690
U.S. Government and Government Agency Obligations - 7.3%

U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	30,902,981	33,948,338
2.125% 2/15/40	2,124	3,125
2.125% 2/15/41	8,623,498	12,778,267
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		46,729,730
U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
2.75% 8/15/42	14,082,000	14,304,228
3% 5/15/42	60,848,000	65,126,345
3.125% 2/15/42	114,000	125,097
U.S. Treasury Notes:
0.125% 7/31/14	22,000,000	21,957,034
0.25% 4/30/14	58,422,000	58,444,843
0.25% 6/30/14	66,882,000	66,910,759
0.5% 7/31/17	22,580,000	22,490,041
0.75% 6/30/17	7,482,000	7,545,133
1% 1/15/14	240,171,000	242,750,917
1.625% 8/15/22	139,620,000	140,536,186
1.75% 5/15/22	19,656,000	20,067,557
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 10/31/17	$ 1,430,000	$ 1,519,710
2% 2/15/22	69,786,000	73,035,376
TOTAL U.S. TREASURY OBLIGATIONS		734,813,226
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $769,765,209)		781,542,956
U.S. Government Agency - Mortgage Securities - 9.2%

Fannie Mae - 6.3%
2.558% 6/1/36 (e)	34,796	37,319
2.777% 7/1/37 (e)	95,103	102,181
2.849% 2/1/35 (e)	642,787	690,624
3% 3/1/27 to 8/1/42	23,637,846	24,977,486
3% 9/1/27 (d)	2,200,000	2,321,516
3% 9/1/27 (d)	11,200,000	11,818,625
3% 9/1/42 (d)	500,000	518,835
3% 9/1/42 (d)	18,800,000	19,508,192
3% 9/1/42 (d)	16,100,000	16,706,484
3% 9/1/42 (d)	3,200,000	3,320,543
3% 10/1/42 (d)	58,000,000	59,957,500
3.5% 10/1/25 to 8/1/42	37,903,477	40,491,319
3.5% 9/1/27 (d)	6,000,000	6,379,276
3.5% 7/1/42	151,406	161,744
3.5% 7/1/42	219,374	234,353
3.5% 8/1/42	280,971	300,156
3.5% 8/1/42	259,647	277,376
3.5% 9/1/42 (d)	5,500,000	5,831,718
3.5% 9/1/42 (d)	4,000,000	4,241,250
3.5% 9/1/42 (d)	8,000,000	8,482,499
4% 12/1/25 to 7/1/42	89,990,550	97,468,988
4% 10/1/41	3,427,894	3,725,826
4% 9/1/42 (d)	14,000,000	15,012,813
4% 9/1/42 (d)	15,700,000	16,835,798
4.5% 6/1/24 to 11/1/41	77,847,101	85,443,158
4.5% 9/1/42 (d)	9,000,000	9,741,094
4.5% 9/1/42 (d)	3,700,000	4,004,672
4.5% 9/1/42 (d)	17,000,000	18,399,845
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5% 4/1/18 to 6/1/40	$ 42,214,273	$ 46,302,635
5% 9/1/42 (d)	200,000	218,437
5% 9/1/42 (d)	14,000,000	15,290,624
5.5% 7/1/28 to 2/1/38	65,737,429	72,612,625
5.5% 9/1/42 (d)	8,600,000	9,437,828
6% 3/1/22 to 6/1/40	61,264,687	67,834,131
6.5% 2/1/36	39,393	44,350
TOTAL FANNIE MAE		668,731,820
Freddie Mac - 1.7%
3.454% 10/1/35 (e)	49,243	52,915
3.5% 4/1/32 to 6/1/42	21,957,220	23,363,459
4% 6/1/24 to 4/1/42	35,321,493	38,314,614
4% 9/1/41	869,843	945,921
4.5% 7/1/25 to 10/1/41	53,814,132	58,911,056
5% 1/1/35 to 4/1/41	19,563,616	21,360,906
5.5% 12/1/28 to 1/1/40	26,495,418	28,924,055
6% 7/1/37 to 8/1/37	689,823	758,895
6.5% 9/1/39	8,342,033	9,350,474
TOTAL FREDDIE MAC		181,982,295
Ginnie Mae - 1.2%
3% 10/1/42 (d)	16,100,000	16,864,967
3.5% 10/15/41 to 5/15/42	11,177,144	12,133,600
3.5% 9/1/42 (d)	1,000,000	1,082,500
4% 1/15/25 to 12/15/41	16,817,827	18,479,857
4.5% 5/15/39 to 4/15/41	34,256,192	37,976,304
5% 3/15/39 to 9/15/41	30,917,895	34,541,765
5.5% 12/20/28 to 12/15/38	1,973,045	2,207,159
6% 9/20/38	2,422,065	2,727,789
TOTAL GINNIE MAE		126,013,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $957,146,395)		976,728,056
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (e)	$ 158,137	$ 121,823
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (e)	49,274	40,198
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (e)	12,974	12,359
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (e)	95,000	950
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (e)	12,503	9,429
Series 2004-R2 Class M3, 0.7855% 4/25/34 (e)	17,571	6,969
Series 2005-R2 Class M1, 0.6855% 4/25/35 (e)	331,000	296,451
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (e)	7,674	6,128
Series 2004-W7 Class M1, 0.7855% 5/25/34 (e)	204,000	144,822
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (e)	208,902	63,135
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (e)	289,000	115,115
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (e)	14,829	14,720
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (e)	15,322	4,852
Series 2004-3 Class M4, 1.2055% 4/25/34 (e)	25,557	11,616
Series 2004-4 Class M2, 1.0305% 6/25/34 (e)	94,124	54,104
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (e)	6,234	3,888
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (e)	3,381	1,442
Fremont Home Loan Trust Series 2005-A Class M4, 1.2555% 1/25/35 (e)	58,000	7,657
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (c)(e)	31,574	29,711
Series 2006-2A:
Class A, 0.4195% 11/15/34 (c)(e)	230,503	198,316
Class B, 0.5195% 11/15/34 (c)(e)	83,374	57,664
Class C, 0.6195% 11/15/34 (c)(e)	138,547	78,948
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (c)(e)	65,519	22,468
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (e)	43,075	33,646
Series 2003-3 Class M1, 1.5255% 8/25/33 (e)	108,553	90,833
Series 2003-5 Class A2, 0.9355% 12/25/33 (e)	5,278	4,311
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (e)	$ 231,000	$ 77,221
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (e)	231,000	212,071
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (e)	83,162	74,775
Series 2006-A Class 2C, 1.6106% 3/27/42 (e)	406,000	19,313
Marriott Vacation Club Owner Trust Series 2006-2A Class D, 6.01% 10/20/28 (c)	10,139	10,147
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (e)	126,000	990
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (e)	18,869	12,010
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (e)	60,665	40,314
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (e)	222,711	200,951
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (e)	391,846	315,439
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (e)	9,173	7,228
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (e)	22,532	9,695
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (e)	64,000	38,542
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (e)	66,866	7,948
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3355% 5/25/32 (e)	310,000	31
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (e)	229,000	147,915
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (e)	85,000	36,995
Class M4, 1.6855% 9/25/34 (e)	109,000	24,716
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (e)	815	689
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (c)(e)	62,341	61,006
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (e)	204,000	123,541
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	54,731	56,114
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (e)	4,618	4,167
TOTAL ASSET-BACKED SECURITIES (Cost $2,961,695)		2,913,373
Collateralized Mortgage Obligations - 0.0%
	Principal Amount	Value
Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	$ 310,000	$ 130,064
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (c)(e)	1,654	1,654
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	491,958	483,372
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (e)	160,439	154,505
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.417% 12/20/54 (e)	682,000	622,325
Class M1, 0.577% 12/20/54 (e)	179,000	155,730
Series 2007-1:
Class 1M1, 0.537% 12/20/54 (e)	226,000	196,620
Class 2M1, 0.737% 12/20/54 (e)	290,000	252,300
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	322,735	341,389
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (e)	274,062	210,985
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (e)	123,533	79,047
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (e)	207,798	163,008
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (e)	298,884	242,980
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (c)(e)	150,810	120,160
Class B6, 3.0903% 7/10/35 (c)(e)	200,035	158,143
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (c)(e)	29,410	28,233
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (e)	5,515	4,891
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (e)	54,280	50,591
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (e)	512,351	440,540
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,497,900)		3,836,537
Commercial Mortgage Securities - 1.7%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class A6, 7.1354% 2/14/43 (e)	$ 32,195	$ 32,374
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (e)	228,124	241,348
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	605,523
Series 2007-4 Class A3, 5.7921% 2/10/51 (e)	271,950	282,840
Series 2006-6 Class E, 5.619% 10/10/45 (c)	160,000	16,016
Series 2007-3:
Class A3, 5.6612% 6/10/49 (e)	463,000	472,017
Class A4, 5.6612% 6/10/49 (e)	577,000	659,989
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	296,198	304,413
Series 2005-1 Class A3, 4.877% 11/10/42	98,838	98,768
Series 2001-3 Class H, 6.562% 4/11/37 (c)	155,000	154,919
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	860,000	905,740
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (c)(e)	119,000	117,827
Class D, 0.5995% 3/15/22 (c)(e)	121,000	119,202
Class E, 0.6395% 3/15/22 (c)(e)	100,000	98,014
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (c)(e)	24,118	23,394
Class E, 0.4795% 10/15/19 (c)(e)	201,000	189,945
Class F, 0.5495% 10/15/19 (c)(e)	477,000	448,380
Class G, 0.5695% 10/15/19 (c)(e)	192,000	178,560
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 0.5955% 4/25/34 (c)(e)	155,837	137,515
Class B, 2.1355% 4/25/34 (c)(e)	17,444	10,202
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (c)(e)	229,243	165,433
Class M2, 0.7155% 8/25/35 (c)(e)	19,919	10,718
Series 2005-3A Class A2, 0.6355% 11/25/35 (c)(e)	81,175	63,816
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (c)(e)	203,065	143,861
Class M1, 0.6855% 1/25/36 (c)(e)	65,544	40,473
Series 2006-2A Class A1, 0.4655% 7/25/36 (c)(e)	538,145	379,381
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (c)(e)	114,067	77,463
Class A2, 0.5055% 12/25/36 (c)(e)	577,715	269,069
Series 2007-1 Class A2, 0.5055% 3/25/37 (c)(e)	123,619	66,549
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (c)(e)	$ 324,482	$ 182,708
Class A2, 0.5555% 7/25/37 (c)(e)	303,801	100,683
Class B1, 1.8355% 7/25/37 (c)(e)	43,101	594
Class M1, 0.6055% 7/25/37 (c)(e)	103,406	26,826
Class M4, 0.8855% 7/25/37 (c)(e)	113,390	9,029
Class M5, 0.9855% 7/25/37 (c)(e)	99,841	7,120
Class M6, 1.2355% 7/25/37 (c)(e)	127,653	6,379
Series 2007-3:
Class A2, 0.5255% 7/25/37 (c)(e)	120,862	61,363
Class B1, 1.1855% 7/25/37 (c)(e)	72,963	4,906
Class B2, 1.8355% 7/25/37 (c)(e)	175,708	9,550
Class M1, 0.5455% 7/25/37 (c)(e)	64,051	14,876
Class M2, 0.5755% 7/25/37 (c)(e)	68,507	12,163
Class M3, 0.6055% 7/25/37 (c)(e)	109,722	15,045
Class M4, 0.7355% 7/25/37 (c)(e)	173,217	20,219
Class M5, 0.8355% 7/25/37 (c)(e)	88,001	9,003
Class M6, 1.0355% 7/25/37 (c)(e)	66,836	5,827
Series 2007-4A:
Class M4, 1.8355% 9/25/37 (c)(e)	111,731	4,493
Class M5, 1.9855% 9/25/37 (c)(e)	111,731	3,439
Class M6, 2.1855% 9/25/37 (c)(e)	72,837	1,767
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.5395% 3/15/22 (c)(e)	514,000	453,825
Class F, 0.5895% 3/15/22 (c)(e)	315,000	271,822
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	63,484	64,039
Series 2006-T22 Class A4, 5.5391% 4/12/38 (e)	35,000	40,020
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (c)(e)	112,736	97,630
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (c)	325,000	335,090
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (c)(e)	17,754	17,576
Class H, 0.6093% 8/15/21 (c)(e)	66,000	62,970
Series 2007-FL3A Class A2, 0.3795% 4/15/22 (c)(e)	26,657	26,143
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (e)	176,953	181,277
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	270,000	285,512
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (e)	$ 277,000	$ 297,656
Series 2006-C1 Class B, 5.359% 8/15/48	831,000	120,669
COMM pass-thru certificates:
floater:
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (c)(e)	170,265	161,635
Class D, 0.5795% 11/15/17 (c)(e)	8,834	8,210
Class E, 0.6295% 11/15/17 (c)(e)	31,322	28,795
Class F, 0.6895% 11/15/17 (c)(e)	24,094	21,909
Class G, 0.7395% 11/15/17 (c)(e)	16,598	14,761
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (c)(e)	395,000	360,525
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	789,000	805,160
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	350,721	351,585
Class AJFX, 5.478% 2/5/19 (c)	828,000	829,128
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	554,000	618,295
Series 2007-C3 Class A4, 5.6792% 6/15/39 (e)	6,267,000	6,918,411
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	251,000	280,351
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (c)(e)	988,000	782,943
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1 Class A3, 5.4157% 2/15/39 (e)	989,750	1,013,136
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (c)(e)	105,000	98,302
Class C:
0.4095% 2/15/22 (c)(e)	299,000	276,938
0.5095% 2/15/22 (c)(e)	107,000	96,965
Class F, 0.5595% 2/15/22 (c)(e)	213,000	190,893
Series 2007-C1 Class B, 5.487% 2/15/40 (c)(e)	420,000	53,593
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (c)(e)	104,000	98,649
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,475,000	3,933,398
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (c)(e)	$ 63,182	$ 62,700
Class F, 0.6858% 6/6/20 (c)(e)	134,000	132,013
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(e)	263,000	260,483
Class D, 2.2018% 3/6/20 (c)(e)	1,737,000	1,720,705
Class H, 3.3004% 3/6/20 (c)(e)	121,000	120,238
Class J, 4.0852% 3/6/20 (c)(e)	174,000	173,260
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	82,873	84,132
Series 2007-GG10 Class A2, 5.778% 8/10/45	62,027	62,851
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (c)(e)	137,925	134,341
Class C, 0.4495% 11/15/18 (c)(e)	98,184	94,651
Class F, 0.5695% 11/15/18 (c)(e)	67,014	59,242
Class G, 0.5995% 11/15/18 (c)(e)	58,053	48,998
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	88,646	93,114
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (e)	3,720,000	4,312,674
Series 2007-LD11 Class A4, 5.8148% 6/15/49 (e)	25,480,461	28,987,897
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	406,992	410,266
Series 2006-CB17 Class A3, 5.45% 12/12/43	72,578	72,782
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (e)	24,000	7,920
Class C, 5.7337% 2/12/49 (e)	62,000	13,020
Class D, 5.7337% 2/12/49 (e)	65,000	13,325
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (e)	23,000	1,835
Class ES, 5.5652% 1/15/49 (c)(e)	143,000	6,481
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	37,571	37,663
Series 2006-C6 Class A2, 5.262% 9/15/39 (e)	15,121	15,133
Series 2006-C7 Class A2, 5.3% 11/15/38	161,162	163,976
Series 2007-C7 Class A3, 5.866% 9/15/45	294,000	346,924
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (c)(e)	88,297	83,882
Class E, 0.5295% 9/15/21 (c)(e)	320,310	296,287
Class F, 0.5795% 9/15/21 (c)(e)	183,169	164,852
Class G, 0.5995% 9/15/21 (c)(e)	361,641	316,436
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class H, 0.6395% 9/15/21 (c)(e)	$ 92,993	$ 78,114
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	251,042	255,870
Series 2005-LC1 Class F, 5.3733% 1/12/44 (c)(e)	241,000	158,395
Series 2006-C1 Class A2, 5.6141% 5/12/39 (e)	245,557	251,154
Series 2007-C1 Class A4, 5.8461% 6/12/50 (e)	7,022,000	7,923,442
Series 2008-C1 Class A4, 5.69% 2/12/51	591,000	693,006
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (e)	27,845	27,868
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	202,568	213,057
Series 2007-5:
Class A3, 5.364% 8/12/48	108,000	109,491
Class A4, 5.378% 8/12/48	6,120,000	6,773,065
Class B, 5.479% 8/12/48	831,000	204,050
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,446,000	2,722,449
Series 2007-7 Class A4, 5.7386% 6/12/50 (e)	970,000	1,060,630
Series 2007-6 Class B, 5.635% 3/12/51 (e)	277,000	69,262
Series 2007-7 Class B, 5.7386% 6/12/50 (e)	356,000	24,564
Series 2007-8 Class A3, 5.9634% 8/12/49 (e)	239,000	272,651
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (c)(e)	57,391	36,157
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (c)(e)	159,000	143,895
Class D, 0.43% 10/15/20 (c)(e)	107,000	94,695
Class E, 0.49% 10/15/20 (c)(e)	134,000	113,900
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	261,738	264,966
Series 2006-T23 Class A3, 5.809% 8/12/41 (e)	141,000	146,423
Series 2007-HQ12 Class A4, 5.5967% 4/12/49 (e)	1,466,000	1,574,478
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	4,221,000	4,763,403
Class B, 5.7187% 4/15/49 (e)	68,000	20,231
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (c)(e)	278,000	239,036
Class F, 0.578% 9/15/21 (c)(e)	301,000	246,772
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.598% 9/15/21 (c)(e)	$ 285,000	$ 222,255
Series 2007-WHL8 Class F, 0.7195% 6/15/20 (c)(e)	686,000	504,979
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	736,000	770,777
Series 2007-C30:
Class A3, 5.246% 12/15/43	88,345	89,281
Class A4, 5.305% 12/15/43	81,000	87,088
Class A5, 5.342% 12/15/43	18,376,000	20,340,707
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,656,000	17,745,340
Class A5, 5.5% 4/15/47	3,030,000	3,365,473
Series 2007-C32 Class A3, 5.7418% 6/15/49 (e)	17,649,000	20,038,057
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	255,862
Series 2005-C22:
Class B, 5.3564% 12/15/44 (e)	614,000	425,170
Class F, 5.3564% 12/15/44 (c)(e)	462,000	90,460
Series 2007-C30:
Class C, 5.483% 12/15/43 (e)	831,000	233,904
Class D, 5.513% 12/15/43 (e)	443,000	89,793
Series 2007-C31 Class C, 5.6821% 4/15/47 (e)	1,142,000	257,669
Series 2007-C31A Class A2, 5.421% 4/15/47	635,077	658,848
Series 2007-C32:
Class D, 5.7418% 6/15/49 (e)	208,000	56,118
Class E, 5.7418% 6/15/49 (e)	328,000	77,457
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.9003% 2/15/51 (e)	13,170,000	15,327,694
Class A5, 5.9003% 2/15/51 (e)	4,253,000	4,939,145
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $171,712,606)		178,362,732
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	465,000	482,693
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	335,000	434,937
7.3% 10/1/39	345,000	445,247
7.5% 4/1/34	2,915,000	3,797,866
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 1,765,000	$ 2,363,159
7.6% 11/1/40	2,540,000	3,442,614
7.625% 3/1/40	515,000	692,701
Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	240,000	268,322
Series 2003, 5.1% 6/1/33	1,780,000	1,721,100
TOTAL MUNICIPAL SECURITIES (Cost $12,885,776)		13,648,639
Fixed-Income Funds - 76.7%
	Shares
High Yield Fixed-Income Funds - 1.2%
Fidelity Focused High Income Fund (b)	6,122,130	57,119,471
Fidelity New Markets Income Fund (b)	4,078,441	71,005,650
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,125,121
Intermediate-Term Bond Funds - 74.8%
DoubleLine Total Return Bond Fund	47,496,386	538,134,054
Fidelity GNMA Fund (b)	26,091,776	312,840,393
ING Intermediate Bond Fund - Class A	2,409,785	24,531,608
JPMorgan Core Bond Fund Class A	96,208,042	1,166,041,469
Metropolitan West Total Return Bond Fund Class M	100,047,717	1,093,521,551
PIMCO Total Return Fund Administrative Class	205,122,938	2,358,913,766
Spartan U.S. Bond Index Fund Investor Class (b)	49,352,696	594,206,464
Westcore Plus Bond Fund	4,145,601	46,886,744
Western Asset Core Bond Portfolio Class F	49,169,364	606,749,952
Western Asset Core Plus Bond Portfolio	107,372,051	1,247,663,237
TOTAL INTERMEDIATE-TERM BOND FUNDS		7,989,489,238
Long-Term Bond Fund - 0.5%
PIMCO Long-Term Credit Fund Institutional Class	4,325,151	57,567,759
Fixed-Income Funds - continued
	Shares	Value
Sector Funds - 0.2%
Fidelity Real Estate Income Fund (b)	2,004,007	$ 23,006,002
TOTAL FIXED-INCOME FUNDS (Cost $7,815,294,549)		8,198,188,120
Short-Term Funds - 1.2%

Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $125,240,743)	10,893,680	126,039,873
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.17% (a) (Cost $147,845,261)	147,845,261	147,845,261
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $10,411,475,252)		10,867,958,237
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(181,207,824)
NET ASSETS - 100%		$ 10,686,750,413
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 9/1/42	$ (16,100,000)	(16,706,484)
3% 9/1/42	(3,200,000)	(3,320,543)
3% 9/1/42	(16,100,000)	(16,706,484)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
3% 9/1/42	$ (3,200,000)	$ (3,320,543)
5% 9/1/42	(1,200,000)	(1,310,625)
TOTAL FANNIE MAE		(41,364,679)
Freddie Mac
4% 9/1/42	(1,000,000)	(1,069,844)
4.5% 9/1/42	(10,100,000)	(10,874,860)
TOTAL FREDDIE MAC		(11,944,704)
Ginnie Mae
3.5% 9/1/42	(8,000,000)	(8,660,001)
3.5% 9/1/42	(4,000,000)	(4,330,000)
TOTAL GINNIE MAE		(12,990,001)
TOTAL TBA SALE COMMITMENTS (Proceeds $65,982,383)		$ (66,299,384)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(151,811))

	Dec. 2018	$ 2,000,000	$ 115,246
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(253,838))	Dec. 2018	2,000,000	176,859
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(199,769))	Dec. 2018	2,000,000	176,859
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(48,223))	March 2018	1,500,000	97,113
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(140,579))	March 2019	1,655,634	100,126
		$ 9,155,634	$ 666,203
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,407,078 or 0.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 151,976
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Focused High Income Fund	$ 89,617,886	$ 1,889,956	$ 34,400,370	$ 1,693,127	$ 57,119,471
Fidelity GNMA Fund	200,333,417	108,936,090	-	3,190,831	312,840,393
Fidelity New Markets Income Fund	89,895,550	1,822,025	23,534,382	1,822,025	71,005,650
Fidelity Real Estate Income Fund	13,713,708	7,993,060	-	227,454	23,006,002
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spartan U.S. Bond Index Fund Investor Class	$ 424,239,258	$ 177,733,729	$ 17,912,143	$ 6,237,614	$ 594,206,464
Total	$ 817,799,819	$ 298,374,860	$ 75,846,895	$ 13,171,051	$ 1,058,177,980
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 438,852,690	$ -	$ 438,852,690	$ -
U.S. Government and Government Agency Obligations	781,542,956	-	781,542,956	-
U.S. Government Agency - Mortgage Securities	976,728,056	-	976,728,056	-
Asset-Backed Securities	2,913,373	-	2,491,144	422,229
Collateralized Mortgage Obligations	3,836,537	-	3,428,170	408,367
Commercial Mortgage Securities	178,362,732	-	173,568,176	4,794,556
Municipal Securities	13,648,639	-	13,648,639	-
Fixed-Income Funds	8,198,188,120	8,198,188,120	-	-
Short-Term Funds	126,039,873	126,039,873	-	-
Money Market Funds	147,845,261	147,845,261	-	-
Total Investments in Securities:	$ 10,867,958,237	$ 8,472,073,254	$ 2,390,259,831	$ 5,625,152
Derivative Instruments:
Assets
Swap Agreements	$ 666,203	$ -	$ 666,203	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (66,299,384)	$ -	$ (66,299,384)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 666,203	$ -
Total Value of Derivatives	$ 666,203	$ -
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,248,886,839)	$ 9,661,934,996
Fidelity Central Funds (cost $147,845,261)	147,845,261
Affiliated issuers (cost $1,014,743,152)	1,058,177,980
Total Investments (cost $10,411,475,252)		$ 10,867,958,237
Cash		10
Receivable for investments sold, regular delivery		83,724,141
Receivable for TBA sale commitments		65,982,383
Receivable for fund shares sold		13,943,956
Dividends receivable		9,292,743
Interest receivable		11,127,644
Distributions receivable from Fidelity Central Funds		22,357
Swap agreements, at value		666,203
Prepaid expenses		51,020
Total assets		11,052,768,694

Liabilities
Payable for investments purchased Regular delivery	$ 46,842,224
Delayed delivery	245,745,063
TBA sale commitments, at value	66,299,384
Payable for fund shares redeemed	6,343,722
Distributions payable	41,162
Accrued management fee	263,016
Other affiliated payables	329,190
Other payables and accrued expenses	154,520
Total liabilities		366,018,281

Net Assets		$ 10,686,750,413
Net Assets consist of:
Paid in capital		$ 10,187,153,040
Undistributed net investment income		5,121,191
Accumulated undistributed net realized gain (loss) on investments		38,356,129
Net unrealized appreciation (depreciation) on investments		456,120,053
Net Assets, for 972,336,781 shares outstanding		$ 10,686,750,413
Net Asset Value, offering price and redemption price per share ($10,686,750,413 ÷ 972,336,781 shares)		$ 10.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 114,194,573
Affiliated issuers		13,171,051
Interest		27,126,905
Income from Fidelity Cash Central Fund		151,976
Total income		154,644,505

Expenses
Management fee	$ 13,928,291
Transfer agent fees	1,269,063
Accounting fees and expenses	686,486
Custodian fees and expenses	35,082
Independent trustees' compensation	61,973
Registration fees	238,745
Audit	33,988
Legal	60,227
Miscellaneous	115,434
Total expenses before reductions	16,429,289
Expense reductions	(12,384,982)	4,044,307
Net investment income (loss)		150,600,198
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,698,130
Affiliated issuers	(647,657)
Swap agreements	(89,529)
Realized gain distributions from underlying funds:
Affiliated issuers	196,378
Total net realized gain (loss)		47,157,322
Change in net unrealized appreciation (depreciation) on: Investment securities	215,536,517
Swap agreements	73,283
Delayed delivery commitments	(277,781)
Total change in net unrealized appreciation (depreciation)		215,332,019
Net gain (loss)		262,489,341
Net increase (decrease) in net assets resulting from operations		$ 413,089,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 150,600,198	$ 254,916,183
Net realized gain (loss)	47,157,322	60,244,180
Change in net unrealized appreciation (depreciation)	215,332,019	200,892,978
Net increase (decrease) in net assets resulting from operations	413,089,539	516,053,341
Distributions to shareholders from net investment income	(147,271,143)	(255,635,139)
Distributions to shareholders from net realized gain	(25,322,487)	(96,890,547)
Total distributions	(172,593,630)	(352,525,686)
Share transactions Proceeds from sales of shares	2,135,637,708	5,767,105,479
Reinvestment of distributions	172,245,964	351,918,503
Cost of shares redeemed	(1,014,645,744)	(1,921,121,745)
Net increase (decrease) in net assets resulting from share transactions	1,293,237,928	4,197,902,237
Total increase (decrease) in net assets	1,533,733,837	4,361,429,892

Net Assets
Beginning of period	9,153,016,576	4,791,586,684
End of period (including undistributed net investment income of $5,121,191 and undistributed net investment income of $1,792,136, respectively)	$ 10,686,750,413	$ 9,153,016,576
Other Information Shares
Sold	197,747,439	545,073,857
Issued in reinvestment of distributions	15,940,567	33,295,795
Redeemed	(93,962,088)	(181,166,943)
Net increase (decrease)	119,725,918	397,202,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.52	$ 10.30	$ 9.02	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.164	.372	.376	.488	.509	.207
Net realized and unrealized gain (loss)	.275	.371	.372	1.326	(.950)	.132
Total from investment operations	.439	.743	.748	1.814	(.441)	.339
Distributions from net investment income	(.161)	(.373)	(.373)	(.504)	(.499)	(.222) K
Distributions from net realized gain	(.028)	(.150)	(.155)	(.030)	(.130)	(.027) K
Total distributions	(.189)	(.523)	(.528)	(.534)	(.629)	(.249)
Net asset value, end of period	$ 10.99	$ 10.74	$ 10.52	$ 10.30	$ 9.02	$ 10.09
Total Return B,C	4.13%	7.26%	7.36%	20.54%	(4.41)%	3.42%
Ratios to Average Net Assets E,G
Expenses before reductions	.33% A	.35%	.28%	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.08% A	.10%	.03%	.00%	.00%	.00% A
Expenses net of all reductions	.08% A	.10%	.03%	.00%	.00%	.00% A
Net investment income (loss)	3.02% A	3.52%	3.57%	4.93%	5.35%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,686,750	$ 9,153,017	$ 4,791,587	$ 2,647,194	$ 728,293	$ 746,712
Portfolio turnover rate H	83% A	113%	44% I	10%	38%	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the period September 27, 2007 (commencement of operations) to February 29, 2008. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H Amounts do not include the portfolio activity of any Underlying Funds. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the year ended February 29. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Dividend and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swap agreements, market discount and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 456,851,658
Gross unrealized depreciation	(5,258,513)
Net unrealized appreciation (depreciation) on securities and other investments	$ 451,593,145

Tax cost	$ 10,416,365,092

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Semiannual Report

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (89,529)	$ 73,283

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Swap Agreements - continued

appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $1,618,745,985 and $504,595,632, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Adviser. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Strategic Advisers, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by Strategic Advisers and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .03% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by FIMM, an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12,158 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $12,373,380.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $11,602.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Income Fund

On June 7, 2012, the Board of Trustees, including the Independent Trustees (together, the Board), voted to amend the fund's sub-advisory agreement (the Amended Sub-Advisory Agreement) with Fidelity Investments Money Management, Inc. (FIMM) to allow the fees payable to FIMM to be calculated with reference to the total assets of all registered investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) and managed by the same investment team of FIMM pursuant to a particular investment strategy. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. The Board considered that the fees to be paid to FIMM under the Amended Sub-Advisory Agreement would be equal to or lower than the fees payable under FIMM's current agreement. The Board also considered that the amendment involves no changes in (i) the investment process or strategies employed in the management of the fund's assets or (ii) the nature or level of services provided under FIMM's current sub-advisory agreement.

Because the Amended Sub-Advisory Agreement contains the potential for lower fees and includes terms identical to those contained in FIMM's current sub-advisory agreement, the Board did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract with Strategic Advisers and the Amended Sub-Advisory Agreement with FIMM, the Board will consider all factors it believes to be relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SSC-USAN-1012
1.926376.101

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.04%	$ 1,000.00	$ 919.40	$ .19**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.00	$ .20**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If fees related to the allocation of assets to a sub-adviser had been in effect during the entire period, the annualized expense ratio would have been .18% and the expenses paid in the actual and hypothetical examples above would have been $.87 and $.92, respectively. See Note 4 to the Financial Statements.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Lazard Emerging Markets Portfolio Institutional Class	14.9	15.7
GMO Emerging Markets Fund - Class V	14.0	13.6
Aberdeen Emerging Markets Institutional Fund	13.0	11.4
T. Rowe Price Emerging Markets Stock Fund	12.3	12.9
Fidelity Emerging Markets Fund	10.8	13.4
Acadian Emerging Markets Portfolio Institutional Class	8.6	8.2
SSgA Emerging Markets Fund	6.3	7.2
Oppenheimer Developing Markets Fund Class A	4.9	4.9
Eaton Vance Parametric Structured Emerging Markets Fund Class A	4.9	5.1
Invesco Developing Markets Fund Class A	4.9	4.8
	94.6
Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Emerging Market Funds 98.8%	Emerging Market Funds 98.2%
Europe Stock Funds 0.3%	Europe Stock Funds 1.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.1%
	Shares	Value
Emerging Market Funds - 98.8%
Aberdeen Emerging Markets Institutional Fund	15,315,073	$ 216,248,829
Acadian Emerging Markets Portfolio Institutional Class	8,215,269	142,452,765
Eaton Vance Parametric Structured Emerging Markets Fund Class A	5,985,076	81,756,137
Fidelity Emerging Markets Fund (b)	8,513,762	179,470,095
GMO Emerging Markets Fund - Class V	21,628,478	232,073,573
Invesco Developing Markets Fund Class A	2,576,391	80,821,374
Lazard Emerging Markets Portfolio Institutional Class	13,302,011	247,284,390
Oppenheimer Developing Markets Fund Class A	2,539,245	81,890,648
SSgA Emerging Markets Fund	5,596,065	104,702,369
T. Rowe Price Emerging Markets Stock Fund	6,684,449	203,541,468
Vanguard Emerging Markets ETF	1,710,760	68,687,014
TOTAL EMERGING MARKET FUNDS		1,638,928,662
Europe Stock Funds - 0.3%
Market Vectors Russia ETF	191,700	5,185,485
TOTAL EQUITY FUNDS (Cost $1,847,170,818)		1,644,114,147
Money Market Funds - 0.9%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $14,505,607)	14,505,607	14,505,607
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,861,676,425)		1,658,619,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		122,669
NET ASSETS - 100%		$ 1,658,742,423
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 255,277,738	$ -	$ 53,888,946	$ -	$ 179,470,095
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,643,299,172)	$ 1,479,149,659
Affiliated issuers (cost $218,377,253)	179,470,095
Total Investments (cost $1,861,676,425)		$ 1,658,619,754
Receivable for fund shares sold		1,403,487
Prepaid expenses		10,494
Total assets		1,660,033,735

Liabilities
Payable for investments purchased	$ 185,569
Payable for fund shares redeemed	1,060,539
Other affiliated payables	31,216
Other payables and accrued expenses	13,988
Total liabilities		1,291,312

Net Assets		$ 1,658,742,423
Net Assets consist of:
Paid in capital		$ 1,887,895,224
Accumulated net investment loss		(306,933)
Accumulated undistributed net realized gain (loss) on investments		(25,789,197)
Net unrealized appreciation (depreciation) on investments		(203,056,671)
Net Assets, for 185,035,916 shares outstanding		$ 1,658,742,423
Net Asset Value, offering price and redemption price per share ($1,658,742,423 ÷ 185,035,916 shares)		$ 8.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Interest		$ 86

Expenses
Management fee	$ 2,032,859
Transfer agent fees	101,281
Accounting fees and expenses	73,308
Custodian fees and expenses	3,008
Independent trustees' compensation	10,370
Registration fees	16,227
Audit	14,686
Legal	8,036
Miscellaneous	106,553
Total expenses before reductions	2,366,328
Expense reductions	(2,059,309)	307,019
Net investment income (loss)		(306,933)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,727,632)
Affiliated issuers	(8,715,391)
Total net realized gain (loss)		(23,443,023)
Change in net unrealized appreciation (depreciation) on investment securities		(108,981,770)
Net gain (loss)		(132,424,793)
Net increase (decrease) in net assets resulting from operations		$ (132,731,726)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (306,933)	$ 28,694,323
Net realized gain (loss)	(23,443,023)	25,526,844
Change in net unrealized appreciation (depreciation)	(108,981,770)	(43,351,279)
Net increase (decrease) in net assets resulting from operations	(132,731,726)	10,869,888
Distributions to shareholders from net investment income	-	(28,521,159)
Distributions to shareholders from net realized gain	(15,524,447)	(9,863,291)
Total distributions	(15,524,447)	(38,384,450)
Share transactions Proceeds from sales of shares	257,949,519	600,957,575
Reinvestment of distributions	15,501,623	38,321,859
Cost of shares redeemed	(371,543,512)	(324,225,653)
Net increase (decrease) in net assets resulting from share transactions	(98,092,370)	315,053,781
Total increase (decrease) in net assets	(246,348,543)	287,539,219

Net Assets
Beginning of period	1,905,090,966	1,617,551,747
End of period (including accumulated net investment loss of $306,933 and undistributed net investment income of $0, respectively)	$ 1,658,742,423	$ 1,905,090,966
Other Information Shares
Sold	29,037,639	62,607,971
Issued in reinvestment of distributions	1,652,625	4,536,404
Redeemed	(39,300,699)	(34,271,010)
Net increase (decrease)	(8,610,435)	32,873,365

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- J	.16	.11
Net realized and unrealized gain (loss)	(.79)	(.18)	.07 E
Total from investment operations	(.79)	(.02)	.18
Distributions from net investment income	-	(.15)	(.09)
Distributions from net realized gain	(.09)	(.05)	(.03)
Total distributions	(.09)	(.20)	(.12)
Net asset value, end of period	$ 8.96	$ 9.84	$ 10.06
Total Return B, C	(8.06)%	.11%	1.70%
Ratios to Average Net Assets G
Expenses before reductions	.29% A	.28%	.35% A
Expenses net of fee waivers, if any	.04% A	.03%	.10% A
Expenses net of all reductions	.04% A	.02%	.10% A
Net investment income (loss)	(.04)% A	1.65%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,658,742	$ 1,905,091	$ 1,617,552
Portfolio turnover rate H	13% A	11%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period September 30, 2010 (commencement of operations) to February 28, 2011.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amounts do not include the portfolio activity of any Underlying Funds.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. During the period the Fund invested in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and capital gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,297,282
Gross unrealized depreciation	(215,404,412)
Net unrealized appreciation (depreciation) on securities and other investments	$ (204,107,130)

Tax cost	$ 1,862,726,884

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $109,569,731 and $223,513,394, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, Strategic Advisers waived its management fee as described in the Expense Reduction note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services. In September 2012, the Board of Trustees approved the appointment of Acadian Asset Management LLC (Acadian) as an additional sub-adviser for the Fund. Subsequent to period end, Acadian was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,111 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Strategic Advisers has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2015. During the period, this waiver reduced the Fund's management fee by $2,032,859.

Strategic Advisers voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $12,397.

Many of the brokers with whom Strategic Advisers places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $14,048 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Acadian Asset Management LLC
Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SAE-USAN-1012
1.926378.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 26, 2012